                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                                    811-6165

                      (Investment Company Act File Number)

                  Federated Municipal Securities Income Trust
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)

                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                        (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)

                       Date of Fiscal Year End:  8/31/07

              Date of Reporting Period:  Fiscal year ended 8/31/07

ITEM 1.     REPORTS TO STOCKHOLDERS

Federated
World-Class Investment Manager

Federated California Municipal Income Fund

Established 1992

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2007

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007		2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$10.97		$11.10	$10.94	$10.70	$11.00
Income From Investment Operations:
Net investment income	0.50		0.51	0.52	0.52	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.35)		(0.13)	0.16	0.24	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.38	0.68	0.76	0.22
Less Distributions:
Distributions from net investment income	(0.50)		(0.51)	(0.52)	(0.52)	(0.52)
Net Asset Value, End of Period	$10.62		$10.97	$11.10	$10.94	$10.70
Total Return [2]	1.36%		3.55%	6.32%	7.26%	1.98%

Ratios to Average Net Assets:
Net expenses	0.58	% [3]	0.52%	0.50%	0.50%	0.50%
Net investment income	4.61%		4.68%	4.68%	4.81%	4.72%
Expense waiver/reimbursement [4]	0.83%		0.88%	0.90%	0.85%	0.80%
Supplemental Data:
Net assets, end of period (000 omitted)	$60,557		$55,168	$44,159	$34,269	$36,607
Portfolio turnover	23%		18%	18%	13%	24%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes 0.03% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007		2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$10.97		$11.10	$10.94	$10.70	$11.00
Income From Investment Operations:
Net investment income	0.42		0.43	0.43	0.44	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.35)		(0.13)	0.16	0.24	(0.30)
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.30	0.59	0.68	0.14
Less Distributions:
Distributions from net investment income	(0.42)		(0.43)	(0.43)	(0.44)	(0.44)
Net Asset Value, End of Period	$10.62		$10.97	$11.10	$10.94	$10.70
Total Return [2]	0.60%		2.77%	5.52%	6.46%	1.22%

Ratios to Average Net Assets:
Net expenses	1.34	% [3]	1.27%	1.25%	1.25%	1.25%
Net investment income	3.84%		3.91%	3.93%	4.06%	3.97%
Expense waiver/reimbursement [4]	0.58%		0.63%	0.65%	0.60%	0.55%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,074		$29,730	$37,464	$43,773	$50,921
Portfolio turnover	23%		18%	18%	13%	24%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes 0.03% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 983.50	$2.85
Class B Shares	$1,000	$ 979.80	$6.59
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,022.33	$2.91
Class B Shares	$1,000	$1,018.55	$6.72

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.57%
Class B Shares	1.32%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 1.36% for Class A Shares and 0.60% for Class B Shares. The total return of the Lehman Brothers California Municipal Bond Index (LBCAMB), 1 the fund's benchmark index, was 2.08% for the 12-month reporting period. The fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LBCAMB.

The fund's investment strategy focused on: (a) the effective duration 2 of the portfolio (which indicates the portfolio's sensitivity to changes in interest rates); 3 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality of portfolio securities, which indicates the risk that the securities may default. These were the most significant factors affecting the fund's performance relative to the LBCAMB. The following discussion will focus on the performance of the fund's Class A Shares. The 1.36% total return of the Class A Shares for the reporting period consisted of 4.55% of tax-exempt dividends and (3.19)% of price depreciation in the net asset value of the shares. 4

1 The LBCAMB is an unmanaged broad-based market performance benchmark. To be included in the index, bonds must be rated investment-grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody's, S&P, Fitch. If only two of the three agencies rate the security, the lower rating is used to determine index eligibility. If only one of the three agencies rates a security, the rating must be investment-grade. They must have an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. Remarketed issues, taxable municipal bonds, bonds with floating rates, and derivatives, are excluded from the benchmark. The LBCAMB is unmanaged and, unlike the fund, are not affected by cash flows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 Income may be subject to the federal alternative minimum tax.

MARKET OVERVIEW

The 12-month reporting period appeared to be volatile with distinct periods of differing market conditions. The first three quarters of the reporting period reflected moderate economic growth, sustained inflation pressures as the global economy continued to indicate strength and high levels of resource utilization. As a result, the Federal Reserve Board (the "Fed") maintained Federal Funds Target Rate at 5.25% and maintained an inflation risk bias. This led to a trend of moderately higher interest rates and an environment in which tax-exempt municipal credit spreads continued to tighten, (i.e., the yield difference between "AAA" rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity decreased). However, toward the end of the 12-month reporting period conditions in the market for subprime mortgages and related instruments, including segments of the asset-backed commercial paper market, appeared to deteriorate sharply. This led to continued volatile financial market conditions and an increased investor preference for more risk averse assets as well as revisions in expectations concerning the Fed's policy.

Long-term interest rates (based on the 10-year Treasury security), peaked at 5.30% in June 2007 and declined to a low of 4.43% at the end of the 12-month reporting period. Interest rates showed some volatility as the tax-exempt bond market appeared to attempt to determine the extent of the impact of the U.S. economy and the Fed's intentions concerning short-term interest rates. During the 12-month reporting period, the housing sector continued to remain a drag on economic growth and continued to represent a significant downside risk to the economy.

During the 12-month reporting period, the tax-exempt municipal bond market was not immune from the events in the housing and mortgage markets. A significant reprising of credit risk and drying up of liquidity resulted in a widening of tax-exempt municipal credit spreads and the tax-exempt municipal yield curve becoming steeper; long-term interest rates rose more than short-term interest rates. The tax-exempt municipal yield curve becoming steeper means that securities provided higher incremental income or yield as maturities became longer.

During the 12-month reporting period, the California tax-exempt municipal market was dominated by the same factors as the national market. Volatility was high, credit spreads widened, and rates fell by the end of the reporting period. According to The Bond Buyer, supply of new California tax-exempt municipal bonds was high; following a dip in issuance in 2006 versus the previous three years, issuance of new bonds in 2007 has been at historic high levels.

California's credit profile continued to remain strong over the 12-month reporting period. In June of 2007, Standard and Poor's changed its outlook on its A+ rating for California state general obligations from stable to positive. Moody's Rating Service's A1 rating and Fitch Rating's A+ rating were unchanged.

DURATION AND YIELD CURVE/MATURITY

As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 6.8 years. Duration management remained a significant component of the fund's investment strategy; however, as a result of the credit and liquidity driven market events during the 12-month period, duration did not contribute to fund performance as significantly as sector selection and credit quality. Although the fund's duration was longer than the durations of the LBCAMB at the end of the 12-month reporting period, the fund's duration was maintained short of the LBCAMB duration during much of the 12-month reporting period. The fund's duration had a negative impact on performance during the period.

SECTOR

During the 12-month reporting period the fund's best performing sectors tended to be higher-quality sectors, including pre-refunded bonds, and electric & gas utility bonds. Lower-quality sectors lagged as spreads widened. The fund's insured bonds also lagged somewhat as spreads on insured bonds, particularly AA-rated insurers, widened; this underperformance was dampened by an underweighting of insured bonds versus the LBCAMB. Overall, the fund's performance benefited from sector allocation.

CREDIT QUALITY

During the 12-month reporting period the fund maintained an allocation to low investment-grade (those securities rated "BBB" and unrated securities of comparable quality) tax-exempt municipal bonds and noninvestment-grade (those securities rated below BBB or unrated securities of comparable quality) tax-exempt municipal bonds. 5 This allocation was a drag on the fund's performance as widening credit spreads caused them to underperform higher-quality, investment-grade, tax-exempt municipal bonds. The fund also benefited from the advance refunding of several positions.

5 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated California Municipal Income Fund (Class A Shares) (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers California Municipal Bond Index (LBCAMB) 2 and the Lipper California Municipal Debt Funds Average (LCAMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2007
1 Year	(3.23)%
5 Years	3.11%
10 Years	4.30%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCAMB and LCAMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average. The indexes and average are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

2 The LBCAMB is a broad-based market performance benchmark. To be included in the LBCAMB, bonds must have a minimum credit rating of Baa3, have been issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990. The LBCAMB is not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LBCAMB is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LCAMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The average is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an average.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated California Municipal Income Fund (Class B Shares) (the "Fund") from December 1, 1997 (start of performance) to August 31, 2007, compared to the Lehman Brothers California Municipal Bond Index (LBCAMB) 2 and the Lipper California Municipal Debt Funds Average (LCAMDFA). 3

Average Annual Total Returns [4] for the Period Ended 8/31/2007
1 Year	(4.73)%
5 Years	2.95%
Start of Performance (12/1/1997)	3.99%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBCAMB and LCAMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average. The indexes and average are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

2 The LBCAMB is a broad-based market performance benchmark. To be included in the LBCAMB, bonds must have a minimum credit rating of Baa3, have been issued as part of a deal of at least $75 million, have an amount outstanding of at least $7 million, have a maturity of one year or greater and have been issued after December 31, 1990. The LBCAMB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBCAMB is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index.

3 The LCAMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The average is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an average.

4 Total return quoted reflects all applicable contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At August 31, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	39.6%
Refunded	10.8%
Special Tax	7.7%
Education	7.1%
General Obligation--State	6.3%
Hospital	5.4%
Multi Family Housing	4.6%
Resource Recovery	4.3%
Senior Care	3.4%
Lease	3.1%
Other [2]	6.4%
Other Assets and Liabilities--Net [3]	1.3%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classification constitutes 92.3% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2007

Principal Amount			Value
		MUNICIPAL BONDS--98.4%
		California--97.6%
$500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds (Series 2007), 5.00% (Hamlin School), 8/1/2037	$455,995
500,000		ABAG Finance Authority for Non-Profit Corporations, CA, Revenue Bonds, 6.125% (Southern California Presbyterian Homes)/(Original Issue Yield: 6.25%), 11/15/2032	521,270
500,000		Anaheim, CA Public Financing Authority, Lease Revenue Bonds (Series 1997C), 6.00% (Anaheim Public Improvements Project)/(FSA INS), 9/1/2016	568,165
500,000		Bell Community Redevelopment Agency, CA, Refunding Tax Allocation Revenue Bonds, 5.50% (Radian Asset Assurance INS), 10/1/2023	505,120
605,000		Blythe, CA Financing Authority, Sewer Revenue Bonds (Series 1998), 5.75%, 4/1/2028	608,999
1,000,000		Brentwood, CA Infrastructure Financing Authority, Infrastructure Refunding Revenue Bonds (Series 2006A), 5.00% (AMBAC INS), 9/2/2034	1,021,480
500,000		California Educational Facilities Authority, Revenue Bonds (Series 2000A), 6.75% (Fresno Pacific University), 3/1/2019	524,925
750,000		California Educational Facilities Authority, Revenue Bonds (Series 2005), 5.00% (California College of the Arts), 6/1/2035	690,885
1,000,000		California Educational Facilities Authority, Revenue Bonds (Series 2006), 5.00% (University of the Pacific), 11/1/2036	1,003,920
205,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series 1998), 5.55% (AMBAC INS), 4/1/2028	208,616
425,000		California Educational Facilities Authority, Student Loan Revenue Bonds (Series A), 5.40% (Cal Loan Program)/(MBIA Insurance Corp. INS), 3/1/2021	433,827
425,000		California Health Facilities Financing Authority, Health Facility Revenue Bonds (Series 2004I), 4.95% TOBs (Catholic Healthcare West), Mandatory Tender 7/1/2014	439,403
500,000		California Health Facilities Financing Authority, Insured Revenue Bonds (Series 2006), 5.00% (California-Nevada Methodist Homes)/(GTD by California Mortgage Insurance), 7/1/2036	492,455
1,000,000		California Health Facilities Financing Authority, Revenue Bonds (Series 1998), 5.40% (Northern California Presbyterian Homes, Inc.)/(Original Issue Yield: 5.417%), 7/1/2028	996,450
500,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2000A), 5.75% (Scripps Research Institute)/(Original Issue Yield: 5.85%), 7/1/2030	510,665
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		California Infrastructure & Economic Development Bank, Revenue Bonds (Series 2001B), 5.50% (Kaiser Permanente), 8/1/2031	$1,019,650
1,000,000		California PCFA, Refunding Revenue Bonds (1996 Series A), 5.35% (Pacific Gas & Electric Co.)/(MBIA Insurance Corp. INS), 12/1/2016	1,049,570
1,000,000	[1,2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	967,980
750,000	[1,2]	California PCFA, Solid Waste Disposal Revenue Bonds, 5.125% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2014	770,745
700,000		California PCFA, Solid Waste Disposal Revenue Bonds, 6.875% (Browning-Ferris Industries, Inc.)/(Original Issue Yield: 6.95%), 11/1/2027	703,780
1,000,000		California PCFA, Solid Waste Refunding Revenue Bonds (Series 1999A), 5.125% (West County Resource Recovery, Inc.)/(Comerica Bank LOC)/(Original Issue Yield: 5.323%), 1/1/2014	1,003,440
30,000		California Rural Home Mortgage Finance Authority, SFM Revenue Bonds (Series 1998 B-4), 6.35% (GNMA Collateralized Home Mortgage Program COL), 12/1/2029	30,595
950,000		California State Public Works Board, Lease Revenue Bonds (Series 2007B), 4.75% (California Community Colleges)/(FGIC INS), 3/1/2032	944,281
15,000		California State, 5.125% (Original Issue Yield: 5.40%), 6/1/2025	15,559
870,000		California State, UT GO Bonds, 5.25% (Original Issue Yield: 5.375%), 12/1/2027	914,422
20,000		California State, UT GO Bonds, 5.75% (Original Issue Yield: 6.25%), 3/1/2019	20,169
1,000,000		California State, Various Purpose UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 4/1/2023	1,032,930
2,000,000		California State, Various Purpose UT GO Bonds, 5.00%, 6/1/2037	2,004,440
1,000,000		California State, Various Purpose UT GO Bonds, 5.25%, 11/1/2021	1,043,760
1,000,000		California Statewide Communities Development Authority, COPs, 5.50% (Sutter Health)/(FSA INS)/(Original Issue Yield: 5.77%), 8/15/2018	1,042,370
480,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	506,741
400,000	[1]	California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(United States Treasury PRF 9/1/2010@103)/(Original Issue Yield: 6.85%), 9/1/2032	435,116
400,000	[1,2]	California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 4.875% (Thomas Jefferson School of Law)/(Original Issue Yield: 4.93%), 10/1/2035	354,440
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2005A), 5.25% (Daughters of Charity Health System), 7/1/2035	$963,130
750,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2007A), 5.125% (Front Porch at Walnut Village), 4/1/2037	687,652
500,000	[1]	California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	523,135
1,000,000		California Statewide Communities Development Authority, Revenue Bonds, 5.75% (Los Angeles Orthopedic Hospital Foundation)/(AMBAC INS), 6/1/2030	1,011,270
500,000		Capistrano Unified School District, CA Community Facilities District No. 90-2, Special Tax Bonds (Series 2003), 5.875% (Talega Ranch), 9/1/2023	516,685
500,000		Carlsbad, CA Community Facilities District No. 3, Special Tax Bonds (Series 2006), 5.30% (Original Issue Yield: 5.33%), 9/1/2036	484,180
455,000		Central Unified School District, CA, UT GO Bonds (Series 2004A), 5.50% (FGIC INS), 7/1/2024	497,133
1,000,000		Chabot-Las Positas, CA Community College District, UT GO Bonds (Series 2006B), 5.00% (AMBAC INS), 8/1/2031	1,030,430
1,000,000		Chowchilla, CA Redevelopment Agency, Tax Allocation Bonds (Series 2005), 5.00% (Radian Asset Assurance INS), 8/1/2037	902,640
250,000		Chula Vista, CA Community Facilities District No. 06-1, Special Tax Revenue Bonds (Series 2002A), 6.15% (Eastlake-Woods, Vistas & Land Swap), 9/1/2026	259,995
425,000	[1]	Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%, 9/1/2036	416,198
1,500,000	[1,2]	Contra Costa County, CA Public Financing Authority, Austin Trust Variable Inverse Certificates (Series 2007-1005), 7.00% (MBIA Insurance Corp. INS), 8/1/2037	1,576,170
1,000,000		Coronado, CA Community Development Agency, Tax Allocation Bonds (Series 2005), 5.00% (AMBAC INS), 9/1/2035	1,015,150
1,000,000		Daly City, CA HDFA, Mobile Home Park Senior Revenue Bonds (Series 2002A0, 5.85% (Franciscan Acquisition Project)/(Original Issue Yield: 5.95%), 12/15/2032	1,016,300
1,000,000		El Centro, CA Financing Authority, Ins Hospital Revenue Bonds (Series 2001), 5.25% (El Centro Regional Medical Center)/(GTD by California Mortgage Insurance)/(Original Issue Yield: 5.32%), 3/1/2018	1,018,850
720,000		El Monte, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 1998), 5.75% (El Monte, CA Community Redevelopment Agency)/(United States Treasury PRF 6/1/2008@102)/(Original Issue Yield: 5.750%), 6/1/2028	745,164
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Refunding Revenue Bonds, 5.75% (Original Issue Yield: 5.774%), 1/15/2040	$1,010,220
1,800,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	1,747,854
2,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	2,296,680
1,000,000		Inglewood, CA Public Financing Authority, Refunding Revenue Bonds (Series 1999A), 5.625% (AMBAC INS), 8/1/2016	1,054,290
410,000		Inland Empire Solid Waste Financing Authority, CA, Revenue Bonds (Series B), 6.25% (Escrowed In Treasuries COL), 8/1/2011	427,474
500,000		Irvine, CA Assessment District No. 04-20, Special Assessment Bonds (Group One), 5.00% (Original Issue Yield: 5.10%), 9/2/2030	467,595
1,000,000		Irvine, CA Unified School District Financing Authority, Special Tax Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 9/1/2034	1,012,300
1,000,000	[3]	Kern Community College District, CA, GO Bonds (Series 2006), (FSA INS)/ (Original Issue Yield: 4.58%) 11/1/2023	460,970
500,000		La Verne, CA, Revenue COP (Series 2003B), 6.625% (Brethren Hillcrest Homes)/(Original Issue Yield: 6.70%), 2/15/2025	530,390
845,000		Lancaster, CA Redevelopment Agency, Tax Allocation Bonds (Issue of 2004), 5.00% (XL Capital Assurance Inc. INS), 12/1/2023	864,012
500,000		Loma Linda, CA, Hospital Revenue Bonds (Series 2005A), 5.00% (Loma Linda University Medical Center Project), 12/1/2023	482,695
1,000,000		Long Beach, CA Bond Financing Authority, Plaza Parking Facility Lease Revenue Bonds, 5.25% (Original Issue Yield: 5.54%), 11/1/2021	1,022,420
35,000		Los Angeles, CA Community Redevelopment Agency, Housing Revenue Refunding Bonds (Series A), 6.55% (AMBAC INS), 1/1/2027	35,043
1,000,000		Los Angeles, CA Unified School District, UT GO Bonds (Series 2006G), 5.00% (AMBAC INS), 7/1/2030	1,031,640
1,000,000		Metropolitan Water District of Southern California, Water Revenue Bonds (Series 2006C), 5.00%, 7/1/2035	1,027,970
1,000,000		Oakland, CA Unified School District, UT GO (Series 2000F), 5.60% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.63%), 8/1/2019	1,055,920
500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2000A), 6.25% (Ladera Ranch)/(United States Treasury PRF 8/15/2008@100)/(Original Issue Yield: 6.28%), 8/15/2030	512,420
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$400,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2002A), 6.00% (Ladera Ranch)/(United States Treasury PRF 8/15/2010@101)/(Original Issue Yield: 6.03%), 8/15/2032	$430,688
500,000		Orange County, CA Community Facilities District No. 2000-1, Special Tax Bonds (Series 2004A), 5.625% (Ladera Ranch)/(Original Issue Yield: 5.65%), 8/15/2034	502,115
500,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	460,485
1,000,000		Oxnard, CA Union High School District, Refunding UT GO Bonds (Series 2001A), 6.20% (MBIA Insurance Corp. INS), 8/1/2030	1,127,230
500,000		Perris, CA Public Financing Authority, Tax Allocation Revenue Bonds (Series 2001A), 5.75% (Original Issue Yield: 5.85%), 10/1/2031	515,475
1,000,000		Port of Oakland, CA, Revenue Bonds (Series 2000K), 5.75% (FGIC INS)/(Original Issue Yield: 5.78%), 11/1/2020	1,038,400
600,000		Poway, CA Unified School District, Special Tax Bonds (Series 2005), 5.125% (Community Facilities District No. 6 (4S Ranch))/(Original Issue Yield: 5.21%), 9/1/2035	567,228
1,000,000		Rancho Mirage Joint Powers Financing Authority, CA, Revenue Bonds (Series 2004), 5.875% (Eisenhower Medical Center)/(United States Treasury PRF 7/1/2014@100)/(Original Issue Yield: 5.740%), 7/1/2026	1,121,230
2,000,000		Richmond, CA, Wastewater Revenue Bonds (Series 1999), 5.80% (FGIC INS), 8/1/2018	2,118,080
500,000		Riverside, CA Hunter Park Assessment District, LT Obligation Improvement Bonds, 5.20% (Original Issue Yield: 5.25%), 9/2/2036	476,990
1,000,000		San Bernardino County, CA Housing Authority, Multifamily Mortgage Revenue Bonds (Series 2001A), 6.70% (Glen Aire Park)/(GTD by GNMA COL Home Mortgage Program), 12/20/2041	1,097,630
349,000	[4]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	228,742
1,000,000		San Diego County, CA, COPs, 5.25% (University of San Diego)/(Original Issue Yield: 5.47%), 10/1/2021	1,023,530
300,000		San Dimas, CA Housing Authority, Mobile Home Park Revenue Bonds (Series 1998A), 5.70% (Charter Oak Mobile Home Estates Acquisition Project)/ (Original Issue Yield: 5.90%), 7/1/2028	301,482
400,000		San Francisco, CA City & County Redevelopment Agency Community Facilities District No. 6, Special Tax Revenue Bonds, 6.625% (Mission Bay South), 8/1/2027	417,524
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		San Jose, CA Redevelopment Agency, Merged Area Redevelopment Project Tax Allocation Bonds (Series 2006B), 5.00% (Radian Asset Assurance INS), 8/1/2032	$936,420
500,000		San Mateo, CA Redevelopment Agency, Merged Area Tax Allocation Bonds (Series 2001A), 5.50% (United States Treasury PRF 8/1/2011@100)/(Original Issue Yield: 5.55%), 8/1/2022	534,080
3,250,000	[3]	Sanger, CA Unified School District, UT GO Bonds (Series 2006A), (FSA INS)/ (Original Issue Yield: 5.11%), 8/1/2029	1,096,388
1,000,000		Santa Clara County, CA Housing Authority, MFH Revenue Bonds (Series 2001A), 5.85% (River Town Apartments Project), 8/1/2031	1,033,150
1,000,000		South El Monte, CA Improvement District, Tax Allocation Bonds (Series 2005A), 5.00% (Radian Asset Assurance INS), 8/1/2030	926,670
1,000,000		South Orange County, CA Public Financing Authority, 1999 Reassessment Revenue Bonds, 5.80% (FSA INS)/(Original Issue Yield: 5.85%), 9/2/2018	1,049,870
400,000		Stockton, CA Community Facilities District No. 2001-1, Special Tax Revenue Bonds, 6.375% (Spanos Park West)/(United States Treasury PRF 9/1/2012@102)/(Original Issue Yield: 6.43%), 9/1/2032	452,544
1,400,000		Stockton, CA, COPs (Series 1999), 5.875% (Original Issue Yield: 5.90%), 8/1/2019	1,471,498
400,000		Stockton, CA, Health Facility Revenue Bonds (Series 1997A), 5.70% (Dameron Hospital Association), 12/1/2014	408,088
1,000,000		Sweetwater, CA Union High School Distinct Public Financing Authority, Revenue Bonds (Series 2005A), 5.00% (FSA INS), 9/1/2029	1,015,810
1,000,000		Torrance, CA, Hospital Revenue Bonds (Series 2001 A), 5.50% (Torrance Memorial Medical Center)/(Original Issue Yield: 5.65%), 6/1/2031	1,016,180
1,000,000		University of California, General Revenue Bonds (2005 Series G), 4.75% (FGIC INS), 5/15/2027	1,003,920
1,000,000		Vallejo, CA Unified School District, UT GO Bonds, 5.90% (MBIA Insurance Corp. INS), 2/1/2021	1,157,350
1,000,000		Vista, CA Community Development Commission, Tax Allocation Bonds (Series 2001), 5.80% (Vista Redevelopment Project Area)/(Original Issue Yield: 5.85%), 9/1/2030	1,010,120
500,000		Watsonville, CA, Insured Hospital Revenue Refunding Bonds (Series 1996A), 6.20% (Watsonville Community Hospital)/(Escrowed In Treasuries COL)/ (Original Issue Yield: 6.225%), 7/1/2012	533,095
1,000,000		West Sacramento, CA Financing Authority, Special Tax Revenue Bonds (Series 2006A), 5.00% (XL Capital Assurance Inc. INS), 9/1/2026	1,022,240
1,000,000		Whittier, CA, Health Facilities Revenue Bonds, 5.75% (Presbyterian Intercommunity Hospital)/(United States Treasury PRF 6/1/2012@101)/(Original Issue Yield: 5.80%), 6/1/2031	1,100,190
		TOTAL	77,740,580
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--0.8%
$595,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	$632,479
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $77,491,871)	78,373,059
		SHORT-TERM MUNICIPALS--0.3% [5]
		California--0.3%
200,000		California State Department of Water Resources Power Supply Program, (Series 2005F-3) Daily VRDNs (Bank of New York and CALPERS (California Public Employees Retirement System) LOCs), 3.880%, 9/4/2007 (AT AMORTIZED COST)	200,000
		TOTAL INVESTMENTS--98.7% (IDENTIFIED COST $77,691,871) [6]	78,573,059
		OTHER ASSETS AND LIABILITIES - NET--1.3%	1,058,428
		TOTAL NET ASSETS--100%	$79,631,487

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.6% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $5,550,525, which represented 7.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At August 31, 2007, these liquid restricted securities amounted to $3,669,335, which represented 4.6% of total net assets.

3 Zero coupon bond.

4 The issuer failed to distribute to the Fund its scheduled semi-annual interest payment.

5 Current rate and next reset date shown for Variable Rate Demand Notes.

6 The cost of investments for federal tax purposes amounts to $77,687,561.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDFA	--Housing Development Finance Authority
INS	--Insured
LOC(s)	--Letter(s) of Credit
LT	--Limited Tax
MFH	--Multi-Family Housing
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Total investments in securities, at value (identified cost $77,691,871)		$78,573,059
Cash		39,163
Income receivable		1,126,444
Receivable for investments sold		5,000
Receivable for shares sold		106,666
TOTAL ASSETS		79,850,332
Liabilities:
Payable for shares redeemed	$61,810
Income distribution payable	98,810
Payable for transfer and dividend disbursing agent fees and expenses	14,843
Payable for shareholder services fee (Note 5)	17,094
Payable for distribution services fee (Note 5)	12,274
Payable for share registration costs	8,508
Accrued expenses	5,506
TOTAL LIABILITIES		218,845
Net assets for 7,499,895 shares outstanding		$79,631,487
Net Assets Consist of:
Paid-in capital		$81,333,591
Net unrealized appreciation of investments		881,188
Accumulated net realized loss on investments, futures contracts and swap contracts		(2,583,218)
Distributions in excess of net investment income		(74)
TOTAL NET ASSETS		$79,631,487
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($60,557,363 ÷ 5,703,440 shares outstanding), no par value, unlimited shares authorized		$10.62
Offering price per share (100/95.50 of $10.62) [1]		$11.12
Redemption proceeds per share		$10.62
Class B Shares:
Net asset value per share ($19,074,124 ÷ 1,796,455 shares outstanding), no par value, unlimited shares authorized		$10.62
Offering price per share		$10.62
Redemption proceeds per share (94.50/100 of $10.62) [1]		$10.04

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2007

Investment Income:
Interest			$4,355,439
Expenses:
Investment adviser fee (Note 5)		$336,121
Administrative personnel and services fee (Note 5)		192,363
Custodian fees		5,453
Transfer and dividend disbursing agent fees and expenses		59,773
Directors'/Trustees' fees		2,834
Auditing fees		18,508
Legal fees		9,012
Portfolio accounting fees		68,046
Distribution services fee--Class A Shares (Note 5)		149,722
Distribution services fee--Class B Shares (Note 5)		181,061
Shareholder services fee--Class A Shares (Note 5)		143,887
Shareholder services fee--Class B Shares (Note 5)		60,354
Share registration costs		25,901
Printing and postage		23,894
Interest and trust expenses (Note 2)		21,984
Insurance premiums		6,447
Miscellaneous		2,042
TOTAL EXPENSES		1,307,402
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(336,121)
Waiver of administrative personnel and services fee	(34,159)
Waiver of distribution services fee--Class A Shares	(149,722)
Reimbursement of other operating expenses	(116,720)
TOTAL WAIVERS AND REIMBURSEMENT		(636,722)
Net expenses			670,680
Net investment income			3,684,759
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			488,091
Net change in unrealized appreciation of investments			(3,149,989)
Net realized and unrealized loss on investments			(2,661,898)
Change in net assets resulting from operations			$1,022,861

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,684,759	$3,602,448
Net realized gain on investments and futures contracts	488,091	260,646
Net change in unrealized appreciation/depreciation of investments	(3,149,989)	(1,223,568)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,022,861	2,639,526
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(2,756,424)	(2,288,186)
Class B Shares	(927,727)	(1,313,299)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(3,684,151)	(3,601,485)
Share Transactions:
Proceeds from sale of shares	20,713,920	21,896,935
Net asset value of shares issued to shareholders in payment of distributions declared	2,470,717	2,418,362
Cost of shares redeemed	(25,789,905)	(20,078,577)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,605,268)	4,236,720
Change in net assets	(5,266,558)	3,274,761
Net Assets:
Beginning of period	84,898,045	81,623,284
End of period (including undistributed (distributions in excess of) net investment income of $(74) and $153, respectively)	$79,631,487	$84,898,045

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2007

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated California Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal AMT) and the personal income taxes imposed by the state of California and California municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end registered investment companies, based on net asset value (NAV); and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At August 31, 2007, the Fund held no investments in secondary inverse floater structures. The Fund recorded interest and trust expenses of $21,984 for these investments for the year ended August 31, 2007.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically sell financial futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended August 31, 2007, the Fund had no net realized gains or losses on futures contracts.

At August 31, 2007, the Fund had no open futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
California Statewide Communities Development Authority, Revenue Bonds (Series 2001), 6.75% (St. Mark's School), 6/1/2028	7/3/2001	$480,000
California Statewide Communities Development Authority, Revenue Bonds (Series 2002), 6.75% (Prospect Sierra School)/(United States Treasury PRF 9/1/2010@103)/(Original Issue Yield: 6.85%), 9/1/2032	5/10/2002	$394,864
California Statewide Communities Development Authority, Revenue Bonds, 6.50% (Turningpoint School), 11/1/2031	3/23/2001	$500,000
Community Facilities District No. 3 (Liberty Station), Special Tax Bonds (Series 2006A), 5.75%, 9/1/2036	6/30/2006	$425,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended August 31	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,807,948	$19,811,214	1,859,201	$20,329,368
Shares issued to shareholders in payment of distributions declared	171,052	1,870,047	141,857	1,549,668
Shares redeemed	(1,305,332)	(14,256,904)	(950,351)	(10,361,788)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	673,668	$7,424,357	1,050,707	$11,517,248

Year Ended August 31	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	82,554	$902,706	143,104	1,567,567
Shares issued to shareholders in payment of distributions declared	54,869	600,670	79,487	868,694
Shares redeemed	(1,051,663)	(11,533,001)	(887,832)	(9,716,789)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(914,240)	$(10,029,625)	(665,241)	$(7,280,528)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(240,572)	$(2,605,268)	385,466	$4,236,720

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for secondary inverse floater structures and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(8,351)	$(835)	$9,186

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$3,684,151	$3,601,485

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(74)
Net unrealized appreciation	$885,498
Capital loss carryforwards	$(2,587,528)

At August 31, 2007, the cost of investments for federal tax purposes was $77,687,561. The net unrealized appreciation of investments for federal tax purposes was $885,498. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,272,256 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,386,758.

At August 31, 2007, the Fund had a capital loss carryforward of $2,587,528 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$13,726
2009	$1,337,342
2010	$166,229
2011	$562,757
2012	$507,474

The Fund used capital loss carryforwards of $496,597 to offset taxable capital gains realized during the year ended August 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2007, the Adviser voluntarily waived $336,121 of its fee and voluntarily reimbursed $116,720 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended August 31, 2007, the net fee paid to FAS was 0.188% of average daily net assets of the Fund. FAS waived $34,159 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Share Class
Class A Shares	0.25%
Class B Shares	0.75%

For the year ended August 31, 2007, FSC voluntarily waived $149,722 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2007, FSC did not retain any fees paid by the Fund.

Sales Charges

For the year ended August 31, 2007, FSC retained $20,228 in sales charges from the sale of Class A Shares. FSC also retained $6,750 of contingent deferred sales charges relating to redemptions of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended August 31, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended August 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $24,118,495 and $28,704,845, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee, but excluding interest and trust expenses (referenced in Note 2)) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.55% and 1.32%, respectively, for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2007, were as follows:

Purchases	$18,691,559
Sales	$19,528,270

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2007, 39.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 9.4% of total investments.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, and the personal income taxes imposed by the State of California and California Municipalities, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED CALIFORNIA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated California Municipal Income Fund, a series of Federated Municipal Securities Income Trust, as of August 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 1, 2005, were audited by other independent registered public accountants whose report thereon dated October 18, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated California Municipal Income Fund as of August 31, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
October 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships : Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 2006	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services ; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : J. Scott Albrecht is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and serves as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED CALIFORNIA MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated California Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923104
Cusip 313923203

28991 (10/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust

Established 1991

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$11.03	$11.23	$11.36	$11.17	$11.22
Income From Investment Operations:
Net investment income	0.46	0.45	0.44	0.43	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.19)	(0.20)	(0.13)	0.19	(0.05)
TOTAL FROM INVESTMENT OPERATIONS	0.27	0.25	0.31	0.62	0.40
Less Distributions:
Distributions from net investment income	(0.46)	(0.45)	(0.44)	(0.43)	(0.45)
Net Asset Value, End of Period	$10.84	$11.03	$11.23	$11.36	$11.17
Total Return [2]	2.49%	2.33%	2.78%	5.60%	3.58%

Ratios to Average Net Assets:
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	4.21%	4.10%	3.91%	3.76%	3.96%
Expense waiver [3]	0.34%	0.32%	0.32%	0.36%	0.36%
Supplemental Data:
Net assets, end of period (000 omitted)	$151,877	$167,329	$213,304	$164,213	$147,959
Portfolio turnover	17%	22%	21%	20%	15%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchases or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$1,002.70	$2.52
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.68	$2.55

1 Expenses are equal to the Fund's annualized net expense ratio of 0.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 2.49% for Class A Shares. 1 The total return of the Lehman Brothers 7-Year Municipal General Obligation Bond Index (LB7GO), 2 the fund's benchmark index, was 3.19% for the 12-month reporting period. The fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LB7GO.

The fund's investment strategy focused on: (a) the effective duration 3 of the portfolio (which indicates the portfolio's sensitivity to changes in interest rates); 4 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); (c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality of portfolio securities, which indicates the risk that the securities may default. These were the most significant factors affecting the fund's performance relative to the LB7GO.

The following discussion will focus on the performance of the fund's Class A Shares. The 2.49% total return of the Class A Shares for the reporting period consisted of 4.21% of tax-exempt dividends and (1.72)% of price depreciation in the net asset value of the shares. 5

1 The shares of the Fund were redesignated as Class A Shares effective January 1, 2005.

2 LB7GO is an unmanaged index of tax-exempt municipal bonds issued after January 1, 1991 with a minimum credit rating of at least Baa, been issued as part of a deal of at least $50 million, have a maturity value of at least $5 million and a maturity range of six to eight years. The LB7GO also includes zero coupon bonds and bonds subject to the Alternative Minimum Tax. The LB7GO is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The LB7GO is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

4 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

5 Income may be subject to the federal alternative minimum tax.

MARKET OVERVIEW

The 12-month reporting period appeared to be volatile with distinct periods of differing market conditions. The first three quarters of the reporting period reflected moderate economic growth, sustained inflation pressures as the global economy continued to indicate strength, and high levels of resource utilization. As a result, the Federal Reserve Board (the "Fed") maintained the Federal Funds Target Rate at 5.25% and maintained an inflation risk bias. This led to a trend of moderately higher interest rates and an environment in which tax-exempt municipal credit spreads continued to tighten (i.e., the yield difference between "AAA" rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity decreased). However, toward the end of the 12-month reporting period, conditions in the market for subprime mortgages and related instruments, including segments of the asset-backed commercial paper market, appeared to deteriorate sharply. This led to continued volatile financial market conditions and an increased investor preference for more risk-averse assets as well as revisions in expectations concerning the Fed's policy.

Long-term interest rates (based on the 10-year Treasury security rate) peaked at 5.30% in June 2007, and declined to a low of 4.43% at the end of the 12-month reporting period. Interest rates showed some volatility as the tax-exempt bond market appeared to attempt to determine the extent of the impact of the U.S. economy and the Fed's intentions concerning short-term interest rates. During the 12-month reporting period, the housing sector continued to remain a drag on economic growth and continued to represent a significant downside risk to the economy.

During the 12-month reporting period, the tax-exempt municipal bond market was not immune from the events in the housing and mortgage markets. A significant reprising of credit risk and drying up of liquidity resulted in a widening of tax-exempt municipal credit spreads and the tax-exempt municipal yield curve becoming steeper; long-term interest rates rose more than short-term interest rates. The tax-exempt municipal yield curve becoming steeper means that securities provided higher incremental income or yield as maturities became longer.

During the 12-month reporting period, the Michigan tax-exempt municipal market was dominated by the same factors as the national market. Volatility was high, credit spreads widened, and rates fell by the end of the reporting period. According to The Bond Buyer , issuance of Michigan tax-exempt municipal bonds for the first eight months of 2007 was down 18% versus the same period in 2006.

During the 12-month reporting period, Michigan's credit profile continued to deteriorate, driven by difficulties in manufacturing, particularly automobiles. In January 2007, Fitch Ratings (Fitch) downgraded its rating on state of Michigan general obligation bonds from AA to AA-; in April of 2007, Fitch also revised its outlook to negative. Moody's Investor Service followed suit in April of 2007, downgrading Michigan from Aa2 to Aa3, and Standard & Poor's down-graded Michigan from AA to AA- in May 2007.

DURATION AND YIELD CURVE/MATURITY

As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 4.7 years. Duration management is a significant component of the fund's investment strategy. The fund's duration was maintained short of the duration of the LB7GO during the 12-month reporting period. With rising rates, the fund's relatively short duration had a positive impact on the fund's performance relative to the LB7GO.

SECTOR

The fund's best performing sectors tended to be higher-quality sectors, including pre-refunded, insured and water and sewer utility tax-exempt municipal bonds. Lower-quality sectors, such as industrial development and hospital bonds, tended to lag as credit spreads widened, driving prices down. The LB7GO consists entirely of general obligation bonds. The fund's investments in other sectors lagged the LB7GO, negatively impacting the fund's performance versus the index.

CREDIT QUALITY

The fund maintained a high-quality portfolio, with over 90% of the portfolio rated in one of the three highest rating categories ("AAA," "AA" and "A") throughout the 12-month reporting period. 6 During the reporting period, high-quality, tax-exempt municipal bonds tended to outperform lower quality bonds, as spreads widened on the latter, driving their prices down. The state's deteriorating credit also negatively impacted the fund relative to national bond funds as spreads widened. The fund benefited from the advance refunding of several positions. Overall, credit quality had a slightly negative impact on the fund's performance relative to the LB7GO.

6 Investment-grade securities are securities that are rated at least "BBB" (i.e., in one of the four highest rating categories) or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Michigan Intermediate Municipal Trust (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers 7-Year General Obligations Municipal Bond Index (LB7GO) and the Lehman Brothers Municipal Bond Index (LBMB). 2

Average Annual Total Returns [3] for the Period Ended 8/31/2007
1 Year	(0.57)%
5 Years	2.72%
10 Years	4.17%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 3.00%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 3.00% ($10,000 investment minus $300 sales charge = $9,700). The Fund's performance assumes the reinvestment of all dividends and distributions. The LB7GO and the LBMB have been adjusted to reflect reinvestment of dividends on securities in the indexes.

2 The LB7GO is an unmanaged index of tax-exempt municipal bonds. The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed-rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. The LB7GO and the LBMB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. These indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 Total return quoted reflects all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At August 31, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	57.8%
Refunded	18.0%
Hospital	15.9%
Resource Recovery	2.6%
Industrial Development Bond/Pollution Control Revenue	2.0%
General Obligation--State	1.4%
General Obligation--Local	0.9%
Senior Care	0.1%
Other [2]	0.6%
Other Assets and Liabilities--Net [3]	0.7%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 98.7% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2007

Principal Amount			Value
		MUNICIPAL BONDS--98.8%
		Michigan--98.8%
$1,000,000		Allendale, MI Public School District, UT GO Bonds, 5.00% (FSA INS), 5/1/2021	$1,043,570
500,000		Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (GTD by Q-SBLF), 5/1/2014	533,960
1,000,000		Anchor Bay, MI School District, Refunding UT GO Bonds (Series III), 5.50% (GTD by Q-SBLF), 5/1/2017	1,066,160
365,000		Anchor Bay, MI School District, School Building & Site UT GO Bonds (Series II), 6.125% (FGIC INS), 5/1/2011	395,196
1,070,000		Anchor Bay, MI School District, UT GO Bonds (Series 1999I), 5.75% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.80%), 5/1/2014	1,105,203
1,300,000		Ann Arbor, MI Public School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2019	1,367,782
1,125,000		Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2021	1,169,426
1,060,000		Armada, MI Area Schools, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2023	1,096,061
1,000,000		Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2013	1,060,610
1,000,000		Battle Creek, MI School District, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022	1,042,770
2,000,000		Bay City, MI School District, School Building & Site UT GO Bonds (Series 2006), 5.00% (FSA INS), 5/1/2014	2,133,160
1,090,000		Boyne City, MI Public School District, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.70%), 5/1/2014	1,123,245
1,000,000		Brandon School District, MI, UT GO School Building and Site Bonds, 5.00% (FSA INS), 5/1/2019	1,052,140
1,215,000		Bridgeport Spaulding, MI Community School District, UT GO Bonds, 5.50% (GTD by Q-SBLF), 5/1/2015	1,300,196
1,125,000		Brighton Township, MI, LT GO Sanitary Sewer Drainage District, 5.25% (FSA INS)/(Original Issue Yield: 5.68%), 10/1/2020	1,151,719
1,245,000		Charlevoix, MI Public School District, Refunding UT GO Bonds, 5.25% (GTD by Q-SBLF), 5/1/2016	1,310,562
1,905,000		Chippewa Valley, MI Schools, UT GO School Building & Site Bonds, 5.00% (FSA INS), 5/1/2019	1,993,735
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$1,400,000		Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2021	$1,460,928
1,250,000		Coopersville, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2022	1,300,738
1,000,000		Cornell Township MI, Economic Development Corp., Refunding Revenue Bonds, 5.875% (MeadWestvaco Corp.)/(United States Treasury PRF 5/1/2012@100), 5/1/2018	1,091,040
1,000,000		Detroit, MI Water Supply System, Senior Lein Revenue Bonds (Series 1999A), 5.75% (United States Treasury PRF 1/1/2010@101)/(Original Issue Yield: 5.84%), 7/1/2019	1,054,780
2,000,000		Detroit, MI Water Supply System, Senior Lien Revenue Bonds (Series 2006A), 5.00% (FSA INS), 7/1/2018	2,099,620
1,335,000		Detroit, MI, Refunding UT GO Bonds, 5.75% (FSA INS), 4/1/2010	1,398,439
1,000,000		Detroit, MI, UT GO Bonds (Series 1999A), 5.00% (FSA INS)/(Original Issue Yield: 5.16%), 4/1/2019	1,025,640
1,000,000		Detroit, MI, UT GO Bonds, (Series A-1), 5.375% (MBIA Insurance Corp. INS), 4/1/2017	1,058,750
1,120,000		Detroit, MI, UT GO Bonds, (Series B), 5.00% (FSA INS), 4/1/2015	1,187,715
1,000,000		Detroit/Wayne County, MI Stadium Authority, Revenue Bonds, 5.25% (FGIC INS)/(Original Issue Yield: 5.55%), 2/1/2011	1,020,320
1,000,000		Dickinson County, MI Economic Development Corp., Refunding Environmental Improvement Revenue Bonds (Series 2002A), 5.75% (International Paper Co.), 6/1/2016	1,035,980
2,000,000		Dickinson County, MI Economic Development Corp., Refunding PCR Bonds (Series 2004A), 4.80% (International Paper Co.), 11/1/2018	1,960,260
1,925,000		East Grand Rapids, MI Public School District, Refunding UT GO Bonds (Series 2001), 5.50% (GTD by Q-SBLF), 5/1/2019	2,027,834
1,000,000		Grand Blanc, MI Community Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2015	1,061,140
1,000,000		Hartland, MI Consolidated School District, Refunding UT GO Bonds, 5.375% (GTD by Q-SBLF), 5/1/2016	1,051,180
1,650,000		Hartland, MI Consolidated School District, UT GO Bonds, 5.75% (GTD by Q-SBLF), 5/1/2010	1,735,899
1,375,000		Howell, MI Public Schools, Refunding UT GO Bonds (Series 2001), 5.25% (GTD by Q-SBLF), 5/1/2014	1,439,543
1,575,000		Howell, MI Public Schools, Refunding UT GO Bonds, 5.25% (GTD by Q-SBLF), 5/1/2017	1,648,931
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$2,000,000		Howell, MI Public Schools, UT GO Bonds, 5.875% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.95%), 5/1/2022	$2,069,800
2,000,000		Jackson County, MI Public Schools, UT GO Bonds, 5.60% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.70%), 5/1/2019	2,096,060
1,575,000		Jenison, MI Public Schools, UT GO Refunding Bonds, 5.25% (FGIC INS), 5/1/2011	1,659,562
1,000,000		Kalamazoo, MI Public Schools, Refunding Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	1,058,080
1,345,000		Kent County, MI, Capital Improvement LT GO Bonds (Series 2004A), 5.00%, 12/1/2020	1,404,731
1,250,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 5.50% (Metropolitan Hospital), 7/1/2020	1,264,163
1,000,000		Lake Orion, MI School District, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.89%), 5/1/2015	1,051,800
1,700,000		Lake Superior State University, MI, General Revenue Bonds, 5.50% (AMBAC INS), 11/15/2021	1,803,105
2,275,000		Lakeview, MI Public School District, Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	2,433,750
1,000,000		Lanse Creuse, MI Public Schools, UT GO Bonds (Series 2000), 5.40% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.50%), 5/1/2016	1,043,000
1,000,000		Lansing, MI School District, Refunding School Building & Site UT GO Bonds, 5.00% (GTD by Q-SBLF), 5/1/2020	1,037,790
1,000,000		Madison, MI District Public Schools, Refunding UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2009@100), 5/1/2015	1,028,890
1,000,000		Marshall, MI Public School District, UT GO Refunding Bonds, 4.00% (XL Capital Assurance Inc. INS), 5/1/2013	1,011,090
1,200,000		Marysville, MI Public School District, School Building & Site UT GO Bonds (Series 2007), 5.00% (FSA INS), 5/1/2022	1,253,244
2,000,000		Mattawan, MI Consolidated School District, UT GO Bonds, 5.65% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.67%), 5/1/2018	2,098,580
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2005B), 5.00% (Detroit, MI City School District)/(FSA INS), 6/1/2015	1,059,990
1,000,000		Michigan Municipal Bond Authority, Revenue Bonds (Series 2007B), 5.00% (AMBAC INS), 12/1/2013	1,061,120
2,190,000		Michigan Municipal Bond Authority, Revenue Bonds, 5.625% (Drinking Water Revolving Fund)/(United States Treasury PRF 10/1/2009@101), 10/1/2013	2,294,003
1,000,000		Michigan State Building Authority, Facilities Program Refunding Revenue Bonds (Series 2001I), 5.50%, 10/15/2019	1,057,220
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$2,000,000	[1]	Michigan State Building Authority, Revenue Bonds (Series 2006 IA), (FGIC INS)/(Original Issue Yield: 4.77%), 10/15/2021	$994,360
1,100,000		Michigan State Building Authority, Revenue Refunding Bonds, (Series 1), 4.75% (Original Issue Yield: 4.98%), 10/15/2018	1,116,577
1,000,000		Michigan State Department of Transportation, Grant Anticipation Notes (Series 2007), 5.25% (FSA INS), 9/15/2019	1,080,420
1,500,000		Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds (Series 2003A), 5.50% (Henry Ford Health System, MI)/(United States Treasury COL), 3/1/2013	1,620,855
1,275,000		Michigan State Hospital Finance Authority, Hospital Revenue & Refunding Bonds (Series 2007A), 5.00% (Oakwood Obligated Group), 7/15/2018	1,304,860
1,200,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2016	1,257,972
1,000,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Sparrow Obligated Group, MI)/(MBIA Insurance Corp. INS), 11/15/2017	1,042,110
1,000,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2012	1,016,680
1,000,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005A), 5.00% (Marquette General Hospital, MI), 5/15/2013	1,014,790
2,000,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2006A), 5.00% (MidMichigan Obligated Group), 4/15/2026	1,987,900
1,000,000		Michigan State Hospital Finance Authority, Hospital Revenue and Refunding Bonds (Series 2006A), 5.00% (Henry Ford Health System, MI), 11/15/2021	1,008,000
1,300,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 2002A), 5.50% (Crittenton Hospital, MI), 3/1/2016	1,359,943
1,175,000		Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series A), 6.00% (Trinity Healthcare Credit Group)/(Original Issue Yield: 6.14%), 12/1/2020	1,245,864
1,000,000		Michigan State Hospital Finance Authority, Revenue & Refunding Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	1,015,390
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1993P), 5.375% (Sisters of Mercy Health System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.55%), 8/15/2014	2,099,440
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group)/(MBIA Insurance Corp. INS), 11/15/2011	2,109,640
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2005C), 5.00% (McLaren Health Care Corp.), 8/1/2020	$2,020,760
2,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 2006A), 5.00% (Trinity Healthcare Credit Group), 12/1/2026	2,013,100
1,000,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.30%), 5/15/2012	1,006,710
500,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds, 5.00% (Sparrow Obligated Group, MI), 11/15/2017	515,000
1,400,000		Michigan State Hospital Finance Authority, Revenue Refunding Bonds, (Series A), 5.50% (MidMichigan Obligated Group)/(FSA INS), 6/1/2008	1,418,172
3,500,000	[1]	Michigan State House of Representatives, COPs, (Capitol Outlook LLC)/(AMBAC INS)/(Original Issue Yield: 5.29%), 8/15/2022	1,739,500
565,000		Michigan State Housing Development Authority, LO MFH Revenue Refunding Bonds (Series 2000A), 6.30% (Oakbrook Villa Townhomes)/(GTD by GNMA Collateralized Home Mortgage Program), 7/20/2019	586,029
365,000		Michigan State Housing Development Authority, SFM Revenue Bonds (Series 2001A), 5.30% (MBIA Insurance Corp. INS), 12/1/2016	371,344
820,000		Michigan State Strategic Fund, Revenue Bonds (Series 2004), 5.00% (NSF International), 8/1/2013	851,283
2,000,000		Michigan State Strategic Fund, Revenue Bonds, 4.25% TOBs (Republic Services, Inc.), Mandatory Tender 4/1/2014	1,957,220
175,000		Michigan State Strategic Fund, Revenue Bonds, 5.30% (Porter Hills Presbyterian Village, Inc.)/(Original Issue Yield: 5.422%), 7/1/2018	175,350
1,000,000		Michigan State Strategic Fund, Solid Disposal LT Obligation Refunding Revenue Bonds (Series 2002), 4.625% (Waste Management, Inc.), 12/1/2012	988,240
1,000,000		Michigan State Strategic Fund, Solid Waste Refunding LO Revenue Bonds, 4.50% (Waste Management, Inc.), 12/1/2013	977,040
1,000,000		Michigan State Trunk Line, Revenue Bonds (Series 2001A), 5.50% (United States Treasury PRF 11/1/2011@100), 11/1/2018	1,068,460
2,000,000		Michigan State Trunk Line, Revenue Bonds, 5.00% (FGIC INS), 11/1/2014	2,140,560
2,000,000		Michigan State University, LIBOR-Index Revenue Bonds (Series 2007B), 4.304% (AMBAC INS), 2/15/2028	1,976,920
1,250,000		Milan, MI Area Schools, UT GO Bonds (Series 2000A), 5.75% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.86%), 5/1/2020	1,314,750
1,350,000		North Branch, MI Area Schools, UT GO School Building and Site Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	1,433,457
600,000		Novi, MI Community School District, School Building & Site UT GO Bonds, 4.00% (MBIA Insurance Corp. INS), 5/1/2014	604,272
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$1,170,000		Romulus, MI Community Schools, UT GO Bonds, 6.00% (United States Treasury PRF 5/1/2009@100), 5/1/2011	$1,213,173
1,130,000		Romulus, MI Tax Increment Finance Authority, Recreation Center LT GO Bonds, 5.00% (FSA INS), 11/1/2022	1,178,025
1,100,000		Roseville, MI Community Schools, School Building & Site Refunding UT GO Bonds, 5.00% (FSA INS), 5/1/2021	1,147,872
1,400,000		Saginaw, MI City School District, School Building and Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	1,481,312
1,000,000		Saginaw, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004G), 5.00% (Covenant Medical Center, Inc.), 7/1/2017	1,021,990
1,500,000		Saginaw, MI Hospital Finance Authority, Refunding Revenue Bonds (Series 1999E), 5.625% (Covenant Medical Center, Inc.)/(MBIA Insurance Corp. INS), 7/1/2013	1,556,805
5,000,000		Saginaw, MI Hospital Finance Authority, Revenue Bonds, (Series F), 6.50% (Covenant Medical Center, Inc.)/(Original Issue Yield: 6.645%), 7/1/2030	5,323,400
1,000,000		Sault Ste Marie, MI Area Public Schools, UT GO Bonds, 5.375% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.65%), 5/1/2019	1,026,890
1,675,000		Southfield, MI Public Schools, UT GO School Building and Site Bonds (Series B), 5.00% (FSA INS), 5/1/2012	1,766,723
1,130,000		Taylor, MI Building Authority, Refunding LT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2015	1,212,117
1,350,000		Thornapple Kellogg, MI School District, School Building & Site Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2022	1,409,899
1,250,000		Trenton, MI Building Authority, LT GO Bonds, 5.625% (AMBAC INS)/(Original Issue Yield: 5.73%), 10/1/2021	1,331,012
2,000,000		Troy, MI City School District, School Building & Site UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2020	2,094,380
1,000,000		University of Michigan, Revenue Refunding Bonds, (Series A-1), 5.25% (University of Michigan Health System), 12/1/2009	1,020,530
500,000		Utica, MI Community Schools, School Building and Site Refunding UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 5/1/2017	534,065
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Michigan--continued
$1,625,000		Warren Woods, MI Public Schools, School Building & Site UT GO Bonds, 5.00% (FSA INS), 5/1/2018	$1,719,380
1,000,000		Waverly, MI Community Schools, School Building and Site UT GO Bonds (Series 2000), 5.75% (United States Treasury PRF 5/1/2010@100), 5/1/2015	1,051,800
1,775,000		West Bloomfield, MI School District, Refunding UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2011@100), 5/1/2015	1,884,766
900,000		West Bloomfield, MI School District, UT GO Bonds, 5.70% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.75%), 5/1/2014	945,495
1,000,000		West Branch Rose City, MI Area School District, UT GO Bonds, 5.50% (United States Treasury PRF 5/1/2009@100)/(Original Issue Yield: 5.60%), 5/1/2017	1,028,890
1,025,000		Whitehall, MI District Schools, UT GO Bonds, 5.50% (GTD by Q-SBLF), 5/1/2016	1,097,221
1,250,000		Willow Run, MI Community School District, UT GO Bonds, 5.00% (FSA INS), 5/1/2015	1,336,275
740,000		Wyandotte, MI Electric Authority, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.55%), 10/1/2008	748,599
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $147,419,478)	149,953,797
		SHORT-TERM MUNICIPALS--0.5% [2]
		Michigan--0.5%
800,000		Michigan State Hospital Finance Authority, (Series 1999 A) Weekly VRDNs (Covenant Retirement Communities, Inc.)/(LaSalle Bank, N.A. LOC), 3.980%, 9/6/2007 (AT AMORTIZED COST)	800,000
		TOTAL MUNICIPAL INVESTMENTS--99.3% (IDENTIFIED COST $148,219,478) [3]	150,753,797
		OTHER ASSETS AND LIABILITIES - NET--0.7%	1,123,126
		TOTAL NET ASSETS--100%	$151,876,923

Securities that are subject to the federal alternative minimum tax (AMT) represented 4.2% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).

1 Zero coupon bond.

2 Current rate and next reset date shown for Variable Rate Demand Notes.

3 The cost of investments for federal tax purposes amounts to $148,186,419.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COP	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
INS	--Insured
LIBOR	--London Interbank Offered Rate
LO	--Limited Obligation
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multifamily Housing
PCR	--Pollution Control Revenue
PRF	--Prerefunded
Q-SBLF	--Qualified State Bond Loan Fund
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Total investments in securities, at value (identified cost $148,219,478)		$150,753,797
Cash		86,515
Income receivable		2,149,075
Receivable for shares sold		308,255
TOTAL ASSETS		153,297,642
Liabilities:
Payable for shares redeemed	$1,161,401
Income distribution payable	194,002
Payable for Directors'/Trustees fees	121
Payable for shareholder services fee (Note 5)	43,002
Accrued expenses	22,193
TOTAL LIABILITIES		1,420,719
Net assets for 14,008,558 shares outstanding		$151,876,923
Net Assets Consist of:
Paid-in capital		$150,485,641
Net unrealized appreciation of investments		2,534,319
Accumulated net realized loss on investments, futures contracts and swap contracts		(1,143,006)
Distributions in excess of net investment income		(31)
TOTAL NET ASSETS		$151,876,923
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($151,876,923 ÷ 14,008,558 shares outstanding), no par value, unlimited shares authorized		$10.84
Offering price per share (100/97.00 of $10.84) [1]		$11.18
Redemption proceeds per share		$10.84

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2007

Investment Income:
Interest			$7,599,473
Expenses:
Investment adviser fee (Note 5)		$644,069
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		8,824
Transfer and dividend disbursing agent fees and expenses		48,116
Directors'/Trustees' fees		4,064
Auditing fees		18,507
Legal fees		9,108
Portfolio accounting fees		59,704
Shareholder services fee (Note 5)		372,209
Account administrative fee		1,694
Share registration costs		18,522
Printing and postage		20,238
Insurance premiums		6,862
Miscellaneous		2,871
TOTAL EXPENSES		1,364,788
Waivers (Note 5):
Waiver of investment adviser fee	$(528,482)
Waiver of administrative personnel and services fee	(23,389)
TOTAL WAIVERS		(551,871)
Net expenses			812,917
Net investment income			6,786,556
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			1,050,608
Net change in unrealized appreciation of investments			(3,799,905)
Net realized and unrealized loss on investments			(2,749,297)
Change in net assets resulting from operations			$4,037,259

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$6,786,556	$8,073,846
Net realized gain (loss) on investments	1,050,608	(126,788)
Net change in unrealized appreciation/depreciation of investments	(3,799,905)	(4,006,299)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	4,037,259	3,940,759
Distributions to Shareholders:
Distributions from net investment income	(6,774,889)	(8,057,150)
Share Transactions:
Proceeds from sale of shares	44,958,858	36,330,803
Net asset value of shares issued to shareholders in payment of distributions declared	4,216,926	5,051,002
Cost of shares redeemed	(61,890,524)	(83,240,243)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,714,740)	(41,858,438)
Change in net assets	(15,452,370)	(45,974,829)
Net Assets:
Beginning of period	167,329,293	213,304,122
End of period (including distributions in excess of net investment income of $(31) and $(35), respectively)	$151,876,923	$167,329,293

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2007

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Michigan Intermediate Municipal Trust (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of shares: Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Michigan and Michigan municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end regulated investment companies, based on net asset value (NAV); and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2007	2006
Shares sold	4,092,446	3,293,231
Shares issued to shareholders in payment of distributions declared	384,416	458,779
Shares redeemed	(5,643,955)	(7,570,742)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(1,167,093)	(3,818,732)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended August 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(11,129)	$(11,663)	$22,792

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$6,774,889	$8,057,150

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$(31)
Net unrealized appreciation	$2,567,378
Capital loss carryforwards	$(1,176,065)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At August 31, 2007, the cost of investments for federal tax purposes was $148,186,419. The net unrealized appreciation of investments for federal tax was $2,567,378. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,416,392 and net unrealized depreciation from investments for those securities having an excess of cost over value of $849,014.

At August 31, 2007, the Fund had a capital loss carryforward of $1,176,065 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2013	$1,169,771
2014	$ 6,294

The Fund used capital loss carryforwards of $958,539 to offset taxable capital gains realized during the year ended August 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate the voluntary waiver at any time at its sole discretion. For the year ended August 31, 2007, the Adviser voluntarily waived $528,482 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended August 31, 2007, the net fee paid to FAS was 0.079% of average daily net assets of the Fund. FAS waived $23,389 of its fee.

Sales Charges

For the year ended August 31, 2007, Federated Securities Corp., (FSC), the principal distributor, retained $141 in sales charges from the sale of Fund's Shares. FSC also retained $2,830 of contingent deferred sales charges relating to redemptions of the Fund's Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended August 31, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended August 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $35,100,000 and $37,726,750, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses paid by the Fund's Class A Shares (after the voluntary waivers and reimbursements) will not exceed 0.54% for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2007, were as follows:

Purchases	$27,509,105
Sales	$39,514,135

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2007, 48.5% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported backed by a letter of credit from any one institution or agency was 22.2% of total investments.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Michigan Intermediate Municipal Trust, a series of Federated Municipal Securities Income Trust, as of August 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 1, 2005, were audited by other independent registered public accountants whose report thereon dated October 18, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Michigan Intermediate Municipal Trust as of August 31, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
October 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund ( i.e. , "Interested" Board members) and those who are not ( i.e. , "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : J. Scott Albrecht is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and serves as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED MICHIGAN INTERMEDIATE MUNICIPAL TRUST (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of break-points in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Michigan Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923302

G01106-03 (10/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund

Established 1987

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2007

Class A Shares
Class B Shares
Class C Shares
Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
MEETING OF SHAREHOLDERS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares 1

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$10.02	$10.05	$ 9.71		$9.55		$9.73
Income From Investment Operations:
Net investment income	0.51	0.50	0.51		0.55		0.56
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.45)	(0.04)	0.37		0.17		(0.18)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.46	0.88		0.72		0.38
Less Distributions:
Distributions from net investment income	(0.50)	(0.49)	(0.54)		(0.56)		(0.56)
Net Asset Value, End of Period	$ 9.58	$10.02	$10.05		$9.71		$9.55
Total Return [2]	0.48%	4.80%	9.34%		7.77%		4.06%

Ratios to Average Net Assets:
Net expenses [3]	1.15%	1.26%	1.52%		1.43%		1.44%
Net investment income	5.05%	4.98%	5.19%		5.70%		5.86%
Expense waiver/reimbursement [4]	0.29%	0.19%	0.00	% [5]	0.00	% [5]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$231,817	$235,204	$193,899		$136,812		$117,435
Portfolio turnover	47%	20%	17%		11%		16%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.37%, 0.38%, 0.45%, 0.37% and 0.37% for the years ended August 31, 2007, 2006, 2005, 2004 and 2003, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares 1

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$10.01	$10.05	$ 9.71		$9.54		$9.73
Income From Investment Operations:
Net investment income	0.43	0.42	0.44		0.48		0.49
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.45)	(0.04)	0.37		0.18		(0.19)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.38	0.81		0.66		0.30
Less Distributions:
Distributions from net investment income	(0.42)	(0.42)	(0.47)		(0.49)		(0.49)
Net Asset Value, End of Period	$ 9.57	$10.01	$10.05		$9.71		$9.54
Total Return [2]	(0.27)%	3.91%	8.53%		7.07%		3.18%

Ratios to Average Net Assets:
Net expenses [3]	1.91%	2.02%	2.27%		2.18%		2.19%
Net investment income	4.28%	4.23%	4.45%		4.95%		5.11%
Expense waiver/reimbursement [4]	0.29%	0.19%	0.00	% [5]	0.00	% [5]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$80,957	$106,124	$120,901		$120,205		$124,736
Portfolio turnover	47%	20%	17%		11%		16%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.37%, 0.38%, 0.45%, 0.37% and 0.37% for the years ended August 31, 2007, 2006, 2005, 2004 and 2003, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares 1

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$10.01	$10.05	$ 9.71		$9.54		$9.73
Income From Investment Operations:
Net investment income	0.43	0.42	0.44		0.47		0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.45)	(0.04)	0.37		0.19		(0.18)
TOTAL FROM INVESTMENT OPERATIONS	(0.02)	0.38	0.81		0.66		0.30
Less Distributions:
Distributions from net investment income	(0.42)	(0.42)	(0.47)		(0.49)		(0.49)
Net Asset Value, End of Period	$ 9.57	$10.01	$10.05		$9.71		$9.54
Total Return [2]	(0.27)%	3.91%	8.52%		7.07%		3.17%

Ratios to Average Net Assets:
Net expenses [3]	1.90%	2.01%	2.27%		2.18%		2.19%
Net investment income	4.30%	4.23%	4.44%		4.95%		5.11%
Expense waiver/reimbursement [4]	0.29%	0.19%	0.00	% [5]	0.00	% [5]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$56,448	$52,875	$42,419		$25,646		$14,083
Portfolio turnover	47%	20%	17%		11%		16%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.37%, 0.38%, 0.45%, 0.37% and 0.37% for the years ended August 31, 2007, 2006, 2005, 2004 and 2003, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class F Shares 1

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007	2006	2005		2004		2003
Net Asset Value, Beginning of Period	$10.02	$10.05	$ 9.71		$9.55		$9.73
Income From Investment Operations:
Net investment income	0.51	0.50	0.52		0.55		0.57
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.45)	(0.04)	0.36		0.17		(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.06	0.46	0.88		0.72		0.38
Less Distributions:
Distributions from net investment income	(0.50)	(0.49)	(0.54)		(0.56)		(0.56)
Net Asset Value, End of Period	$ 9.58	$10.02	$10.05		$9.71		$9.55
Total Return [2]	0.48%	4.80%	9.34%		7.77%		4.06%

Ratios to Average Net Assets:
Net expenses [3]	1.15%	1.26%	1.52%		1.43%		1.44%
Net investment income	5.05%	4.98%	5.20%		5.70%		5.86%
Expense waiver/reimbursement [4]	0.29%	0.19%	0.00	% [5]	0.00	% [5]	--
Supplemental Data:
Net assets, end of period (000 omitted)	$208,724	$186,648	$177,351		$160,088		$167,097
Portfolio turnover	47%	20%	17%		11%		16%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund, a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes interest and trust expenses related to the Fund's participation in certain inverse floater structures of 0.37%, 0.38%, 0.45%, 0.37% and 0.37% for the years ended August 31, 2007, 2006, 2005, 2004 and 2003, respectively.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

5 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$969.10	$4.07
Class B Shares	$1,000	$965.30	$7.78
Class C Shares	$1,000	$964.40	$7.77
Class F Shares	$1,000	$969.10	$4.07
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.07	$4.18
Class B Shares	$1,000	$1,017.29	$7.98
Class C Shares	$1,000	$1,017.29	$7.98
Class F Shares	$1,000	$1,021.07	$4.18

1 Expenses are equal to the Fund's annualized current net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period). This table shows the expenses based on the Fund's current net expense ratios as if they had been in effect during the entire period. The annualized current net expense ratios are as follows:

Class A Shares	0.82%
Class B Shares	1.57%
Class C Shares	1.57%
Class F Shares	0.82%

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [2]
Actual:
Class A Shares	$1,000	$969.10	$4.96
Class B Shares	$1,000	$965.30	$8.67
Class C Shares	$1,000	$964.40	$8.66
Class F Shares	$1,000	$969.10	$4.96
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.16	$5.09
Class B Shares	$1,000	$1,016.38	$8.89
Class C Shares	$1,000	$1,016.38	$8.89
Class F Shares	$1,000	$1,020.16	$5.09

2 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the most recent one-half year period). This table shows the actual expenses paid during the most recent one-half year period. The annualized net expense ratios in effect during the period were as follows:

Class A Shares	1.00%
Class B Shares	1.75%
Class C Shares	1.75%
Class F Shares	1.00%

Management's Discussion of Fund Performance

The fund's total returns, based on net asset value, for the 12-month reporting period were 0.48% for Class A Shares, (0.27)% for Class B Shares, (0.27)% for Class C Shares and 0.48% for Class F Shares. 1 The total returns of the Lehman Brothers Municipal Bond Index (LBMB), 2 the fund's benchmark index, and the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 2 another market benchmark for the fund, were 3.09% and 2.71%, respectively. The total return for the Lipper High Yield Municipal Debt Fund Average (LHMDFA), 3 a competitive benchmark for the fund, was 0.16% during the reporting period. The fund outperformed the LHMDFA in both total return and income.

1 As of the close of business on November 10, 2006, the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor fund) was reorganized into the fund. The fund is a series of Federated Municipal Securities Income Trust, and is the successor to the Predecessor fund. Prior to the reorganization, the fund had no investment operations. Performance, expenses and other information presented for periods prior to the close of business on November 10, 2006 refers to performance, expenses and other information of the Predecessor fund, which are the performance, expenses and other information of the fund for the relevant period as a result of the reorganization.

2 The LBMB is the broad-based securities market index for the fund. The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. The LBNIGMBI is an unmanaged broad market performance benchmark for the high-yield, tax-exempt bond market. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million and have a remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The LBMB and LBNIGMBI are unmanaged. It is not possible to invest directly in an index. The fund's total returns for the most recently completed fiscal year reflected actual cash flows, transaction costs and other expenses which were not reflected in the total returns of the LBMB and LBNIGMBI.

3 Lipper figures represent the average of the total returns reports by all the mutual funds designated by Lipper, Inc. as falling into the respective category indicated. They do not reflect sales charges. It is not possible to invest directly in an average.

The fund's investment strategy focused on: (a) the selection of lower quality investment-grade and noninvestment-grade securities; these securities typically have higher yields than high quality investment-grade securities available in the market, and the allocation of the portfolio among securities of similar issuers (referred to as sectors); 4 and (b) the selection of intermediate to long maturity tax-exempt bonds that typically yield more than short-term, tax-exempt bonds due to the upward sloping yield curve. The fund's strategy also focused on the effective duration 5 of the fund's portfolio (which indicates the portfolio sensitivity to change in interest rates). 6

The following discussion will focus on the performance of the fund's Class A Shares. The 0.48% total return of the fund's Class A Shares for the reporting period consisted of 4.87% of tax-exempt dividends and (4.39)% depreciation in the net asset value of shares. 7

4 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

5 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

6 Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.

7 Income may be subject to the federal alternative minimum tax and state and local taxes.

MARKET OVERVIEW

The 12-month reporting period appeared to be volatile with distinct periods of differing market conditions. The first three quarters of the reporting period reflected moderate economic growth, sustained inflation pressures as the global economy continued to indicate strength, and high levels of resource utilization. As a result, the Federal Reserve Board (the "Fed") maintained the Federal Funds Target Rate at 5.25% and maintained an inflation risk bias. This led to a trend of moderately higher interest rates and an environment in which tax-exempt municipal credit spreads continued to tighten (i.e., the yield difference between "AAA" rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity decreased). However, toward the end of the reporting period conditions in the market for subprime mortgages and related instruments, including segments of the asset-backed commercial paper market, appeared to deteriorate sharply. This led to continued volatile financial market conditions and an increased investor preference for more risk averse assets as well as revisions in expectations concerning the Fed's policy.

Long-term interest rates (based on the 10-year Treasury security) peaked at 5.30% in June 2007, and declined to a low of 4.43% at the end of the 12-month reporting period. Interest rates showed some volatility as the bond market appeared to attempt to determine the extent of the impact of the U.S. economy and the Fed's intentions concerning short-term interest rates. During the 12-month reporting period, the housing sector continued to remain a drag on economic growth and continued to represent a significant downside risk to the economy. High-quality municipal bonds were not beneficiaries of the flight to quality experienced by the Treasury market as 10-year tax-exempt municipal yields increased during July and August. This led to significant underperformance of the municipal market relative to treasuries.

During the 12-month reporting period, the tax-exempt municipal bond market (including the high-yield municipal market) was not immune from the events in the housing and mortgage markets. A significant reprising of credit risk and drying up of liquidity resulted in a widening of tax-exempt municipal credit spreads and the tax-exempt municipal yield curve becoming steeper; long-term interest rates rose more than short-term interest rates. The tax-exempt municipal yield curve becoming steeper means that securities provided higher incremental income or yield as maturities became longer. During the 12-month reporting period, the yield difference between the LBNIGMBI and LBMB widened from a low of 113 bps in early 2007 to 132 bps to end the reporting period. Credit spreads also widened due to technical factors. Cash inflows into high-yield municipal bond funds slowed dramatically over the last quarter of the reporting period, while the issuance of tax-exempt municipal bonds are at record levels.

CREDIT QUALITY AND SECTOR SELECTION

The fund's significant allocation in bonds rated BBB or lower underperformed as credit spreads widened during the 12-month reporting period. The fund's holdings in tobacco bonds and hospitals were among the fund's underperforming sectors. Overall, these credit quality and sector selection allocations detracted from fund performance. In addition, the fund's allocation to floating rate securities whose valuation is linked to the level of municipal versus taxable interest rates also detracted from fund performance.

Finally, although the Federated Municipal High Yield Advantage Fund had no investments in the securities created from pools of subprime mortgages during the 12-month reporting period, spreads on selected land-secured deals widened over the reporting period. Although some land-secured bonds under performed, there also were upgrades of land-secured bonds in the portfolio over the reporting period. Overall, land-secured bonds detracted from fund performance.

MATURITY AND DURATION

During the 12-month reporting period, the fund primarily purchased securities on the longer end of the tax-exempt municipal bond curve (20-30 year maturity bonds). As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 8.43 years. Duration management remained a component of the fund's investment strategy. The longer a fund's duration, the more its net asset value will react as interest rates change. The fund's duration and heavy position in bonds maturing in 15 years or more hurt the fund's absolute returns as long-term interest rates rose more than short-term interest rates.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal High Yield Advantage Fund 2 (Class A Shares) (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB), 3 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 3 a custom blend consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 3 and the Lipper High Yield Municipal Debt Fund Average (LHMDFA). 3

Average Annual Total Returns [4] for the Period Ended 8/31/2007
1 Year	(4.02)%
5 Years	4.28%
10 Years	4.00%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI, and LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund) was reorganized into Federated Municipal High Yield Advantage Fund (Fund), a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented refers to the performance of the Predecessor Fund, which after the reorganization is the Fund's performance as a result of the reorganization.

3 The LBMB is the broad-based securities market index for the Fund. The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million, and have remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal High Yield Advantage Fund 2 (Class B Shares) (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB) 3 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 3 a custom blend index consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 3 and the Lipper High Yield Municipal Debt Fund Average (LHMDFA). 3

Average Annual Total Returns [4] for the Period Ended 8/31/2007
1 Year	(5.53)%
5 Years	4.10%
10 Years	3.85%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI and the LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund) was reorganized into Federated Municipal High Yield Advantage Fund (Fund), a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented refers to the performance of the Predecessor Fund, which after the reorganization is the Fund's performance as a result of the reorganization.

3 The LBMB is the broad-based securities market index for the Fund. The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million and have remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

4 Total returns quoted reflect all applicable continent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal High Yield Advantage Fund 2 (Class C Shares) (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB), 3 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 3 a custom blend index consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 3 and the Lipper High Yield Municipal Debt Fund Average (LHMDFA). 3

Average Annual Total Returns [4] for the Period Ended 8/31/2007
1 Year	(1.23)%
5 Years	4.43%
10 Years	3.69%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 1.00% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 1.00% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI and the LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund) was reorganized into Federated Municipal High Yield Advantage Fund (Fund), a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented refers to the performance of the Predecessor Fund, which after the reorganization is the Fund's performance as a result of the reorganization.

3 The LBMB is the broad-based securities market index for the Fund. The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million and have remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Municipal High Yield Advantage Fund 2 (Class F Shares) (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB), 3 the Lehman Brothers Non-Investment Grade Municipal Bond Index (LBNIGMBI), 3 a custom blend index consisting of 50% of the LBMB and 50% of the LBNIGMBI (Blend Index), 3 and the Lipper High Yield Municipal Debt Fund Average (LHMDFA). 3

Average Annual Total Returns [4] for the Period Ended 8/31/2007
1 Year	(1.46)%
5 Years	5.03%
10 Years	4.37%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and the 1.00% contingent deferred sales charge as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The maximum contingent deferred sales charge is 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB, LBNIGMBI and LHMDFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and the average.

2 Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund) was reorganized into Federated Municipal High Yield Advantage Fund (Fund), a series of Federated Municipal Securities Income Trust, as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. The Fund is the successor to the Predecessor Fund. The information presented refers to the performance of the Predecessor Fund, which after the reorganization is the Fund's performance as a result of the reorganization.

3 The LBMB is the broad-based securities market index for the Fund. The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. To be included in the LBNIGMBI, bonds must be non-rated or be rated Ba1 or below, have been issued as part of a transaction of at least $20 million, have an outstanding par value of at least $3 million and have remaining maturity of at least one year. The LBMB and LBNIGMBI are not adjusted to reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. The LHMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance. The indexes are unmanaged and, unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index or average.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales changes.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At August 31, 2007, the Fund's 1 sector composition 2 was as follows:

Sector Composition	Percentage of Total Net Assets
Hospital	16.4%
Refunded	16.3%
Senior	13.9%
Special Tax	10.4%
Transportation	6.4%
Insured	6.0%
Electric & Gas	5.3%
Industrial Development Bond/Pollution Control Revenue	4.8%
Education	3.6%
Tobacco	2.7%
Other [3]	15.3%
Other Assets and Liabilities--Net [4]	(1.1)%
TOTAL	100.0%

1 Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization and the Predecessor Fund.

2 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

3 For purposes of this table, sector classifications constitute 85.8% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

4 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2007

Principal Amount			Value
		MUNICIPAL BONDS--97.6%
		Alabama--1.4%
$2,000,000		Courtland, AL IDB, Solid Waste Disposal Revenue Refunding Bonds (Series 2005B), 5.20% (International Paper Co.), 6/1/2025	$1,907,960
2,000,000		Huntsville, AL Special Care Facilities Financing Authority, Retirement Facility Revenue Bonds (Series 2007), 5.50% (Redstone Village)/(Original Issue Yield: 5.60%), 1/1/2043	1,813,300
2,000,000	[1]	Mobile County, AL IDA, (Ipsco, Inc.) Industrial Development Revenue Bonds (Series 2000), 5/1/2030	2,092,260
545,000		Montgomery, AL Medical Clinic Board, Health Care Facility Revenue Bonds (Series 2006), 5.25% (Jackson Hospital & Clinic, Inc.), 3/1/2036	503,449
2,100,000		Sylacauga, AL Health Care Authority, Revenue Bonds (Series 2005A), 6.00% (Coosa Valley Medical Center)/(Original Issue Yield: 6.05%), 8/1/2035	2,094,225
		TOTAL	8,411,194
		Alaska--0.9%
1,000,000		Alaska Industrial Development and Export Authority, Community Provider Revenue Bonds (Series 2007C), 6.00% (Boys & Girls Home & Family Services, Inc.), 12/1/2036	982,310
1,440,000		Alaska Industrial Development and Export Authority, Power Revenue Bonds, 5.875% (Upper Lynn Canal Regional Power Supply System)/(Original Issue Yield: 6.00%), 1/1/2032	1,367,611
3,305,000	[2,3]	Alaska State Housing Finance Corp., Residual Interest Trust Receipts (Series K40W), 4.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 6.52%), 12/1/2036	2,716,776
		TOTAL	5,066,697
		Arizona--1.2%
4,000,000	[2,3]	Arizona Health Facilities Authority, RITES (PA-1454), 7.51% (Phoenix Children's Hospital), 2/1/2042	3,900,000
1,000,000	[2,3]	Watson Road Community Facilities District, AZ, Special Assessment Revenue Bonds (Series 2005), 6.00%, 7/1/2030	996,210
2,000,000		Yavapai, AZ IDA, Hospital Facility Revenue Bonds (Series 2003B) Auction Rate Securities (Yavapai Regional Medical Center)/(Radian Asset Assurance LOC), 9/3/2007	2,000,000
		TOTAL	6,896,210
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Arkansas--0.4%
$2,000,000		Arkansas Development Finance Authority, Hospital Revenue Bonds (Series 2000), 7.375% (Washington Regional Medical Center)/(United States Treasury PRF 2/1/2010@100)/(Original Issue Yield: 7.50%), 2/1/2029	$2,161,120
		California--6.1%
1,000,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	908,560
1,000,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	967,980
2,000,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management, Inc.), 11/1/2023	1,893,560
3,000,000	[2,3]	California State, Residual Interest Trust Receipts (Series 2007-FC6), 4.799%, 8/1/2025	3,215,910
1,270,000	[2]	California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1,307,808
2,000,000		California Statewide Communities Development Authority, Revenue Bonds (Series 2007A), 5.125% (Front Porch at Walnut Village), 4/1/2037	1,833,740
980,000	[2]	California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	997,199
2,000,000		Golden State Tobacco Securitization Corp., CA, Enhanced Tobacco Settlement Asset-Backed Bonds (Series 2005A), 5.00% (California State), 6/1/2045	1,956,640
4,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2003A-3), 7.875% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.875%), 6/1/2042	4,809,760
1,800,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2007A-1), 5.75%, 6/1/2047	1,747,854
2,825,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2003A-1), 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.00%), 6/1/2039	3,244,060
6,000,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2007A-1), 5.125% (Original Issue Yield: 5.27%), 6/1/2047	5,305,980
750,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Revenue Bonds (Series 2003A-2), 7.90% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.898%), 6/1/2042	902,700
Principal Amount			Value
		MUNICIPAL BONDS--continued
		California--continued
$1,000,000		Los Angeles, CA Regional Airport Improvement Corp., Facilities Sublease Refunding Revenue Bonds (Series 2002B), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	$1,090,210
2,000,000		Los Angeles, CA Regional Airport Improvement Corp., Lease Revenue Bonds (Series C), 7.50% (American Airlines, Inc.)/(Original Issue Yield: 7.929%), 12/1/2024	2,180,420
1,000,000		Oxnard, CA Community Facilities District No. 3, Special Tax Bonds (Series 2005), 5.00% (Seabridge at Mandalay Bay)/(Original Issue Yield: 5.22%), 9/1/2035	920,970
349,000	[4]	San Bernardino County, CA Housing Authority, Subordinated Revenue Bonds, 7.25% (Glen Aire Park & Pacific Palms), 4/15/2042	228,742
1,000,000		Sierra View Local Health Care District, CA, Revenue Bonds (Series 2007), 5.25% (Original Issue Yield: 5.42%), 7/1/2037	974,920
1,000,000		Western Hills Water District, CA, Special Tax Revenue Bonds, 6.875% (Diablo Grande Community Facilities No. 1)/(Original Issue Yield: 6.954%), 9/1/2031	1,046,040
		TOTAL	35,533,053
		Colorado--7.3%
1,500,000		Aspen Grove, CO Business Improvement District, LT GO Bonds (Series 2001), 7.625%, (United States Treasury PRF 12/1/2011 @ 100), 12/1/2025	1,692,165
2,000,000		Beacon Point, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	1,922,980
1,500,000		Castle Oaks, CO Metropolitan District, LT GO Bonds (Series 2005), 6.125%, 12/1/2035	1,436,820
1,500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2001), 7.625% (Peak to Peak Charter School Project)/(United States Treasury PRF 8/15/2011@100)/(Original Issue Yield: 8.00%), 8/15/2031	1,710,615
970,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2005), 6.50% (Knowledge Quest Academy)/(Original Issue Yield: 6.50%), 5/1/2036	983,939
585,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2006), 5.625% (Carbon Valley Academy), 12/1/2036	551,415
800,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.70% (Windsor Charter Academy)/(Original Issue Yield: 5.70%), 5/1/2037	768,344
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$860,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds (Series 2007A), 5.75% (Northeast Academy Charter School), 5/15/2037	$826,813
1,000,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.375% (Frontier Academy)/(United States Treasury LOC 6/1/2011@100)/(Original Issue Yield: 7.50%), 6/1/2031	1,124,250
940,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.40%), 3/1/2022	995,216
500,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.25% (Platte River Academy)/(United States Treasury PRF 3/1/2010@100)/(Original Issue Yield: 7.50%), 3/1/2032	541,765
760,000		Colorado Educational & Cultural Facilities Authority, Charter School Revenue Bonds, 7.50% (Excel Academy)/(United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 7.75%), 12/1/2033	871,583
800,000		Colorado Educational & Cultural Facilities Authority, Revenue Refunding Bonds (Series A), 7.125% (Denver Academy)/(Original Issue Yield: 7.375%), 11/1/2028	864,528
1,000,000		Colorado Health Facilities Authority, Health & Residential Care Facilities Revenue Bonds (Series 2007), 5.30% (Volunteers of America Care Facilities), 7/1/2037	899,420
1,000,000		Colorado Health Facilities Authority, Health Facilities Revenue Bonds (Series 2005), 5.25% (Evangelical Lutheran Good Samaritan Society), 6/1/2023	1,007,590
4,250,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2005), 5.00% (Covenant Retirement Communities, Inc.)/(Original Issue Yield: 5.05%), 12/1/2035	3,779,992
1,000,000		Colorado Health Facilities Authority, Revenue Bonds (Series 2006A), 5.75% (Christian Living Communities), 1/1/2037	948,460
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 6.75%, (United States Treasury PRF 12/1/2013 @ 102), 12/1/2034	1,169,010
1,000,000		Conservatory Metropolitan District, CO, LT GO Bonds, 7.55%, (United States Treasury PRF 12/1/2013 @ 102), 12/1/2032	1,210,310
1,335,000		Conservatory Metropolitan District, CO, Refunding & Improvement LT GO Bonds, 5.125% (Radian Asset Assurance INS), 12/1/2037	1,235,636
600,000		Deer Creek Metropolitan District, CO, UT GO Bonds, 7.625% (United States Treasury PRF 12/1/2010@101)/(Original Issue Yield: 7.623%), 12/1/2019	674,412
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Colorado--continued
$2,000,000		Denver, CO City & County Airport Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 11/15/2022	$2,059,540
500,000		Denver, CO Health & Hospital Authority, Healthcare Revenue Bonds (Series 2001A), 6.00% (United States Treasury PRF 12/1/2011@100)/(Original Issue Yield: 6.05%), 12/1/2031	542,355
450,000		Eagle County, CO Air Terminal Corp., Airport Terminal Project Revenue Improvement Bonds (Series 2006B), 5.25%, 5/1/2020	433,440
1,000,000		Granby Ranch, CO Metropolitan District, LT GO Bonds (Series 2006), 6.75%, 12/1/2036	1,009,290
1,000,000		High Plains, CO Metropolitan District, Revenue Bonds (Series 2005A), 6.25% (Original Issue Yield: 6.375%), 12/1/2035	892,390
500,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds (Series 2006), 7.00%, (United States Treasury PRF 12/1/2013 @ 102), 12/1/2036	593,975
1,000,000		Maher Ranch, CO Metropolitan District No. 4, LT GO Bonds, 7.875%, (United States Treasury PRF 12/1/2013 @ 102), 12/1/2033	1,232,960
1,770,000		Murphy Creek, CO Metropolitan District No. 3, Refunding & Improvement LT GO Bonds, 6.00%, 12/1/2026	1,677,836
2,235,000		Northwest, CO Metropolitan District No. 3, LT GO Bonds (Series 2005), 6.25%, 12/1/2035	2,176,957
475,000		Park Meadows Business Improvement District, CO, Shared Sales Tax Revenue Bonds (Series 2007), 5.30% (Original Issue Yield: 5.41%), 12/1/2027	436,278
360,000		Park Meadows Business Improvement District, CO, Shared Sales Tax Revenue Bonds (Series 2007), 5.35% (Original Issue Yield: 5.41%), 12/1/2031	325,588
1,500,000		Southlands, CO Metropolitan District No. 1, LT GO Bonds (Series 2004), 7.125%, 12/1/2034	1,799,670
2,000,000		Sterling Hills West Metropolitan District, LT GO Bonds (Series 2001B), 8.00%, 12/1/2021	2,107,320
2,000,000		Tallgrass Metropolitan District, CO, Refunding & Improvement LT GO Bonds (Series 2007), 5.25%, 12/1/2037	1,679,920
		TOTAL	42,182,782
		Connecticut--0.3%
1,000,000		Connecticut Development Authority, Airport Facility Revenue Bonds, 7.95% (Bombardier, Inc.), 4/1/2026	1,159,720
800,000		Connecticut State HEFA, Revenue Bonds (Series 2005C), 5.125% (Eastern Connecticut Health Network)/(Radian Asset Assurance INS), 7/1/2030	773,304
		TOTAL	1,933,024
Principal Amount			Value
		MUNICIPAL BONDS--continued
		District of Columbia--0.3%
$25,000,000	[5]	District of Columbia Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds (Series 2006)/(Original Issue Yield: 6.25%), 6/15/2046	$1,806,500
		Florida--6.2%
1,250,000	[2,3]	Alachua County, FL Health Facilities Authority, RITES (PA-1472), 5.433% (Shands Teaching Hospital and Clinics, Inc.), 12/1/2037	1,063,962
3,000,000		Alachua County, FL, IDRBs (Series 2007A), 5.875% (North Florida Retirement Village, Inc,), 11/15/2042	2,975,430
1,480,000		Arborwood, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005A), 5.35%, 5/1/2036	1,319,435
1,000,000		Ave Maria Stewardship Community District, FL, Capital Improvement Revenue Bonds (Series 2006A), 5.125% (Original Issue Yield: 5.15%), 5/1/2038	859,260
109,218	[6]	Capital Trust Agency, FL, Housing Revenue Notes, 4.25% (Atlantic Housing Foundation Properties), 7/1/2040	89,906
1,000,000	[2]	Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(United States Treasury PRF 10/1/2012@102)/(Original Issue Yield: 8.947%), 10/1/2033	1,186,100
795,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2005), 5.45%, 5/1/2036	723,355
985,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006), 5.375%, 5/1/2036	882,649
360,000		East Homestead, FL Community Development District, Special Assessment Revenue Bonds (Series 2006B), 5.00%, 5/1/2011	358,502
415,000		Fishhawk Community Development District II, Special Assessment Revenue Bonds (Series 2004B), 5.125% (Original Issue Yield: 5.20%), 11/1/2009	414,846
3,000,000		Grand Bay at Doral Community Development District, FL, Special Assessment Bonds (Series 2007B), 6.00%, 5/1/2017	2,939,520
1,000,000		Greater Orlando, FL Aviation Authority, Special Purpose Airport Facilities Revenue Bonds (Series 2005), 6.50% (Jet Blue Airways Corp.)/(Original Issue Yield: 6.811%), 11/15/2036	1,028,270
635,000		Harbor Bay, FL Community Development District, Special Assessment Capital Improvement Revenue Bonds (Series 2001B), 6.35%, 5/1/2010	636,245
1,000,000		Highlands County, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.00% (Adventist Health System/ Sunbelt Obligated Group)/(United States Treasury PRF 11/15/2011@101)/(Original Issue Yield: 6.026%), 11/15/2031	1,094,870
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$990,000		Lakes by the Bay South Community Development District, FL, Special Assessment Revenue Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.277%), 5/1/2034	$1,015,314
2,000,000		Lee County, FL IDA, Health Care Facilities Revenue Bond (Series A), 6.75% (Cypress Cove at Healthpark)/(Original Issue Yield: 6.98%), 10/1/2032	2,109,160
880,000		Mediterra North Community Development District, FL, Capital Improvement Revenue Bonds (Series A), 6.80%, 5/1/2031	921,369
1,000,000		Miami Beach, FL Health Facilities Authority, Hospital Revenue Bonds (Series 2001A), 6.70% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 6.80%), 11/15/2019	1,063,580
700,000	[2]	Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	754,418
500,000		Miami, FL Health Facilities Authority, Health System Revenue Bonds (Series 2003C), 5.125% (Catholic Health East)/(Original Issue Yield: 5.30%), 11/15/2024	504,325
1,000,000		Midtown Miami, FL Community Development District, Special Assessment Bonds (Series 2004A), 6.25% (Original Issue Yield: 6.30%), 5/1/2037	995,880
930,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds (Series 2001A), 6.95% (Original Issue Yield: 7.00%), 5/1/2033	973,877
600,000		Orlando, FL Urban Community Development District, Capital Improvement Revenue Bonds, 6.25%, 5/1/2034	615,342
2,000,000	[2]	Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	2,083,720
1,000,000		Reunion East Community Development District, FL, Special Assessment Bonds (Series 2002A), 7.375%, 5/1/2033	1,079,200
1,200,000		South Lake County, FL Hospital District, Revenue Bonds, 6.625% (South Lake Hospital, Inc.), 10/1/2023	1,275,936
700,000		Tern Bay, FL Community Development District, Capital Improvement Revenue Bonds (Series 2005), 5.00%, 5/1/2015	657,832
1,760,000		Tolomato Community Development District, FL, Special Assessment Revenue Bonds (Series 2006), 5.40%, 5/1/2037	1,544,083
500,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005A), 5.55%, 5/1/2036	464,195
365,000		Tuscany Reserve Community Development District, FL, Capital Improvement Revenue Bonds (Series 2005B), 5.25%, 5/1/2016	345,261
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Florida--continued
$1,000,000		Verandah East, FL Community Development District, Capital Improvement Revenue Bonds (Series 2006A), 5.40%, 5/1/2037	$898,180
845,000		Verandah West, FL Community Development District, Capital Improvement Revenue Bonds (Series 2003A), 6.625% (Original Issue Yield: 6.75%), 5/1/2033	886,329
1,630,000		Volusia County, FL Education Facility Authority, Educational Facilities Refunding Revenue Bonds (Series 2005), 5.00% (Embry-Riddle Aeronautical University, Inc.)/(Radian Asset Assurance INS), 10/15/2025	1,556,943
500,000		Winter Garden Village at Fowler Groves Community Development District, FL, Special Assessment Bonds (Series 2006), 5.65%, 5/1/2037	471,225
		TOTAL	35,788,519
		Georgia--1.6%
1,845,000		Atlanta, GA, Tax Allocation Bonds (Series 2001), 7.75% (Atlantic Station Project), 12/1/2014	2,049,943
770,000		Atlanta, GA, Tax Allocation Bonds (Series 2005B), 5.60% (Eastside Tax Allocation District)/(Original Issue Yield: 5.65%), 1/1/2030	727,966
1,235,000		Atlanta, GA, Tax Allocation Bonds (Series 2006), 5.50% (Princeton Lakes), 1/1/2031	1,147,648
1,000,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds (Series A), 5.15%, 1/1/2035	910,060
750,000		Augusta, GA Airport, General Passenger Facilities Charge Revenue Bonds (Series B), 5.35%, 1/1/2028	711,660
1,875,000		Augusta, GA HFA, MFH Refunding Revenue Bonds, 6.55% (Forest Brook Apartments), 12/1/2030	1,908,750
750,000		Fulton County, GA Residential Care Facilities, Revenue Bonds (Series 2004A), 6.00% (Canterbury Court), 2/15/2022	752,347
1,000,000		Medical Center Hospital Authority, GA, Revenue Refunding Bonds (Series 2007), 5.25% (Spring Harbor at Green Island), 7/1/2037	892,540
		TOTAL	9,100,914
		Hawaii--0.4%
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 7.00% (Kahala Nui)/(Original Issue Yield: 7.00%) 11/15/2012	1,060,960
1,000,000		Hawaii State Department of Budget & Finance, Special Purpose Revenue Bonds (Series A), 8.00% (Kahala Nui)/(Original Issue Yield: 8.175%), 11/15/2033	1,124,390
415,000		Hawaii State Department of Transportation, Special Facility Refunding Revenue Bonds (Series 2000), 7.00% (Continental Airlines, Inc.)/(Original Issue Yield: 7.20%), 6/1/2020	425,537
		TOTAL	2,610,887
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Idaho--0.6%
$3,810,000	[2,3]	Idaho Housing Agency, Residual Interest Trust Receipts (Series K39W), 4.438% (Original Issue Yield: 6.30%), 7/1/2038	$3,211,449
		Illinois--3.2%
625,000		Bolingbrook, IL, Special Service Area No. 2005-1 Special Tax Bonds (Series 2005) (Forest City Project)/(Original Issue Yield: 5.90%), 3/1/2027	638,069
1,000,000		Chicago, IL O'Hare International Airport, General Airport Third Lien Revenue Bonds (Series 2005A), 5.00% (FGIC INS), 1/1/2033	1,014,220
2,000,000		Chicago, IL O'Hare International Airport, Special Facility Revenue Refunding Bonds (Series 2007), 5.50% (American Airlines, Inc.)/(Original Issue Yield: 5.64%), 12/1/2030	1,882,440
5,000		Chicago, IL SFM, SFM Revenue Bonds (Series A), 7.25% (GNMA COL), 9/1/2028	5,135
415,000		DuPage County, IL, Special Tax Bonds (Series 2006), 5.625% (Naperville Campus LLC), 3/1/2036	393,764
1,335,000		Harvey, IL, Refunding & Improvement UT GO Bonds (Series 2007A), 5.625%, 12/1/2032	1,324,200
250,000		Illinois Finance Authority, BANs (Series 2007), 13.00% (Tallgrass at Mill Creek), 2/15/2012	245,447
1,000,000		Illinois Finance Authority, MFH Revenue Bonds (Series 2007), 6.10% (Dekalb Supportive Living Facility), 12/1/2041	958,960
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 5.625% (Friendship Village of Schaumburg)/(Original Issue Yield: 5.70%), 2/15/2037	930,210
1,250,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.00% (Landing at Plymouth Place)/(Original Issue Yield: 6.04%), 5/15/2037	1,238,737
2,000,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.125% (Clare at Water Tower)/(Original Issue Yield: 6.25%), 5/15/2038	1,997,580
1,500,000		Illinois Finance Authority, Revenue Bonds (Series 2005A), 6.25% (Smith Village), 11/15/2035	1,514,190
1,500,000		Illinois Finance Authority, Revenue Refunding Bonds (Series 2006A), 5.125% (Proctor Hospital)/(Original Issue Yield: 5.20%), 1/1/2025	1,418,310
1,000,000		Illinois Finance Authority, Solid Waste Disposal Revenue Bonds, 5.05% (Waste Management, Inc.), 8/1/2029	903,440
1,000,000		Illinois Health Facilities Authority, Revenue Bonds (Series 2006), 5.25% (Tabor Hills Supportive Living LLC), 11/15/2036	908,610
2,000,000		Lombard, IL Public Facilities Corp., First Tier Revenue Bonds (Series 2005A-1), 7.125%, 1/1/2036	2,072,700
1,000,000		Quad Cities, IL Regional EDA, MFH Revenue Bonds (Series 2006), 6.00% (Heritage Woods of Moline SLF), 12/1/2041	944,610
		TOTAL	18,390,622
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Indiana--2.6%
$1,000,000		Goshen, IN, Revenue Bonds (Series 1998), 5.75% (Greencroft Obligated Group)/(Original Issue Yield: 5.87%), 8/15/2028	$982,060
2,000,000		Indiana Bond Bank, Index Rate Special Program Gas Revenue Bonds (Series 2007B-2), 4.61% (Indiana Municipal Gas Purchasing Authority, Inc.), 10/15/2022	1,990,000
2,000,000		Indiana Health & Educational Facility Financing Authority, Hospital Revenue Bonds (Series 2007), 5.50% (Community Foundation of Northwest Indiana), 3/1/2037	1,910,280
730,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana)/(Original Issue Yield: 6.68%), 8/1/2031	754,294
2,270,000		Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 2001A), 6.375% (Community Foundation of Northwest Indiana), (United States Treasury PRF 8/1/2011 @ 101), 8/1/2031	2,497,999
2,000,000		Indiana Health Facility Financing Authority, Revenue Refunding Bonds (Series 1998), 5.625% (Greenwood Village South Project)/(Original Issue Yield: 5.802%), 5/15/2028	1,931,300
2,000,000		Indianapolis, IN Airport Authority, Special Facilities Revenue Refunding Bonds (Series 2004A), 5.10% (FedEx Corp.), 1/15/2017	2,000,460
1,000,000		South Bend, IN, EDRBs (Series 1999A), 6.25% (Southfield Village)/(Original Issue Yield: 6.375%), 11/15/2029	1,003,950
1,355,000		St. Joseph County, IN Hospital Authority, Health Facilities Revenue Bonds (Series 2005), 5.375% (Madison Center Obligated Group), 2/15/2034	1,298,727
1,000,000		Vigo County, IN Hospital Authority, Hospital Revenue Bond (Series 2007), 5.80% (Union Hospital)/(Original Issue Yield: 5.82%), 9/1/2047	950,980
		TOTAL	15,320,050
		Iowa--1.6%
375,000		Bremer County, IA Retirement Facilities, Retirement Facility Revenue Bonds (Series 2005A), 5.375% (Bartels Lutheran Retirement Community)/(Original Issue Yield: 5.45%), 11/15/2027	352,534
3,160,000	[2,3]	Iowa Finance Authority, Municipal Securities Trust Certificates (Series 7042), 3.999% (GNMA Home Mortgage Program COL), 1/1/2037	2,471,088
2,000,000		Iowa Finance Authority, Senior Housing Revenue Bonds (Series 2007A), 5.625% (Wedum Walnut Ridge LLC)/(Original Issue Yield: 5.70%), 12/1/2045	1,865,260
1,715,000		Iowa Finance Authority, Senior Living Facility Revenue Refunding Bonds (Series 2007A), 5.50% (Deerfield Retirement Community, Inc.), 11/15/2037	1,567,030
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Iowa--continued
$1,000,000		Palo Alto County Hospital, IA, Hospital Revenue Bonds (Series 2006), 5.125% (Original Issue Yield: 5.20%), 8/1/2029	$881,180
1,785,000		Wapello County, IA, Revenue Bonds, 6.25% (Ottumwa Regional Health Center)/(United States Treasury PRF 10/1/2012@100)/(Original Issue Yield: 6.40%), 10/1/2022	1,938,099
		TOTAL	9,075,191
		Kansas--1.9%
1,100,000		Labette County, KS, Hospital Refunding & Improvement Revenue Bonds (Series 2007A), 5.75% (Labette Health), 9/1/2037	1,079,958
1,625,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 1999), 7.00% (Farrar Corp. Project), 8/1/2014	1,654,477
1,000,000		Manhattan, KS IDRB, Industrial Revenue Bonds (Series 2007), 5.50% (Farrar Corp. Project)/(Original Issue Yield: 5.55%), 8/1/2021	953,670
2,015,000		Norwich, KS, Industrial Revenue Bonds (Series 2006), 5.90% (Farrar Corp. Project), 8/1/2021	1,955,416
1,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2000A), 8.00% (Aberdeen Village, Inc.)/(United States Treasury PRF 5/15/2010@102)/(Original Issue Yield: 8.25%), 5/15/2030	1,124,170
2,000,000		Olathe, KS, Senior Living Facility Revenue Bonds (Series 2006A), 6.00% (Catholic Care Campus, Inc.), 11/15/2038	1,986,940
2,000,000	[1]	Overland Park, KS Development Corp., (Overland Park Convention Center Hotel Project), First Tier Revenue Bonds (Series 2000A), 7.375%, (Original Issue Yield: 7.50%), 1/1/2032	2,092,260
350,000		Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-1), 6.95% (GNMA Home Mortgage Program COL), 6/1/2029	364,710
		TOTAL	11,211,601
		Kentucky--1.3%
2,000,000		Kentucky EDFA, Hospital System Refunding Revenue Bonds, 5.875% (Appalachian Regional Health Center)/(Original Issue Yield: 5.92%), 10/1/2022	2,001,780
435,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(Original Issue Yield: 6.97%), 10/1/2028	465,367
1,565,000		Kentucky EDFA, Revenue Bonds (Series 2000A), 6.625% (Norton Healthcare, Inc.)/(United States Treasury PRF 10/1/2010@101)/(Original Issue Yield: 6.97%), 10/1/2028	1,709,230
3,000,000		Kentucky Municipal Power Agency, Power System Revenue Bonds (Series 2007A), 5.25% (MBIA Insurance Corp. INS), 9/1/2042	3,087,000
		TOTAL	7,263,377
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Louisiana--1.6%
$1,000,000		De Soto Parish, LA Environmental Improvement Authority, Revenue Bonds (Series A), 5.00% (International Paper Co.), 11/1/2018	$969,970
992,000		Lakeshore Villages Master Community Development District, LA, Special Assessment Bonds (Series 2007), 5.25% (Original Issue Yield: 5.378%), 7/1/2017	959,393
1,980,000	[2]	Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	2,082,762
2,000,000		St. James Parish, LA, Solid Waste Disposal Revenue Bonds, 7.70% (IMC Phosphates Co.)/(Original Issue Yield: 7.75%), 10/1/2022	2,036,100
1,000,000		St. John the Baptist Parish, LA, Revenue Bonds (Series 2007A), 5.125% (Marathon Oil Corp.), 6/1/2037	960,280
2,000,000		West Feliciana Parish, LA, PCR Refunding Bonds (Series 1999B), 6.60% (Entergy Gulf States, Inc.), 9/1/2028	2,001,340
		TOTAL	9,009,845
		Maryland--1.0%
3,335,000	[2,3]	Maryland State Community Development Administration, UBS Custodial Residual & Variable Securities, 5.748%, 9/1/2027	2,672,169
980,000	[1]	Maryland State Economic Development Corp., (Baltimore Association for Retarded Citizens, Inc. Project), Health and Mental Hygiene Providers Facilities Acquisition Program Revenue Bonds (Series 2000A), 7.750%, (Original Issue Yield: 7.85%), 3/1/2025	1,025,207
395,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.25% (King Farm Presbyterian Retirement Community), 1/1/2027	371,221
1,100,000		Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2007A), 5.30% (King Farm Presbyterian Retirement Community)/(Original Issue Yield: 5.35%), 1/1/2037	1,004,091
500,000	[2]	Maryland State IDFA, EDRBs(Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	508,235
		TOTAL	5,580,923
		Massachusetts--1.6%
1,500,000		Massachusetts Development Finance Agency, Revenue Bonds (Series 2007A), 5.75% (Linden Ponds, Inc.), 11/15/2042	1,438,800
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2004A), 6.375% (Northern Berkshire Health System)/(Original Issue Yield: 6.60%), 7/1/2034	2,072,120
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Massachusetts--continued
$2,000,000		Massachusetts HEFA, Revenue Bonds (Series 1999A), 5.75% (Caritas Christi Obligated Group)/(Original Issue Yield: 5.80%), 7/1/2028	$2,052,800
2,000,000		Massachusetts HEFA, Revenue Bonds (Series 2002B), 9.20% (Civic Investments), (United States Treasury PRF 12/15/2012 @ 102), 12/15/2031	2,506,960
1,000,000		Massachusetts HEFA, Revenue Bonds (Series 2003E), 6.75% (Jordan Hospital)/(Original Issue Yield: 7.00%), 10/1/2033	1,051,180
		TOTAL	9,121,860
		Michigan--1.6%
1,000,000		Delta County, MI Economic Development Corp., Environmental Improvement Refunding Revenue Bonds (Series 2002B), 6.45% (MeadWestvaco Corp.)/(United States Treasury PRF 4/15/2012@100)/(Original Issue Yield: 6.448%), 4/15/2023	1,094,900
550,000		Gaylord, MI Hospital Finance Authority, Hospital Revenue Refunding Bonds (Series 2004), 6.50% (Otsego Memorial Hospital Obligated Group)/(Original Issue Yield: 6.70%), 1/1/2037	565,213
1,500,000		Kent Hospital Finance Authority, MI, Revenue Bonds (Series 2005A), 6.25% (Metropolitan Hospital), 7/1/2040	1,560,045
500,000		Michigan State Hospital Finance Authority, Hospital Revenue Bonds (Series 2005), 5.00% (Chelsea Community Hospital)/(Original Issue Yield: 5.07%), 5/15/2037	441,045
4,000,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Bonds (Series 2007A), 6.00% (Original Issue Yield: 6.25%), 6/1/2048	4,014,200
1,500,000		Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds (Series 2005), 5.625%, 11/1/2035	1,479,015
		TOTAL	9,154,418
		Minnesota--3.4%
4,000,000		Becker, MN, PCRBs (Series 2000-A), 8.50% (Northern States Power Co., MN), 4/1/2030	4,650,360
550,000		Glencoe, MN Health Care Facilities, Revenue Bonds (Series 2005), 5.00% (Glencoe Regional Health Services), 4/1/2031	510,455
1,000,000		Pine City, MN Lease Revenue, Lease Revenue Bonds (Series 2006A), 6.25% (Lakes International Language Academy), 5/1/2035	984,380
500,000		Ramsey, MN, Lease Revenue Bonds (Series 2004A), 6.75% (Pact Charter School), 12/1/2033	520,350
3,000,000		St. Paul, MN Housing & Redevelopment Authority, Health Care Facility Revenue Bonds (Series 2006), 5.25% (HealthPartners Obligated Group), 5/15/2036	2,867,130
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Minnesota--continued
$4,000,000		St. Paul, MN Housing & Redevelopment Authority, Hospital Facility Revenue Bonds (Series 2005), 6.00% (Health East, Inc.), 11/15/2035	$4,087,880
1,000,000		St. Paul, MN Housing & Redevelopment Authority, Refunding Revenue Bonds (Series 2003A), 7.00% (Achieve Language Academy), 12/1/2032	1,047,120
2,000,000		St. Paul, MN Housing & Redevelopment Authority, Revenue Bonds (Series 2002B), 7.00% (Upper Landing Project)/(Original Issue Yield: 7.05%), 3/1/2029	2,107,320
1,500,000		St. Paul, MN Port Authority, Hotel Facility Revenue Bonds (Series 2), 7.375% (Radisson Kellogg Project)/(United States Treasury PRF 8/1/2008@103)/(Original Issue Yield: 7.50%), 8/1/2029	1,591,725
1,500,000		Winona, MN Port Authority, Lease Revenue Bonds (Series 1999A), 8.00% (Bluffview Montessori School Project), 12/1/2024	1,567,185
		TOTAL	19,933,905
		Mississippi--0.4%
2,500,000		Mississippi Business Finance Corp., PCRBs, 5.875% (System Energy Resources, Inc.)/(Original Issue Yield: 5.934%), 4/1/2022	2,524,450
		Missouri--1.1%
2,445,000	[2]	Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	2,425,905
3,000,000		Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds (Series 2005A), 5.00% (Branson, MO), 6/1/2035	2,743,800
1,000,000		St. Joseph, MO IDA, Healthcare Revenue Bonds, 7.00% (Living Community St. Joseph Project), 8/15/2032	975,570
500,000		West Plains, MO IDA, Hospital Revenue Bonds, 6.75% (Ozarks Medical Center)/(Original Issue Yield: 6.78%), 11/15/2024	513,950
		TOTAL	6,659,225
		Montana--0.6%
3,750,000		Montana Facility Finance Authority, Hospital Revenue Bonds (Series 2007), 5.00% (Benefis Healthcare System)/(Assured Guaranty Corp. INS), 1/1/2037	3,774,787
		Nevada--1.8%
1,000,000		Clark County, NV Improvement District, Special Assessment Revenue Refunding Bonds (Series 2006B), 5.30% (Southern Highlands SID No.121-B)/(Original Issue Yield: 5.33%), 12/1/2029	908,850
1,760,000	[1]	Clark County, NV, (Southern Highlands SID No. 121), Revenue Bonds, 7.500%, 12/1/2019	1,841,189
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Nevada--continued
$990,000		Clark County, NV, LO Improvement Bonds (Series 2003), 6.375% (Mountains Edge SID No. 142)/(Original Issue Yield: 6.40%), 8/1/2023	$1,022,135
940,000		Clark County, NV, Local Improvement Bonds (Series 2001), 6.875% (Summerlin-South SID No. 132)/(Original Issue Yield: 6.92%), 2/1/2021	971,932
500,000		Clark County, NV, Special Assessment Revenue Bonds (Series 2005), 5.00% (Summerlin-Mesa SID No. 151), 8/1/2025	452,150
1,300,000	[2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	1,327,768
1,000,000	[2]	Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	1,012,930
1,275,000		Henderson, NV, LO Improvement Bonds, 5.30% (Inspirada Local Improvement District No. T-18)/(Original Issue Yield: 5.33%), 9/1/2035	1,128,018
490,000		Las Vegas, NV, Local Improvement Special Assessment Bonds (Series 2004), 6.00% (Providence SID No. 607), 6/1/2019	498,291
1,080,000		North Las Vegas, NV Special Improvement District No. 60, Subordinate LT Obligation Refunding Bonds (Series 2006B), 5.10% (Aliante SID No. 60), 12/1/2022	1,012,792
		TOTAL	10,176,055
		New Hampshire--0.2%
345,000		New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.35% (Havenwood-Heritage Heights), 1/1/2026	326,249
750,000		New Hampshire HEFA, Revenue Bonds (Series 2006A), 5.40% (Havenwood-Heritage Heights), 1/1/2030	704,250
		TOTAL	1,030,499
		New Jersey--4.2%
2,000,000		New Jersey EDA, Retirement Community Revenue Bonds (Series 2001A), 7.25% (Cedar Crest Village, Inc.)/(United States Treasury PRF 11/15/2011@101)/(Original Issue Yield: 7.625%), 11/15/2031	2,279,420
1,250,000		New Jersey EDA, Retirement Community Revenue Bonds (Series A), 8.25% (Seabrook Village)/(United States Treasury PRF 11/15/2010@101)/(Original Issue Yield: 8.50%), 11/15/2030	1,429,887
2,100,000	[1]	New Jersey EDA, (New Jersey Metromall Urban Renewal, Inc.) Kapkowski Road Landfill Revenue Bonds, 6.500%, (Original Issue Yield: 6.55%), 4/1/2018	2,196,873
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New Jersey--continued
$1,550,000		New Jersey EDA, Revenue Bonds (Series 1997A), 5.875% (Host Marriott Corp.), 12/1/2027	$1,553,224
2,000,000		New Jersey EDA, Revenue Bonds, 6.25% (Continental Airlines, Inc.), 9/15/2019	2,016,220
3,000,000		New Jersey EDA, Revenue Bonds (Series 2004), 5.50% (NJ Dedicated Cigarette Excise Tax), 6/15/2016	3,124,890
1,000,000		New Jersey EDA, Revenue Bonds (Series 2004), 5.75% (NJ Dedicated Cigarette Excise Tax)/(Original Issue Yield: 5.93%), 6/15/2034	1,039,140
1,000,000		New Jersey EDA, Special Facilities Revenue Bonds (Series 2000), 7.20% (Continental Airlines, Inc.)/(Original Issue Yield: 7.25%), 11/15/2030	1,046,240
1,665,000	[2,3]	New Jersey Health Care Facilities Financing Authority, RITES (Series PA-1484), 5.470% (Catholic Health East), 11/15/2033	1,222,976
400,000	[7]	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.50% (Pascack Valley Hospital Association)/(Original Issue Yield: 6.72%), 7/1/2023	280,408
2,000,000		New Jersey Health Care Facilities Financing Authority, Revenue Bonds, 6.625% (Palisades Medical Center)/(Original Issue Yield: 6.67%), 7/1/2031	2,123,100
5,000,000		Tobacco Settlement Financing Corp., NJ, Revenue Bonds, 6.75% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 7.05%), 6/1/2039	5,741,150
		TOTAL	24,053,528
		New Mexico--1.1%
850,000		Bernalillo County, NM Multifamily, Refunding Housing Revenue Bonds (Series 2001C), 7.50% (Valencia Retirement)/(GTD by SunAmerica, Inc.), 12/1/2021	882,045
2,465,000		Dona Ana County, NM, MFH Revenue Bonds (Series 2001A), 7.00% (Montana Meadows Apartments), 12/1/2030	2,577,922
2,000,000		Farmington, NM, PCR Refunding Bonds (Series 1997), 6.375% (Public Service Co., NM), 4/1/2022	2,043,060
1,000,000		Mariposa East Public Improvement District, NM, UT GO Bonds (Series 2006), 6.00%, 9/1/2032	1,006,910
		TOTAL	6,509,937
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--5.7%
$935,000		Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care Center, Inc.), 1/1/2040	$819,107
2,500,000		Brookhaven, NY IDA, Senior Residential Housing Revenue Bonds, 6.25% (Woodcrest Estates), 12/1/2023	2,543,700
115,000		Dutchess County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	124,395
955,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	1,033,023
1,365,000		East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland Village, Inc.), 8/1/2033	1,274,910
430,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	447,398
6,000,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	6,268,920
2,000,000	[2]	New York City, NY IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	2,104,200
1,000,000		New York City, NY IDA, Special Facilities Revenue Bonds (Series 2006), 5.125% (Jet Blue Airways Corp.)/(Original Issue Yield: 5.35%), 5/15/2030	895,590
400,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	418,456
1,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2002), 7.625% (British Airways)/(Original Issue Yield: 7.976%), 12/1/2032	1,625,520
5,500,000		New York City, NY IDA, Special Facility Revenue Bonds (Series 2005), 8.00% (American Airlines, Inc.)/(Original Issue Yield: 8.095%), 8/1/2028	6,361,630
2,000,000		New York City, NY, UT GO Bonds (Fiscal 2002 Series B), 5.375% (Original Issue Yield: 5.48%), 12/1/2020	2,089,680
1,000,000		New York City, NY, UT GO Bonds (Fiscal 2004 Series I), 5.00%, 8/1/2022	1,028,200
1,700,000	[2]	New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	1,721,284
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$3,000,000	[2,3]	New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041), 4.539% (New York Hospital Medical Center of Queens)/(FHA INS), 8/15/2037	$2,875,620
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2035	288,567
1,075,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	1,084,234
		TOTAL	33,004,434
		North Carolina--1.5%
2,500,000		Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	2,530,375
1,500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.125% (Pennybyrn at Maryfield), 10/1/2035	1,504,170
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.375% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.55%), 3/1/2032	551,560
1,875,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 7.625% (Depaul Community Facilities)/(Original Issue Yield: 7.625%), 11/1/2029	1,934,156
630,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030	569,803
1,200,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	1,229,460
500,000		North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds (Series 2005A), 5.65% (Pennybyrn at Maryfield)/(Original Issue Yield: 5.85%), 10/1/2025	486,295
		TOTAL	8,805,819
		Ohio--2.1%
1,000,000		Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25% (St. Clarence-GEAC LLC), 5/1/2038	1,016,050
1,500,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.35% (University Heights, OH Public Parking Garage), 12/1/2031	1,613,685
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$500,000		Franklin County, OH Health Care Facilities, Revenue Bonds (Series 2001A), 7.125% (Ohio Presbyterian Retirement Services)/(United States Treasury PRF 7/1/2011@101)/(Original Issue Yield: 7.35%), 7/1/2029	$562,220
5,000,000		Lorain County, OH, (Catholic Healthcare Partners), Hospital Revenue Refunding & Improvement Bonds, 5.625%, 10/1/2013	5,320,350
1,500,000		Ohio State Air Quality Development Authority, PCR Refunding Revenue Bonds (Series 1997A), 6.10% (Cleveland Electric Illuminating Co.), 8/1/2020	1,519,605
1,500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	1,551,345
375,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	393,469
		TOTAL	11,976,724
		Oklahoma--1.0%
3,665,000		Jackson County, OK Hospital Authority, Hospital Revenue Refunding Bonds, 7.30% (Jackson County Memorial Hospital, OK)/(Original Issue Yield: 7.40%), 8/1/2015	3,682,849
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.00% (Concordia Life Care Community)/(Original Issue Yield: 6.15%), 11/15/2038	974,850
1,000,000		Oklahoma County, OK Finance Authority, Retirement Facility Revenue Bonds (Series 2005), 6.125% (Concordia Life Care Community), 11/15/2025	994,470
		TOTAL	5,652,169
		Oregon--0.5%
1,000,000		Clackamas County, OR Hospital Facilities Authority, Refunding Gross Revenue Bonds (Series 2005), 5.125% (Willamette Falls Hospital), 4/1/2026	942,220
1,000,000	[2]	Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006C), 5.625%, 10/1/2026	989,340
1,000,000		Yamhill County, OR Hospital Authority, Revenue Bonds, 7.00% (Friendsview Retirement Community)/(Original Issue Yield: 7.125%), 12/1/2034	1,076,110
		TOTAL	3,007,670
		Pennsylvania--8.1%
1,330,000		Allegheny County, PA HDA, Health Care Facilities Revenue Bonds (Series 1998), 5.875% (Villa St. Joseph of Baden, Inc.)/(Original Issue Yield: 6.02%), 8/15/2018	1,308,374
4,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(Original Issue Yield: 9.70%), (United States Treasury PRF 11/15/2010 @ 102), 11/15/2030	5,312,160
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$3,000,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2007A), 5.375% (West Penn Allegheny Health System), 11/15/2040	$2,795,340
2,000,000	[2]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	2,020,700
1,120,000		Allegheny County, PA IDA, Charter School Revenue Bonds (Series 2004A), 7.50% (Propel Schools)/(Original Issue Yield: 7.75%), 12/15/2029	1,179,405
865,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	888,935
600,000		Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice, Inc.), 1/1/2035	604,920
2,000,000	[1]	Carbon County, PA IDA, (Panther Creek Partners Project), Refunding Revenue Bonds, 6.700%, 5/1/2012	2,092,260
1,500,000		Chartiers Valley, PA Industrial & Commercial Development Authority, First Mortgage Revenue Refunding Bonds (Series 1999), 6.375% (Asbury Health Center)/(Original Issue Yield: 6.52%), 12/1/2024	1,537,335
555,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	647,346
1,445,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.25% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.50%), 1/1/2035	1,685,434
2,000,000	[2,3]	Delaware Valley, PA Regional Finance Authority, Residual Tax-Exempt Securities (PA-1512), 4.22%, 6/1/2027	1,727,300
1,845,000	[2,3]	Geisinger Authority, PA Health System, DRIVERs (Series 1834), 4.509% (Geisinger Health System), 2/1/2015	1,470,779
2,000,000	[2]	Harrisburg, PA Authority, University Revenue Bonds (Series 2006B), 6.00% (Harrisburg University of Science & Technology), 9/1/2036	1,991,820
1,000,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.625% (Garden Spot Villiage Project)/(United States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.84%), 5/1/2031	1,106,450
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(Original Issue Yield: 7.75%), (United States Treasury PRF 11/15/2011 @ 102), 11/15/2031	1,146,890
2,000,000	[2,3]	Lehigh County, PA General Purpose Authority, RITES (PA-1458), 5.78% (St. Lukes Hospital of Bethlehem), 8/15/2042	1,369,920
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,500,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2007), 5.125% (Pocono Medical Center)/(Original Issue Yield: 5.20%), 1/1/2037	$1,406,010
2,000,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.375% (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/(Original Issue Yield: 7.50%), 12/1/2030	2,176,200
1,000,000		Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035	1,009,370
500,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	507,770
2,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds, 6.25% (National Gypsum Co.), 11/1/2027	2,042,860
2,400,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	2,401,416
900,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	905,274
1,000,000		Philadelphia, PA Airport System, Revenue Bonds (Series 2005A), 5.00% (MBIA Insurance Corp. INS), 6/15/2024	1,006,980
2,000,000	[2,3]	Sayre, PA, Health Care Facilities Authority, Municipal Securities Trust Certificates (Series 7047), 4.809% (Guthrie Healthcare System, PA)/(GTD by Bear Stearns & Co., Inc.), 12/23/2026	1,616,720
1,500,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031	1,679,430
740,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	718,288
2,000,000	[1]	Westmoreland Country, PA IDA, (Redstone Presbyterian Seniorcare Obligated Group), Health Care Facility Revenue Bonds (Series 2000B), 8.000%, (Original Issue Yield: 8.25%), 11/15/2023	2,092,260
500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2026	487,795
		TOTAL	46,935,741
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--0.1%
9,000,000	[2,5]	Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original Issue Yield: 6.50%), 5/15/2050	528,480
		Rhode Island--0.7%
3,500,000	[2,3]	Rhode Island Housing & Mortgage Finance Corp., UBS Custodial Residual & Variable Securities, 5.553%, 10/1/2014	2,713,130
1,000,000		Rhode Island State Health and Educational Building Corp., Hospital Financing Revenue Bonds (Series 2002), 6.50% (Lifespan Obligated Group)/(United States Treasury PRF 8/15/2012@100)/(Original Issue Yield: 6.70%), 8/15/2032	1,122,810
		TOTAL	3,835,940
		South Carolina--2.0%
6,000,000	[5]	Connector 2000 Association, Inc., SC, Capital Appreciation Senior Revenue Bonds (Series 1998B) (Original Issue Yield: 5.80%), 1/1/2025	1,408,080
7,750,000	[5]	Connector 2000 Association, Inc., SC, Toll Road Capital Appreciation Revenue Bonds (Series 1998A) (Original Issue Yield: 5.85%), 1/1/2034	878,773
825,000		Lancaster County, SC, Assessment Revenue Bonds (Series 2006), 5.45% (Sun City Carolina Lakes Improvement District), 12/1/2037	755,519
1,000,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.25% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.27%), 10/1/2026	913,280
750,000		Myrtle Beach, SC, Tax Increment Bonds (Series 2006A), 5.30% (Myrtle Beach Air Force Base Redevelopment Project Area)/(Original Issue Yield: 5.325%), 10/1/2035	668,873
800,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Refunding Revenue Bonds (Series 2006), 5.30% (Wesley Commons), 10/1/2036	701,552
1,500,000		South Carolina Jobs-EDA, First Mortgage Health Facilities Revenue Refunding Bonds (Series 1998), 5.70% (The Lutheran Homes of South Carolina, Inc.)/(Original Issue Yield: 5.80%), 5/1/2026	1,431,285
1,500,000		South Carolina Jobs-EDA, Hospital Facilities Improvement Revenue Bonds (Series 2000A), 7.375% (Palmetto Health Alliance)/(United States Treasury PRF 12/15/2010@102)/(Original Issue Yield: 7.55%), 12/15/2021	1,693,305
2,000,000	[2,3]	South Carolina Jobs-EDA, RITES (PA-1471), 5.06% (Palmetto Health Alliance), 8/1/2013	1,982,000
1,000,000		Tobacco Settlement Revenue Management Authority, SC, Tobacco Settlement Asset-Backed Bonds (Series 2001B), 6.375% (Original Issue Yield: 6.532%), 5/15/2028	1,027,410
		TOTAL	11,460,077
Principal Amount			Value
		MUNICIPAL BONDS--continued
		South Dakota--0.4%
$2,000,000		Minnehaha County, SD Health Facilities, Revenue Bonds (Series 2002A), 7.00% (Bethany Lutheran Home)/(Original Issue Yield: 7.198%), (United States Treasury PRF 12/1/2012 @ 100), 12/1/2035	$2,274,320
		Tennessee--1.4%
3,000,000		Elizabethton, TN Health & Educational Facilities Board, First Mortgage Hospital Revenue Refunding & Improvement Bonds (Series 2000B), 8.00% (Mountain States Health Alliance), 7/1/2033	3,429,000
2,000,000		Johnson City, TN Health & Education Facilities Board, Hospital First Mortgage Revenue Bonds (Series 2006A), 5.50% (Mountain States Health Alliance), 7/1/2036	1,985,540
1,000,000		Johnson City, TN Health & Education Facilities Board, Retirement Facility Revenue Bonds (Series 2004A), 6.25% (Appalachian Christian Village)/(Original Issue Yield: 6.43%), 2/15/2032	1,014,250
365,000		Knox County, TN Health Education & Housing Facilities Board, Hospital Facilities Revenue Bonds, 6.50% (Baptist Health System of East Tennessee)/(Original Issue Yield: 6.625%), 4/15/2031	378,122
375,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	417,233
625,000		Sullivan County, TN Health Educational & Housing Facilities Board, Revenue Bonds, 6.25% (Wellmont Health System)/(United States Treasury PRF 9/1/2012@101)/(Original Issue Yield: 6.45%), 9/1/2022	695,388
		TOTAL	7,919,533
		Texas--9.4%
2,000,000		ABIA Development Corp., TX, Airport Facilities Revenue Bonds (Series 1999), 7.25% (Aero Austin LP)/(Original Issue Yield: 7.50%), 1/1/2025	2,064,720
800,000		Abilene, TX HFDC, Retirement Facilities Revenue Bonds (Series 2003A), 7.00% (Sears Methodist Retirement)/(Original Issue Yield: 7.25%), 11/15/2033	861,616
6,000,000		Alliance Airport Authority Inc., TX, Special Facilities Revenue Refunding Bonds (Series 2007), 5.25% (American Airlines, Inc.)/(Original Issue Yield: 5.50%), 12/1/2029	5,382,900
1,000,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2006B), 5.75%, 1/1/2034	954,320
1,000,000		Austin, TX Convention Center Enterprises, Inc., First Tier Hotel Revenue Bonds (Series 2001A), 6.70% (United States Treasury PRF 1/1/2011@100)/(Original Issue Yield: 6.75%), 1/1/2032	1,091,890
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 1994A), 5.40% (TXU Energy Co. LLC), 5/1/2029	946,220
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003A), 6.75% TOBs (TXU Energy Co. LLC), Mandatory Tender 4/1/2013	$1,037,760
715,000		Brazos River Authority, TX, PCR Refunding Bonds (Series 2003C), 6.75% (TXU Energy Co. LLC)/(Original Issue Yield: 6.77%), 10/1/2038	754,804
1,000,000		Brazos River Authority, TX, PCR Refunding Bonds, 7.70% (TXU Energy Co. LLC), 4/1/2033	1,093,920
2,380,000		Brazos River Authority, TX, Refunding PCRBs (Series 2001C), 5.75% TOBs (TXU Energy Co. LLC), Mandatory Tender 11/1/2011	2,367,624
1,000,000		Brazos River Authority, TX, Revenue Refunding Bonds (Series 1999C), 7.75% (Centerpoint Energy Houston Electric), 12/1/2018	1,039,500
2,000,000		Dallas-Fort Worth, TX International Airport Facility Improvement Corp., Refunding Revenue Bonds (Series 2007), 5.50% (American Airlines, Inc.)/(Original Issue Yield: 5.67%), 11/1/2030	1,815,220
4,000,000		Decatur, TX Hospital Authority, Hospital Revenue Bonds (Series 2004A), 7.125% (Wise Regional Health System), 9/1/2034	4,276,520
1,500,000		El Paso, TX HFDC, Senior Care Facilities Revenue Bonds, 7.75% (Bienvivir Senior Health Services), 8/15/2031	1,616,115
500,000		Gulf Coast, TX Waste Disposal Authority, Waste Disposal Revenue Bonds (Series 2001), 6.65% (Valero Energy Corp.), 4/1/2032	522,060
765,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2027	723,927
1,265,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.50% (Village at Gleannloch Farms, Inc.), 2/15/2037	1,164,964
1,000,000		HFDC of Central Texas, Inc., Retirement Facility Revenue Bonds (Series 2006A), 5.75% (Legacy at Willow Bend), 11/1/2036	923,780
2,000,000	[2,3]	Harris County, TX, Toll Road Senior Lien Revenue Bond DRIVERs (Series 1864), 4.75% (AMBAC INS), 2/15/2015	1,936,400
1,000,000		Houston, TX Airport System, Special Facilities Revenue Bonds (Series 2001), 7.00% (Continental Airlines, Inc.), 7/1/2029	1,041,310
1,000,000		Houston, TX HFDC, Retirement Facilities Revenue Bonds (Series 2004A), 7.125% (Buckingham Senior Living Community)/(Original Issue Yield: 7.20%), (United States Treasury PRF 2/15/2014 @ 101), 2/15/2034	1,184,600
2,000,000		Kerrville, TX HFDC, Hospital Revenue Bonds, 5.375% (Sid Peterson Memorial Hospital), 8/15/2035	1,883,020
1,125,000		Mesquite, TX HFDC, Retirement Facility Revenue Bonds (Series 2005), 5.625% (Christian Care Centers, Inc.), 2/15/2035	1,098,079
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Texas--continued
$1,000,000		Mesquite, TX HFDC, Retirement Facility Revenue Bonds, 7.625% (Christian Care Centers, Inc.)/(United States Treasury PRF 2/15/2010@101)/(Original Issue Yield: 7.75%), 2/15/2028	$1,096,730
1,000,000		Mission, TX Economic Development Corp., Solid Waste Disposal Revenue Bonds (Series 2007A), 5.20% (Allied Waste North America, Inc.)/(Original Issue Yield: 5.30%), 4/1/2018	974,560
2,000,000		North Central Texas HFDC, Retirement Facility Revenue Bonds (Series 1999), 7.50% (Northwest Senior Housing Corp. Edgemere Project)/(United States Treasury PRF 11/15/2009@102)/(Original Issue Yield: 7.75%), 11/15/2029	2,190,440
250,000		Port of Corpus Christi, TX IDC, Revenue Refunding Bonds (Series C), 5.40% (Valero Energy Corp.), 4/1/2018	251,765
2,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2006), 6.375% (Doctors Hospital)/(Original Issue Yield: 6.60%), 11/1/2036	1,859,200
900,000		Tarrant County, TX Cultural Education Facilities Finance Corp., Revenue Bonds, Series 2006A, 6.00% (Northwest Senior Housing Corp. Edgemere Project), 11/15/2036	909,216
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.89%), 8/15/2018	998,360
1,000,000		Tarrant County, TX HFDC, Revenue Bonds (Series 1998C), 5.75% (Bethesda Living Center)/(Original Issue Yield: 5.97%), 8/15/2028	977,360
7,500,000		Texas Municipal Gas Acquisition & Supply Corp. I, Senior Lien Gas Supply Revenue Bonds (Series 2006B), 4.287%, 12/15/2026	7,058,475
2,000,000	2.4	Texas State Affordable Housing Corp., MFH Revenue Bonds (Junior Series 2002B), 8.00% (American Housing Foundation)/(Original Issue Yield: 8.365%), 3/1/2032	438,520
1,485,000	[2,4]	Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	190,837
1,000,000		Tom Green County, TX HFDC, 6.75% (Shannon Health System)/(Original Issue Yield: 6.85%), 5/15/2021	1,052,550
535,000		Travis County, TX HFDC, Retirement Facility Revenue Bonds, 5.65% (Querencia at Barton Creek)/(Original Issue Yield: 5.80%), 11/15/2035	509,909
		TOTAL	54,289,191
		Utah--0.6%
1,000,000	[2]	Provo, UT, Charter School Revenue Bonds (Series 2007), 5.50% (Freedom Academy Foundation)/(Original Issue Yield: 5.55%), 6/15/2037	929,580
800,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.55% (American Leadership Academy), 11/15/2026	762,000
1,750,000		Spanish Fork City, UT, Charter School Revenue Bonds (Series 2006), 5.70% (American Leadership Academy), 11/15/2036	1,658,090
		TOTAL	3,349,670
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virginia--2.9%
$675,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.10% (Original Issue Yield: 7.15%), 6/1/2016	$740,516
1,000,000		Broad Street Community Development Authority, VA, Revenue Bonds, 7.50% (Original Issue Yield: 7.625%), 6/1/2033	1,080,560
2,000,000		Henrico County, VA EDA, Residential Care Facility Revenue Refunding Bonds, 6.70% (Virginia United Methodist Homes, Inc.)/(Original Issue Yield: 6.80%), 6/1/2027	2,089,580
1,500,000		Peninsula Port Authority, VA, Residential Care Facility Revenue Bonds (Series 2003A), 7.375% (Virginia Baptist Homes Obligated Group)/(United States Treasury PRF 12/1/2013@100)/(Original Issue Yield: 7.625%), 12/1/2032	1,790,190
1,000,000		Peninsula Town Center Community Development Authority, VA, Special Obligation Bonds (Series 2007), 6.45%, 9/1/2037	1,002,190
7,500,000	[5]	Pocahontas Parkway Association, VA, Toll Road Capital Appreciation Revenue Bonds (Series B) (United States Treasury PRF 8/15/2008@61.238)/(Original Issue Yield: 5.75%), 8/15/2017	4,431,375
16,000,000	[5]	Pocahontas Parkway Association, VA, Toll Road Revenue Bonds (Series 1998B) (United States Treasury PRF 8/15/2008@30.08)/(Original Issue Yield: 5.90%), 8/15/2029	4,643,840
1,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), 5.00% (Original Issue Yield: 5.12%), 6/1/2047	1,079,800
		TOTAL	16,858,051
		Washington--1.3%
1,000,000		Skagit County, WA Public Hospital District No. 1, Refunding Revenue Bonds (Series 2003), 6.00% (Skagit Valley Hospital)/(Original Issue Yield: 6.25%), 12/1/2023	1,041,050
250,000		Skagit County, WA Public Hospital District No. 1, Revenue Bonds (Series 2005), 5.50% (Skagit Valley Hospital), 12/1/2030	246,428
1,625,000		Washington State Housing Finance Commission, Nonprofit Revenue Bonds (Series 2007A), 5.625% (Skyline at First Hill), 1/1/2038	1,555,466
5,000,000		Washington State Housing Finance Commission, SFM Revenue Bonds (2006 Series 5A), 4.90% (GNMA Home Mortgage Program COL), 6/1/2037	4,708,950
		TOTAL	7,551,894
		West Virginia--0.3%
640,000		Ohio County, WV County Commission, Special District Excise Tax Revenue Refunding & Improvement Bonds (Series 2006A), 5.625% (Fort Henry Economic Opportunity Development District), 3/1/2036	601,203
1,000,000		Ohio County, WV County Commission, Tax Increment Revenue Bonds (Series 2005A), 5.625% (Fort Henry Centre Tax Increment Financing District No. 1), 6/1/2034	1,025,570
		TOTAL	1,626,773
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Wisconsin--3.1%
$750,000		Milwaukee, WI Redevelopment Authority, Redevelopment Education Revenue Bonds (Series 2005A), 5.75% (Milwaukee Science Education Consortium, Inc.)/(Original Issue Yield: 5.93%), 8/1/2035	$726,675
2,500,000	[2,3]	Wisconsin Housing & EDA, Residual Interest Trust Receipts (Series 2007-K15), 3.197%, 9/1/2021	2,151,700
1,250,000		Wisconsin State HEFA, Revenue Bonds (Series 1998), 5.70% (United Lutheran Program For The Aging, Inc.)/(Original Issue Yield: 5.778%), 3/1/2028	1,219,763
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.375% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 7.375%), 5/1/2026	1,137,740
880,000		Wisconsin State HEFA, Revenue Bonds (Series 2002A), 7.50% (Divine Savior Healthcare)/(United States Treasury PRF 5/1/2012@100)/(Original Issue Yield: 7.50%), 5/1/2032	1,005,840
1,400,000		Wisconsin State HEFA, Revenue Bonds (Series 2004), 6.125% (Eastcastle Place, Inc.)/(Original Issue Yield: 6.25%), 12/1/2034	1,400,616
750,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.25% (Southwest Health Center)/(Original Issue Yield: 6.32%), 4/1/2034	756,503
1,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2004A), 6.75% (Beaver Dam Community Hospitals, Inc.)/(Original Issue Yield: 6.95%), 8/15/2034	1,061,390
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series 2006A), 5.25% (Wheaton Franciscan HealthCare), 8/15/2031	1,865,840
2,000,000		Wisconsin State HEFA, Revenue Bonds (Series B), 6.75% (Grant Regional Health Center, Inc.)/(Original Issue Yield: 6.90%), 10/1/2022	2,000,560
1,250,000		Wisconsin State HEFA, Revenue Bonds, 5.80% (Beaver Dam Community Hospitals, Inc.), 8/15/2028	1,235,338
500,000		Wisconsin State HEFA, Revenue Bonds, 6.625% (Tomah Memorial Hospital, Inc.)/(Original Issue Yield: 6.875%), 7/1/2028	515,635
1,630,000		Wisconsin State HEFA, Revenue Bonds, 6.00% (Agnesian Healthcare, Inc.)/(Original Issue Yield: 6.15%), 7/1/2030	1,676,374
1,000,000		Wisconsin State HEFA, Revenue Bonds, Series 2006A, 5.375% (Marshfield Clinic, WI), 2/15/2034	966,440
		TOTAL	17,720,414
		Wyoming--0.6%
2,000,000		Sweetwater County, WY, Solid Waste Disposal Refunding Revenue Bonds (Series 2005), 5.60% (FMC Corp.), 12/1/2035	1,969,120
1,500,000		Teton County, WY Hospital District, Hospital Revenue Bonds, 6.75% (St. John's Medical Center)/(Original Issue Yield: 7.00%), 12/1/2027	1,561,965
		TOTAL	3,531,085
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $566,221,411)	563,820,607
Principal Amount			Value
		SHORT-TERM MUNICIPALS--2.2% [8]
		California--0.4%
$2,400,000		California PCFA, Solid Waste Disposal Revenue Bonds Weekly VRDNs (Republic Services, Inc.), 4.300%, 9/6/2007	$2,400,000
		Massachusetts--0.2%
1,000,000		Commonwealth of Massachusetts, Central Artery/Ted Williams Tunnel Infrastructure Loan Act of 2000 Daily VRDNs (State Street Bank and Trust Co. LIQ), 3.930%, 9/4/2007	1,000,000
		New York--0.5%
1,300,000		New York City, NY Municipal Water Finance Authority, (Fiscal 1993 Series C) Daily VRDNs (FGIC INS)/(DePfa Bank PLC LIQ), 3.880%, 9/4/2007	1,300,000
1,400,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (CALPERS (California Public Employees Retirement System) LOC), 3.870%, 9/4/2007	1,400,000
		TOTAL	2,700,000
		Oklahoma--0.5%
2,700,000		Tulsa County, OK Industrial Authority, (Series 2002A) Daily VRDNs (Montereau in Warren Woods)/(BNP Paribas SA LOC), 3.940%, 9/4/2007	2,700,000
		Pennsylvania--0.3%
2,100,000		Beaver County, PA IDA, (Series 2006-A) Daily VRDNs (FirstEnergy Nuclear Generation Corp.)/(Barclays Bank PLC LOC), 3.990%, 9/4/2007	2,100,000
		Tennessee--0.3%
1,950,000		Blount County, TN Public Building Authority, (Series 2006D-8-A) Daily VRDNs (Blount County, TN)/(XL Capital Assurance Inc. INS)/(DePfa Bank PLC LIQ), 4.000%, 9/4/2007	1,950,000
		TOTAL SHORT-TERM MUNICIPALS (AMORTIZED COST $12,850,000)	12,850,000
Principal Amount			Value
		OTHER--1.3%
1,500,000	[2,3]	Charter Mac Equity Issuer Trust, Pfd., 7.60%, 11/30/2010	1,622,595
2,000,000	[2,3]	Muni Mae TE Bond Subsidiary LLC, Pfd., 7.75%, 6/30/2050	2,167,600
4,000,000	[2]	Non-Profit Preferred Funding Trust I, Partnership, Structured Tax-Exempt Pass-Through, Junior Certificates (Class E), 9/15/2037	3,840,520
		TOTAL OTHER (IDENTIFIED COST $7,489,000)	7,630,715
		TOTAL INVESTMENTS--101.1% (IDENTIFIED COST $586,560,411) [9]	584,301,322
		OTHER ASSETS AND LIABILITIES - NET--(1.1)%	(6,355,298)
		TOTAL NET ASSETS--100%	$577,946,024

Securities that are subject to the federal alternative minimum tax (AMT) represent 18.0% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).

Note that the Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor Fund). The Predecessor Fund was reorganized into the Fund as of the close of business on November 10, 2006. Prior to the reorganization, the Fund had no investment operations. Please see the Fund's Prospectus and Statement of Additional Information for further information regarding the reorganization and the Predecessor Fund.

1 Underlying security in inverse floater structure. (See Notes to Financial Statements, Note 2.)

2 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $81,585,450, which represented 14.1% of total net assets.

3 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the "Trustees"). At August 31, 2007, these liquid restricted securities amounted to $43,104,304, which represented 7.5% of total net assets.

4 Non-income producing.

5 Zero coupon bond.

6 Partial payment received on scheduled semi-annual interest payment on July 1, 2007.

7 Subsequent to August 31, 2007, the obligor filed for bankruptcy. Future interest payments may not be fulfilled.

8 Current rate and next reset date shown for Variable Rate Demand Notes.

9 The cost of investments for federal tax purposes amounts to $580,577,632.

At August 31, 2007, the Fund had the following open swap/rate lock contract:

Counterparty	Pay	Receive	Expiration Date	Notional Amount	Unrealized Depreciation
JPMorgan	4.18%	10 year MMD Rate	9/17/2007	$7,000,000	$(117,040)

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
BANs	--Bond Anticipation Notes
COL	--Collateralized
DRIVERs	--Derivative Inverse Tax-Exempt Receipts
EDA	--Economic Development Authority
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDB	--Industrial Development Bond
IDC	--Industrial Development Corporation
IDFA	--Industrial Development Finance Authority
IDRB	--Industrial Development Revenue Bond
INS	--Insured
LIQ	--Liquidity Agreement
LO	--Limited Obligation`
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multi-Family Housing
MMD	--Municipal Market Data
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PCFA	--Pollution Control Finance Authority
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Total investments in securities, at value (identified cost $586,560,411)		$584,301,322
Cash		113,050
Income receivable		8,865,087
Receivable for investments sold		1,185,675
Receivable for shares sold		650,438
TOTAL ASSETS		595,115,572
Liabilities:
Payable for investments purchased	$9,409,694
Payable for floating rate certificate securities (Note 2)	6,420,000
Payable for shares redeemed	888,013
Payable for Directors'/Trustees' fees	10,208
Payable for distribution services fee (Note 5)	88,783
Payable for shareholder services fee (Note 5)	122,909
Net payable for swap contracts	117,040
Accrued expenses	112,901
TOTAL LIABILITIES		17,169,548
Net assets for 60,351,135 shares outstanding		$577,946,024
Net Assets Consist of:
Paid-in capital		$626,485,317
Net unrealized depreciation of investments		(2,376,129)
Accumulated net realized loss on investments, futures contracts and swap contracts		(47,225,326)
Undistributed net investment income		1,062,162
TOTAL NET ASSETS		$577,946,024

Statement of Assets and Liabilities - continued

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($231,816,970 ÷ 24,204,242 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.58
Offering price per share (100/95.50 of $9.58) [1]	$10.03
Redemption proceeds per share	$9.58
Class B Shares:
Net asset value per share ($80,956,758 ÷ 8,457,652 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.57
Offering price per share	$9.57
Redemption proceeds per share (94.50/100 of $9.57) [1]	$9.04
Class C Shares:
Net asset value per share ($56,448,469 ÷ 5,896,371 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.57
Offering price per share	$9.57
Redemption proceeds per share (99.00/100 of $9.57) [1]	$9.47
Class F Shares:
Net asset value per share ($208,723,827 ÷ 21,792,870 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$9.58
Offering price per share (100/99.00 of $9.58) [1]	$9.68
Redemption proceeds per share (99.00/100 of $9.58) [1]	$9.48

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2007

Investment Income:
Interest			$36,716,988
Expenses:
Investment adviser fee (Note 5)		$3,546,775
Administrative personnel and services fee (Note 5)		468,460
Custodian fees		26,136
Transfer and dividend disbursing agent fees and expenses		342,654
Directors'/Trustees' fees		17,665
Auditing fees		22,419
Legal fees		14,202
Portfolio accounting fees		184,658
Distribution services fee--Class B Shares (Note 5)		716,736
Distribution services fee--Class C Shares (Note 5)		425,171
Shareholder services fee--Class A Shares (Note 5)		582,719
Shareholder services fee--Class B Shares (Note 5)		238,912
Shareholder services fee--Class C Shares (Note 5)		138,644
Shareholder services fee--Class F Shares (Note 5)		487,680
Account administration fee - Class A Shares		1,218
Account administration fee - Class C Shares		39
Share registration costs		57,829
Printing and postage		167,682
Insurance premiums		8,961
Taxes		17,254
Interest and trust expenses (Note 2)		2,195,663
Miscellaneous		15,184
TOTAL EXPENSES		9,676,661
Waivers (Note 5):
Waiver of investment adviser fee	$(1,689,323)
Waiver of administrative personnel and services fee	(18,021)
TOTAL WAIVERS		(1,707,344)
Net expenses			7,969,317
Net investment income			28,747,671
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swaps Contracts:
Net realized gain on investments			3,542,385
Net realized gain on futures contracts			641,785
Net realized gain on swap contracts			324,372
Net change in unrealized appreciation of investments			(31,606,174)
Net change in unrealized depreciation of swap contracts			(117,040)
Net realized and unrealized loss on investments, futures contracts and swap contracts			(27,214,672)
Change in net assets resulting from operations			$1,532,999

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$28,747,671	$26,184,679
Net realized gain (loss) on investments, futures contracts and swap contracts	4,508,542	(1,365,726)
Net change in unrealized appreciation/depreciation of investments, futures contracts and swap contracts	(31,723,214)	(183,393)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,532,999	24,635,560
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(11,873,059)	(10,457,499)
Class B Shares	(4,044,160)	(4,783,609)
Class C Shares	(2,391,086)	(2,004,306)
Class F Shares	(9,934,300)	(8,876,442)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(28,242,605)	(26,121,856)
Share Transactions:
Proceeds from sale of shares	116,322,957	130,837,287
Net asset value of shares issued to shareholders in payment of distributions declared	19,644,326	17,611,290
Cost of shares redeemed	(112,162,339)	(100,681,549)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	23,804,944	47,767,028
Change in net assets	(2,904,662)	46,280,732
Net Assets:
Beginning of period	580,850,686	534,569,954
End of period (including undistributed net investment income of $1,062,162 and $420,186, respectively)	$577,946,024	$580,850,686

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2007

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Municipal High Yield Advantage Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide a high level of current income which is generally exempt from federal regular income tax. Interest income from the Fund's investments may be subject to the federal alternative minimum tax for individuals and corporations and state and local taxes.

The Fund is the successor to the Federated Municipal High Yield Advantage Fund, Inc. (the "Predecessor Fund") pursuant to a reorganization on November 10, 2006. Prior to the date of the reorganization, the Fund did not have any investment operations. On the date of the reorganization, November 10, 2006, the Predecessor Fund's assets (inclusive of liabilities recorded on the Predecessor Fund's records) were transferred into the Fund and the Predecessor Fund was dissolved on or within a short period of time after the date of the reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV); and
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Trustees may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution, shareholder services and account administration fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Other Taxes

Prior to the reorganization which occurred on November 10, 2006, as an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund was subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year. Subsequent to the reorganization as a portfolio of the Trust, the Fund is no longer subject to the tax.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap and Interest Rate Lock Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, and other swap agreements.

Interest rate swap agreements generally involve the agreement by the Fund to pay a counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net payable or receivable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations. For the year ended August 31, 2007, the Fund had net realized gains on swap contracts of $324,372.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust, which is transferred to the Fund, and is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At August 31, 2007, Fund investments with a value of $13,432,309 are held by the trust and serve as collateral for the $6,420,000 in floating rate certificate securities outstanding at that date. The Fund recorded interest and trust expenses of $2,195,663 for these investments for the year ended August 31, 2007.

While these inverse floaters structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically sell financial futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into financial futures contracts with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended August 31, 2007, the Fund had net realized gains on futures contracts of $641,785.

At August 31, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$1,974,901
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2002B), 5.00% (Waste Management, Inc.), 7/1/2027	6/24/2005	$1,000,000
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005A-2), 5.40% (Waste Management, Inc.), 4/1/2025	3/30/2005	$1,000,000
California PCFA, Solid Waste Disposal Revenue Bonds (Series 2005C), 5.125% (Waste Management, Inc.), 11/1/2023	10/28/2005	$2,000,000
California Statewide Communities Development Authority, MFH Revenue Bonds (Series 1999X), 6.65% (Magnolia City Lights Project), 7/1/2039	1/1/2007	$1,270,000
California Statewide Communities Development Authority, Revenue Bonds, 6.625% (Tehiyah Day School), 11/1/2031	10/5/2006	$980,000
Capital Trust Agency, FL, Revenue Bonds (Series 2003A), 8.95% (Seminole Tribe of Florida Convention and Resort Hotel Facilities)/(U.S. Treasury PRF 10/1/2012 @102), 10/1/2033	5/9/2003	$1,000,000
Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds (Series 2005A) (Original Issue Yield: 6.50%), 5/15/2050	10/2/2007	$621,390
Cow Creek Band of Umpqua Tribe of Indians, Tax-Exempt Tax Revenue Bonds (Series 2006 C), 5.625%, 10/1/2026	6/9/2006	$1,000,000
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004A), 7.00% (Las Ventanas Retirement Community)/(Original Issue Yield: 7.125%), 11/15/2034	10/2/2007	$1,280,455
Director of the State of Nevada Department of Business and Industry, Revenue Bonds (Series 2004B), 6.75% (Las Ventanas Retirement Community)/(Original Issue Yield: 6.875%), 11/15/2023	10/2/2007	$987,829
Security	Acquisition Date	Acquisition Cost
Harrisburg, PA Authority, University Revenue Bonds (Series 2006B), 6.00% (Harrisburg University of Science & Technology), 9/1/2036	12/15/2006	$2,000,000
Kansas City, MO IDA, MFH Revenue Bonds, 6.90% (Woodbridge Apartments Project), 8/1/2030	7/27/1999	$2,445,000
Louisiana Public Facilities Authority Hospital Revenue, Revenue Bonds, 8.625% (Lake Charles Memorial Hospital)/(Original Issue Yield: 8.75%), 12/1/2030	11/4/2002	$1,953,424
Maryland State IDFA, EDRBs(Series 2005A), 6.00% (Our Lady of Good Counsel High School), 5/1/2035	7/8/2005	$500,000
Miami Beach, FL Health Facilities Authority, Refunding Revenue Bonds, 6.75% (Mt. Sinai Medical Center, FL)/(Original Issue Yield: 7.05%), 11/15/2029	10/2/2007	$676,612
New York City, NY, IDA, Liberty Revenue Bonds (Series A), 6.50% (7 World Trade Center LLC), 3/1/2035	1/3/2006	$6,000,000
New York City, NY, IDA, Liberty Revenue Bonds (Series B), 6.75% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$2,000,000
New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	8/7/2006	$1,700,000
Non-Profit Preferred Funding Trust I, Partnership, Structured Tax-Exempt Pass-Through, Junior Certificates (Class E), 9/15/2037	10/26/2006 - 2/16/2007	$3,989,000
Palm Beach County, FL, Tax-Exempt Revenue Bonds (Series 2005A), 6.75% (G-Star School of the Arts for Motion Pictures and Broadcasting Charter School), 5/15/2035	12/5/2005	$2,000,000
Provo, UT, Charter School Revenue Bonds (Series 2007), 5.50% (Freedom Academy Foundation)/(Original Issue Yield: 5.55%), 6/15/2037	3/29/2007	$1,000,000
Texas State Affordable Housing Corp., MFH Revenue Bonds (Series 2001B), 7.25% (NHT/GTEX Project), 10/1/2031	10/9/2001	$1,485,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended August 31	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	5,059,509	$50,694,899	7,503,623	$74,337,110
Shares issued to shareholders in payment of distributions declared	902,579	9,024,064	801,661	7,919,370
Shares redeemed	(5,240,728)	(52,305,979)	(4,107,724)	(40,663,903)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	721,360	$7,412,984	4,197,560	$41,592,577

Year Ended August 31	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	568,305	$5,694,215	1,248,186	$12,353,838
Shares issued to shareholders in payment of distributions declared	256,073	2,561,478	298,200	2,946,089
Shares redeemed	(2,967,172)	(29,669,838)	(2,977,064)	(29,456,736)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(2,142,794)	$(21,414,145)	(1,430,678)	$(14,156,809)

Year Ended August 31	2007		2006
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	1,572,748	$15,744,034	2,018,908	$19,982,931
Shares issued to shareholders in payment of distributions declared	156,563	1,565,025	135,794	1,341,438
Shares redeemed	(1,113,526)	(11,125,921)	(1,094,868)	(10,837,576)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	615,785	$6,183,138	1,059,834	$10,486,793

Year Ended August 31	2007		2006
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	4,419,521	$44,189,809	2,441,426	$24,163,408
Shares issued to shareholders in payment of distributions declared	649,760	6,493,759	547,068	5,404,393
Shares redeemed	(1,911,057)	(19,060,601)	(1,993,129)	(19,723,334)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	3,158,224	$31,622,967	995,365	$9,844,467
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	2,352,575	$23,804,944	4,822,081	$47,767,028

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for defaulted security interest, partnership adjustments, secondary inverse floater structures, regulatory settlement proceeds and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income	Accumulated Net Realized Loss
$(4,007)	$136,910	$(132,903)

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$28,242,605	$26,121,856

As of August 31 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$1,062,162
Net unrealized depreciation	$(2,813,349)
Capital loss carryforwards	$(46,788,106)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for the deferral of losses on wash sales, defaulted security interest, partnership adjustments, and discount accretion/premium amortization on debt securities.

At August 31, 2007, the cost of investments for federal tax purposes was $580,577,632. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from swap contracts was $2,696,310. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,874,912 and net unrealized depreciation from investments for those securities having an excess of cost over value of $23,571,222.

At August 31, 2007, the Fund had a capital loss carryforward of $46,788,106 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$20,331,035
2009	$ 4,968,940
2010	$ 3,907,651
2011	$ 5,101,855
2012	$ 3,341,471
2013	$ 7,976,021
2014	$ 1,161,133

The Fund used capital loss carryforwards of $3,928,188 to offset taxable capital gains realized during the year ended August 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2007, the Adviser waived $1,689,323 of its fee.

Pursuant to a settlement with the New York Attorney General, the Adviser has agreed to waive investment adviser fees in compliance with an Assurance of Discontinuance dated November 17, 2005. The net investment adviser fee was reduced to 0.3233% effective January 1, 2006 and may not be increased until after December 31, 2010.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended August 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $18,021 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%
Class C Shares	0.75%
Class F Shares	0.25%

For the year ended August 31, 2007, FSC retained $148,916 fees paid by the Fund. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2007, the Fund's Class A Shares and Class F Shares did not incur a distribution services fee.

Sales Charges

For the year ended August 31, 2007, FSC retained $90,412 in sales charges from the sale of Class A Shares. FSC also retained $2,266 of contingent deferred sales charges relating to redemptions of Class A Shares, $5,441 relating to redemptions of Class C Shares and $13,814 relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Financial intermediaries may include a company affiliated with management of Federated Investors, Inc. For the year ended August 31, 2007, FSSC did not receive any fees paid by the Fund. A financial intermediary affiliated with management of Federated Investors, Inc. received $736 of Service Fees for the year ended August 31, 2007.

Interfund Transactions

During the year ended August 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $177,074,521 and $209,589,120, respectively.

Expense Limitation

The Adviser and its affiliates (FAS, FSC and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee, but excluding interest and trust expenses (referenced in Note 2)) paid by the Fund's Class A Shares, Class B Shares, Class C Shares and Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.7949%, 1.5449%, 1.5449% and 0.7949%, respectively, for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT RISK

Although the Fund has a diversified portfolio, the Fund has 41.6% of its portfolio invested in lower rated and comparible quality unrated high-yield securities. Investments in higher yield securities may be subject to a greater degree of credit risk and the risk tends to be more sensitive to economic conditions than higher rated secutities. The risk of loss due to default by the issuer may be significatly greater for the holders of high yielding securities because such securities are generally unsecured and often subordinated to other creditors of the issuer.

7. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2007, were as follows:

Purchases	$294,563,648
Sales	$344,762,377

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Meeting of Shareholders

As of the close of business on November 10, 2006, the Federated Municipal High Yield Advantage Fund, Inc. (Predecessor fund) was reorganized into the fund. The fund is a series of Federated Municipal Securities Income Trust, and is the successor to the Predecessor fund. Prior to the reorganization, the fund had no investment operations.

A Special Meeting of shareholders of the Predecessor fund was held on November 10, 2006. On August 22, 2006, the record date for shareholders voting at the meeting, there were 57,533,723 total outstanding shares. The following items were considered by shareholders and the results of their voting are listed below. Unless otherwise noted, each matter was approved.

To approve or disapprove a proposed Agreement and Plan of Reorganization between the fund and Federated Municipal Securities Income Trust, on behalf of its series, the Federated Municipal High Yield Advantage Fund (the "Reorganized Fund").

To transact such other business as may properly come before the meeting or any adjournment thereof.

For	Against	Abstentions and Broker Non-Votes	Withheld Authority to Vote	Items Not Approved
27,379,089	775,089	1,395,024	None	None

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND:

We have audited the accompanying statement of assets and liabilities of Federated Municipal High Yield Advantage Fund (the "Fund") (one of the portfolios constituting Federated Municipal Securities Income Trust), including the portfolio of investments, as of August 31, 2007, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2007, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from the brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Municipal High Yield Advantage Fund, a portfolio of Federated Municipal Securities Income Trust, at August 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Ernst & Young LLP

Boston, Massachusetts
October 18, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 48 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated) Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 2006	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Mary Jo Ochson has been the Fund's Portfolio Manager since May 1996. Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : J. Scott Albrecht is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Senior Vice President of the Fund's Adviser since 2005. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED MUNICIPAL HIGH YIELD ADVANTAGE FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services.The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For the periods ending December 31, 2006, the Fund's performance for the one year period was at the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three year period. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. In this regard, it was noted that the Adviser has agreed to a reduction of approximately 27 basis points in the Fund's advisory fee at least through December 31, 2010.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated Municipal High Yield Advantage Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923864
Cusip 313923856
Cusip 313923849
Cusip 313923831

G01091-01 (10/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated New York Municipal Income Fund

Established 1992

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2007

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007		2006	[1]	2005	2004	2003
Net Asset Value, Beginning of Period	$10.73		$10.83		$10.65	$10.44	$10.59
Income From Investment Operations:
Net investment income	0.44		0.45		0.45	0.46	0.44
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.37)		(0.10)		0.18	0.21	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.07		0.35		0.63	0.67	0.29
Less Distributions:
Distributions from net investment income	(0.44)		(0.45)		(0.45)	(0.46)	(0.44)
Net Asset Value, End of Period	$10.36		$10.73		$10.83	$10.65	$10.44
Total Return [2]	0.57%		3.30	% [3]	6.03%	6.51%	2.81%

Ratios to Average Net Assets:
Net expenses	0.80	% [4]	0.70%		0.60%	0.61%	0.76%
Net investment income	4.09%		4.19%		4.19%	4.31%	4.19%
Expense waiver/reimbursement [5]	0.85%		1.06%		1.08%	1.07%	1.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$36,867		$26,962		$26,307	$27,600	$26,273
Portfolio turnover	21%		37%		20%	15%	8%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 During the period, the Fund's Class A Shares were reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return. See Notes to Financial Statements (Note 5).

4 Includes 0.04% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007		2006 [1]	2005	2004	2003	[2]
Net Asset Value, Beginning of Period	$10.73		$10.83	$10.65	$10.44	$10.65
Income From Investment Operations:
Net investment income	0.36		0.36	0.37	0.38	0.36
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.37)		(0.10)	0.18	0.21	(0.21)
TOTAL FROM INVESTMENT OPERATIONS	(0.01)		0.26	0.55	0.59	0.15
Less Distributions:
Distributions from net investment income	(0.36)		(0.36)	(0.37)	(0.38)	(0.36)
Net Asset Value, End of Period	$10.36		$10.73	$10.83	$10.65	$10.44
Total Return [3]	(0.19)%		2.47%	5.21%	5.72%	1.42%

Ratios to Average Net Assets:
Net expenses	1.56	% [4]	1.51%	1.37%	1.36%	1.51	% [5]
Net investment income	3.33%		3.38%	3.42%	3.56%	3.36	% [5]
Expense waiver/reimbursement [6]	0.60%		0.78%	0.83%	0.82%	0.91	% [5]
Supplemental Data:
Net assets, end of period (000 omitted)	$15,951		$19,512	$22,304	$21,802	$19,000
Portfolio turnover	21%		37%	20%	15%	8%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Reflects operations for the period from September 5, 2002 (date of initial public investment) to August 31, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 Includes 0.04% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 973.80	$3.83
Class B Shares	$1,000	$ 970.10	$7.55
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.32	$3.92
Class B Shares	$1,000	$ 1,017.54	$7.73

1 Expenses are equal to the Fund's annualized net expense ratios multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.77%
Class B Shares	1.52%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 0.57% for the fund's Class A Shares and (0.19)% for the fund's Class B Shares. The total return of the Lehman Brothers New York Municipal Bond Index, the fund's benchmark index ("LBNYMB") was 2.45% during the 12-month reporting period. 1 The fund's total return reflected actual cash flows, transactions costs and other expenses which were not reflected in the total return of the LBNYMB.

The fund's investment strategy focused on: (a) the effective duration 2 of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); 3 (b) the allocation of the portfolio among securities of similar issuers (referred to as "sectors"); and (c) the credit ratings of portfolio securities (which indicates the risk that securities will default). These were the most significant factors affecting the fund's performance relative to the LBNYMB.

The following discussion will focus on the performance of the fund's Class A Shares. The 0.57% total return of the Class A Shares, based on net asset value, for the reporting period consisted of 4.02% of tax-exempt dividends, and (3.45)% depreciation in the net asset value of the shares. 4

1 The LBNYMB is an unmanaged index comprising investment-grade, tax-exempt, and fixed-rate bonds issued in the state of New York; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million. The LBNYMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The LBNYMB is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 Income may be subject to the federal alternative minimum tax.

MARKET OVERVIEW

The 12-month reporting period appeared to be volatile with distinct periods of differing market conditions. The first three quarters of the reporting period reflected moderate economic growth, sustained inflation pressures as the global economy continued to indicate strength, and high levels of resource utilization. As a result, the Federal Reserve Board (the "Fed") maintained the Federal Funds Target Rate at 5.25% and maintained an inflation risk bias. This led to a trend of moderately higher interest rates and an environment in which tax-exempt municipal credit spreads continued to tighten (i.e., the yield difference between "AAA" rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity decreased). However, toward the end of the 12-month reporting period conditions in the market for subprime mortgages and related instruments, including segments of the asset-backed commercial paper market, appeared to deteriorate sharply. This led to continued volatile financial market conditions and an increased investor preference for more risk averse assets, as well as revised expectations concerning the Fed's policy.

Long-term interest rates (based on the 10-year Treasury security), peaked at 5.30% in June of 2007 and declined to a low of 4.43% at the end of the 12-month reporting period. Interest rates showed some volatility as the tax-exempt bond market appeared to attempt to determine the extent of the impact of the U.S. economy and the Fed's intentions concerning short-term interest rates. During the 12-month reporting period, the housing sector continued to remain a drag on economic growth and continued to represent a significant downside risk to the economy.

During the 12-month reporting period, the tax-exempt municipal bond market was not immune from the events in the housing and mortgage markets. A significant reprising of credit risk and drying up of liquidity resulted in a widening of tax-exempt municipal credit spreads and the tax-exempt municipal yield curve becoming steeper; long-term interest rates rose more than short-term interest rates. The tax-exempt municipal yield curve becoming steeper means that securities provided higher incremental income or yield as maturities became longer.

Because of the high tax rate on unearned income and the large concentration of wealth within the state, the demand for New York tax-exempt bonds remained strong. New York State was upgraded by the credit rating agencies as a result of additional revenue growth and improvements in the regional economy. The positive impact of the finance, real estate and insurance sectors helped to stabilize the state's budget outlook. New York City has benefited from the resurgence of Wall Street and the stable real estate market that has existed over the reporting period and was also upgraded by the credit rating agencies.

DURATION

As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 5.8 years. Duration management remained a significant component of the fund's investment strategy; however, as a result of the credit and liquidity driven market events during the 12-month reporting period, duration was not as significant a contributor to fund performance as credit quality and sector selection. The shorter a fund's duration relative to an index, the less its net asset value will react as interest rates change. The fund adjusted duration relative to the LBNYMB, its benchmark index, several times over the 12-month reporting period to seek to take advantage of expectations concerning short-term interest rate movements. The fund attempted to maintain duration close to the duration of the LBNYMB and the fund's peer groups, as interest rates were volatile during the 12-month reporting period. Overall, the fund's duration positioning had a negative impact on performance due to the fund's duration being longer than the LBNYMB as interest rates rose during the second half of the reporting period. The fund also used forward settling swap contracts to adjust portfolio duration during the reporting period which provided negative excess return and negatively impacted the fund's performance.

SECTOR

During the 12-month reporting period, the fund allocated more of its portfolio to securities issued by hospitals, industrial development projects, and higher education institutions. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states, and school districts and pre-refunded bonds. These allocations hurt the fund's performance due to the widening of credit spreads within these sectors and the demand by investors for the higher relative quality of pre-refunded and general obligation bonds. The fund did have a lower allocation to tobacco and airline-related bonds both of which performed poorly over the period and this contributed positively to performance. The municipal bond insurance companies that had insured mortgage-backed related securities also experienced credit weakening as the housing market deteriorated during the reporting period. This had a negative price impact on tax-exempt municipal bonds owned by the fund that are insured by municipal bond insurers such as Radian Assurance and American Capital Access.

CREDIT QUALITY

Although there was no appreciable change in fundamental credit quality of the fund's investments during the 12-month reporting period, both the desire for more risk averse investments by investors, and the negative impact on market liquidity, resulted in underperformance of bonds rated "BBB" relative to bonds rated in the higher rating categories. With the increase in credit spreads in the second half of the reporting period, and the widening of credit spreads to a greater extent for "BBB" rated (or comparable quality) debt, the fund's overweight, relative to the LBNYMB, in "BBB" rated debt during the reporting period negatively impacted the fund's performance as the yield on "BBB" rated debt increased to a greater extent than that for other investment-grade securities. 5

5 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated New York Municipal Income Fund (Class A Shares) (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers New York Municipal Bond Index (LBNYMB) 2 and the Lipper New York Municipal Debt Funds Average (LNYMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2007
1 Year	(3.99)%
5 Years	2.87%
10 Years	3.93%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBNYMB and LNYMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

2 The LBNYMB is an unmanaged index comprising investment-grade, tax-exempt, and fixed-rate bonds issued in the state of New York; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million. The LBNYMB is not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The LBNYMB, is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LNYMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated New York Municipal Income Fund (Class B Shares) (the "Fund") from September 5, 2002 (start of performance) to August 31, 2007, compared to the Lehman Brothers New York Municipal Bond Index (LBNYMB) 2 and the Lipper New York Municipal Debt Funds Average (LNYMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2007
1 Year	(5.50)%
Start of Performance (9/5/2002)	2.56%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBNYMB and LNYMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. The index is unmanaged and, unlike the Fund, is not affected by cashflows. It is not possible to invest directly in an index or average.

2 The LBNYMB is an unmanaged index comprising investment-grade, tax-exempt, and fixed-rate bonds issued in the state of New York; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million. The LBNYMB is not adjusted to reflect sales charges, expenses and other fees that the SEC requires to be reflected in the fund's performance. The LBNYMB is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LNYMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling in the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At August 31, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	44.9%
Education	12.8%
Hospital	9.9%
Refunded	8.7%
Transportation	3.7%
General Obligation--State	3.4%
Senior Care	3.3%
Industrial Development Bond/Pollution Control Revenue	2.6%
Public Power	1.9%
Tobacco	1.9%
Other [2]	7.3%
Other Assets and Liabilities--Net [3]	(0.4)%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 93.1% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2007

Principal Amount			Value
		MUNICIPAL BONDS--98.3%
		New York--90.4%
$500,000		Albany County, NY IDA, IDRBs (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024	$503,385
500,000		Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School of Union University)/(Original Issue Yield: 5.83%), 10/1/2030 (PRF 10/1/2010@100)	519,830
500,000		Albany, NY IDA, Tax-Exempt Civic Facility Revenue Bonds (Series 2007A), 5.00% (Albany Law School of Union University)/(Original Issue Yield: 5.05%), 7/1/2031	473,970
375,000		Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.20% (Beechwood Health Care Center, Inc.), 1/1/2040	328,519
500,000		Amherst, NY IDA, Civic Facillity Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025	532,325
500,000		Broome County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 5.00% (University Plaza-Phase II)/(American Capital Access INS)/(Original Issue Yield: 5.05%), 8/1/2025	478,855
400,000		Cattaraugus County, NY IDA, Civic Facility Revenue Bonds, 5.10% (St. Bonaventure University), 5/1/2031	372,928
285,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	308,284
785,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	795,244
500,000		East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility LLC)/(GTD by GNMA), 12/20/2022	522,945
335,000		East Rochester, NY Housing Authority, Senior Living Revenue Bonds (Series 2006), 5.50% (Woodland Village, Inc.), 8/1/2033	312,890
200,000		Essex County, NY IDA, Enviromental Improvement Revenue Bonds (Series 2006A), 4.60% (International Paper Co.), 12/1/2030	169,240
500,000		Essex County, NY IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 5.20% (International Paper Co.), 12/1/2023	489,650
750,000		Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	738,397
500,000		Hempstead (town), NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/ (Original Issue Yield: 5.10%), 7/1/2033	499,245
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$220,000		Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA INS), 7/1/2023	$236,689
500,000		Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	501,370
1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2006B), 5.00%, 12/1/2035	1,006,970
1,000,000		Long Island Power Authority, NY, Revenue Bonds (Series 2004A), 5.00% (AMBAC INS)/ (Original Issue Yield: 5.10%), 9/1/2034	1,018,080
500,000		Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	513,445
320,000		Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2005A), 5.00% (Morrisville State College Foundation)/(CDC IXIS Financial Guaranty N.A. INS), 6/1/2028	328,880
250,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 1998A), 5.00% (MTA Dedicated Tax Fund)/(United States Treasury PRF 10/1/2015@100)/(Original Issue Yield: 5.22%), 4/1/2023	268,902
500,000		Metropolitan Transportation Authority, NY, Revenue Bonds (Series 2006A), 5.00% (MTA Transportation Revenue), 11/15/2035	505,110
500,000		Middletown, NY Housing Authority, MFH Revenue Bonds (Series 2006), 4.80% (Summitfield & Moore Heights Apartments)/(GTD by FNMA), 7/1/2039	463,160
500,000		Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/ (Radian Asset Assurance INS)/(Original Issue Yield: 5.25%), 6/1/2026	503,905
500,000		Monroe County, NY IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/ (MBIA Insurance Corp. INS), 10/1/2021	528,945
510,000		Monroe County, NY IDA, Student Housing Revenue Bonds (Series A), 5.375% (Rochester, NY Institute of Technology)/(Original Issue Yield: 5.46%), 4/1/2029	508,363
140,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/ (Original Issue Yield: 5.92%), 11/1/2011	145,664
500,000		Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(GTD by KeySpan Corp.), 6/1/2027	504,650
500,000		New York City, NY IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	500,800
250,000		New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/ (AMBAC INS), 7/1/2017	264,048
390,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	393,256
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$300,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023	$300,042
200,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	202,840
400,000	[1]	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	417,988
250,000		New York City, NY IDA, Refunding & Improvement Civic Facility Revenue Bonds (Series 2006A), 5.25% (Mt. St. Vincent College, NY)/(Radian Asset Assurance INS), 6/1/2036	250,148
500,000		New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	489,045
500,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	454,515
300,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	313,842
500,000		New York City, NY Municipal Water Finance Authority, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	506,845
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25% (AMBAC INS), 8/1/2022	525,350
20,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50% (United States Treasury PRF 6/1/2013@100), 6/1/2023	21,805
55,000		New York City, NY, UT GO Bonds (Fiscal 2003 Series J), 5.50%, 6/1/2023	57,983
500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025	520,655
515,000		New York City, NY, UT GO Bonds (Series 2002C), 5.50% (United States Treasury PRF 3/15/2012@100), 3/15/2015	554,511
500,000		New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033	505,795
700,000		New York Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	730,555
300,000	[1]	New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	303,756
500,000		New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(United States Treasury PRF 5/15/2012@101), 5/15/2021	536,330
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue Bonds (Series 2007), 5.25% (New York Presbyterian Hospital)/ (FSA INS), 2/15/2031	$517,645
500,000		New York State Dormitory Authority, FHA-Insured Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(MBIA Insurance Corp. INS), 8/1/2041	543,770
1,000,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Radian Asset Assurance INS), 7/1/2020	1,048,270
500,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 2005), 5.125% (Providence Rest Home)/(American Capital Access INS), 7/1/2030	479,510
500,000		New York State Dormitory Authority, Lease Revenue Bonds (Series 2006A), 5.00% (State University of New York)/(MBIA Insurance Corp. INS), 7/1/2031	513,985
665,000	[1,2]	New York State Dormitory Authority, Municipal Securities Trust Certificates (Series 7041), 4.539% (New York Hospital Medical Center of Queens)/ (FHA INS), 8/15/2037	637,429
2,000,000		New York State Dormitory Authority, Pooled Loan Program Insured Revenue Bonds (Series 2005A), 5.00% (Cerebral Palsy Associations of New York State)/(Assured Guaranty Corp. INS), 7/1/2034	2,032,120
750,000		New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022	771,330
500,000		New York State Dormitory Authority, Revenue Bonds (Series 1998), 5.50% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2023	556,155
200,000		New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(FGIC INS), 7/1/2022	204,812
300,000		New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(United States Treasury PRF 7/1/2012@100), 7/1/2022	318,054
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence)/ (Allied Irish Banks PLC LOC), 7/1/2022	767,460
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(United States Treasury PRF 5/1/2013@100)/(Original Issue Yield: 5.48%), 5/1/2023	270,155
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2018	517,845
750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	756,638
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist Hospital), 7/1/2024	$514,410
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester, NY), 7/1/2024	260,163
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2025	494,655
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	504,295
1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2005F), 5.00% (New York State Personal Income Tax Revenue Bond Fund)/(AMBAC INS), 3/15/2025	1,032,290
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2006), 5.00% (Memorial Sloan-Kettering Cancer Center), 7/1/2035	508,180
250,000		New York State Dormitory Authority, Revenue Bonds (Series 2007A), 5.00% (NYU Hospitals Center), 7/1/2036	225,353
500,000		New York State Dormitory Authority, Revenue Bonds (Series 2007A), 5.00% (North Shore-Long Island Jewish Obligated Group), 5/1/2037	482,000
250,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.00% (NYU Hospitals Center), 7/1/2026	234,320
250,000		New York State Dormitory Authority, Revenue Bonds (Series A), 5.625% (City University of New York)/(Original Issue Yield: 5.95%), 7/1/2016	273,160
250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020	251,238
500,000		New York State Dormitory Authority, Revenue Bonds, 5.10% (Catholic Health Services of Long Island)/(Original Issue Yield: 5.19%), 7/1/2034	470,080
500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Canisius College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.28%), 7/1/2030	516,180
900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	902,934
5,000		New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375%, 9/15/2015	5,010
1,000,000		New York State Thruway Authority, Revenue Bonds (Series 2006A), 5.00% (New York State Thruway Authority - Dedicated Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2026	1,033,800
250,000		New York State Urban Development Corp., Revenue Refunding Bonds (Series 1995), 5.70% (New York State)/(Original Issue Yield: 5.94%), 4/1/2020	279,735
Principal Amount			Value
		MUNICIPAL BONDS--continued
		New York--continued
$500,000		New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (New York State), 1/1/2022	$519,070
500,000		Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) 11/15/2015	512,425
500,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Emma Willard School), 1/1/2036	509,175
500,000		Rensselaer County, NY IDA, Civic Facility Revenue Bonds (Series 2006), 5.00% (Rensselaer Polytechnic Institute), 3/1/2036	505,175
500,000		Rensselaer, NY City School District, COPs (Series 2006), 5.00% (XL Capital Assurance Inc. INS), 6/1/2036	510,265
500,000		Seneca County, NY IDA, Civic Facility Revenue Bonds (Series 2007), 5.00% (New York Chiropractic College), 10/1/2027	466,930
500,000		Suffolk County, NY IDA, Civic Facility Revenue Bonds (Series 2006A), 5.00% (Dowling College)/(American Capital Access INS), 6/1/2036	459,335
500,000		Suffolk County, NY IDA, Continuing Care Retirement Community Revenue Refunding Bonds (Series 2006), 5.00% (Jefferson's Ferry), 11/1/2028	464,790
500,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue Yield: 5.125%), 6/1/2026	476,335
440,000		Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375% (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018	440,730
500,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2022	501,765
300,000		Utica, NY Industrial Development Agency Civic Facility, Revenue Bonds (Series 2004A), 6.875% (Utica College)/(United States Treasury PRF 6/1/2009@101), 12/1/2024	317,832
500,000		Westchester County, NY IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021	506,765
175,000		Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson)/(Original Issue Yield: 6.55%), 1/1/2024	181,979
500,000		Yonkers, NY IDA, Revenue Bonds (Series 2006A), 5.00% (Sacred Heart Association)/(GTD by New York State Mortgage Agency), 10/1/2037	493,085
1,000,000		Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/ (GTD by New York State Mortgage Agency), 4/1/2037	1,015,570
		TOTAL	47,734,156
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Puerto Rico--7.9%
$500,000		Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026	$532,020
1,000,000		Commonwealth of Puerto Rico, Public Improvement UT GO Bonds (Series 2004A), 5.00%, 7/1/2034	992,630
790,000	[1,2]	Puerto Rico Electric Power Authority, Drivers (Series 1817), 3.8328% (FSA INS), 1/1/2015	748,004
500,000		Puerto Rico Highway and Transportation Authority, Revenue Bonds (Series B), 5.75% (United States Steel Corp. PRF 7/1/2010@101)/(Original Issue Yield: 5.78%), 7/1/2016	533,205
175,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	173,983
325,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (United States Treasury PRF 7/1/2013@100)/ (Original Issue Yield: 5.10%), 7/1/2033	344,867
240,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	229,126
100,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	92,172
135,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (GTD by Commonwealth of Puerto Rico)/(Original Issue Yield: 5.40%), 7/1/2027	137,758
365,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury PRF 7/1/2012@100)/(Original Issue Yield: 5.40%), 7/1/2027	387,984
		TOTAL	4,171,749
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $51,984,989)	51,905,905
Principal Amount			Value
		SHORT-TERM MUNICIPALS--2.1% [3]
		New York--1.1%
$600,000		New York City, NY, (Fiscal 2006 Series I-5) Daily VRDNs (California Public Employees Retirement System) (LOC), 3.870%, 9/4/2007	$600,000
		Puerto Rico--1.0%
500,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.730%, 9/5/2007	500,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	1,100,000
		TOTAL INVESTMENTS--100.4% (IDENTIFIED COST $53,084,989) [4]	53,005,905
		OTHER ASSETS AND LIABILITIES - NET--(0.4)%	(187,576)
		TOTAL NET ASSETS--100%	$52,818,329

Securities that are subject to the federal alternative minimum tax (AMT) represent 10.4% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $2,107,177, which represented 4.0% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At August 31, 2007, these liquid restricted securities amounted to $1,385,433, which represented 2.6% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $53,083,816.

At August 31, 2007 the Fund had the following open swap/rate lock contracts:

Counterparty	Pay	Receive	Expiration Date	Notional Amount	Unrealized Depreciation
J.P. Morgan Securities Inc.	4.21%	10 Year MMD Rate	9/13/2007	$5,000,000	$95,000

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COPs	--Certificates of Participation
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MMD	--Municipal Market Data
MFH	--Multi-Family Housing
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Total investments in securities, at value (identified cost $53,084,989)		$53,005,905
Cash		12,860
Income receivable		651,520
Receivable for shares sold		15,973
TOTAL ASSETS		53,686,258
Liabilities:
Payable for investments purchased	$508,655
Payable for shares redeemed	140,405
Income distribution payable	71,881
Net payable for swap contracts (Note 2)	95,000
Payable for distribution services fee (Note 5)	10,235
Payable for shareholder services fee (Note 5)	11,960
Accrued expenses	29,793
TOTAL LIABILITIES		867,929
Net assets for 5,100,188 shares outstanding		$52,818,329
Net Assets Consist of:
Paid-in capital		$53,786,895
Net unrealized depreciation of investments and swap contracts		(174,084)
Accumulated net realized loss on investments, futures contracts and swap contracts		(795,341)
Undistributed net investment income		859
TOTAL NET ASSETS		$52,818,329
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($36,867,145 ÷ 3,559,921 shares outstanding), no par value, unlimited shares authorized		$10.36
Offering price per share (100/95.50 of $10.36) [1]		$10.85
Redemption proceeds per share		$10.36
Class B Shares:
Net asset value per share ($15,951,184 ÷ 1,540,267 shares outstanding), no par value, unlimited shares authorized		$10.36
Offering price per share		$10.36
Redemption proceeds per share (94.50/100 of $10.36) [1]		$9.79

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2007

Investment Income:
Interest			$2,730,255
Expenses:
Investment adviser fee (Note 5)		$223,126
Administrative personnel and services fee (Note 5)		190,000
Custodian fees		3,552
Transfer and dividend disbursing agent fees and expenses		56,009
Directors'/Trustees' fees		2,426
Auditing fees		18,500
Legal fees		9,044
Portfolio accounting fees		67,924
Distribution services fee--Class A Shares (Note 5)		93,073
Distribution services fee--Class B Shares (Note 5)		139,143
Shareholder services fee--Class A Shares (Note 5)		89,095
Shareholder services fee--Class B Shares (Note 5)		46,381
Share registration costs		24,535
Printing and postage		23,385
Insurance premiums		6,255
Interest and trust expense (Note 2)		22,561
Miscellaneous		1,540
TOTAL EXPENSES		1,016,549
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(223,126)
Waiver of administrative personnel and services fee	(34,442)
Waiver of distribution services fee--Class A Shares	(93,073)
Reimbursement of other operating expenses	(76,424)
TOTAL WAIVERS AND REIMBURSEMENT		(427,065)
Net expenses			589,484
Net investment income			2,140,771
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts and Swap Contracts:
Net realized gain on investments			10,165
Net realized loss on futures contracts			(9,531)
Net change in unrealized appreciation of investments			(1,894,934)
Net change in unrealized depreciation of swap contracts			(95,000)
Net realized and unrealized loss on investments, futures contracts, and swap contracts			(1,989,300)
Change in net assets resulting from operations			$151,471

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,140,771	$1,806,771
Net realized gain on investments and futures contracts	634	157,928
Net change in unrealized appreciation/depreciation of investments and swap contracts	(1,989,934)	(657,394)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	151,471	1,307,305
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,521,964)	(1,098,010)
Class B Shares	(616,919)	(708,536)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(2,138,883)	(1,806,546)
Share Transactions:
Proceeds from sale of shares	5,655,484	6,280,020
Proceeds from shares issued in connection with tax-free transfer of assets from New York Tax-Free Sentinel Fund	14,207,721	--
Net asset value of shares issued to shareholders in payment of distributions declared	1,297,496	1,022,314
Cost of shares redeemed	(12,829,173)	(8,939,455)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	8,331,528	(1,637,121)
Change in net assets	6,344,116	(2,136,362)
Net Assets:
Beginning of period	46,474,213	48,610,575
End of period (including undistributed (distributions in excess of) net investment income of $859 and $(10), respectively)	$52,818,329	$46,474,213

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2007

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated New York Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of New York and New York municipalities. Interest income from the Funds investments may be subject to the federal AMT for individuals and corporations.

On October 27, 2006, the Fund received assets from New York Tax-Free Sentinel Fund as the result of a tax-free reorganization, as follows:

Class A Shares of the Fund Issued	New York Tax-Free Sentinel Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of New York Tax-Free Sentinel Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,317,970	$14,207,721	$291,721	$46,559,310	$14,207,721	$60,767,031

1 Unrealized appreciation is included in the New York Tax-Free Sentinel Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  for investments in other open-end registered investment companies, based on net asset value (NAV); and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

For the year ended August 31, 2007, the Fund did not invest in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Swap and Interest Rate Lock Contracts

Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or "swapped" between parties are generally calculated with respect to a "notional amount" for a predetermined period of time. The fund may enter into interest rate, total return, credit default and other swap agreements.

Interest rate swap agreements generally involve the agreement by the Fund to pay a counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement.

Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Net receivable or payable for swap contracts on the Statement of Assets and Liabilities, and periodic payments are reported as Net realized gain or loss on swap contracts in the Statement of Operations. For the year ended August 31, 2007, the Fund had no net realized gains or losses on swap contracts.

Swap contracts outstanding at period end are listed after the Fund's portfolio of investments.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate certificate securities reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At August 31, 2007, the Fund did not hold any inverse floater structures. The Fund recorded interest and trust expenses of $22,561 for these investments for the year ended August 31, 2007.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically buy or sell financial futures contracts to manage duration and cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended August 31, 2007, the Fund had net realized losses on futures contracts of $9,531.

At August 31, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	3/15/2005	$400,000
New York Liberty Development Corp., Revenue Bonds (Series 2006A), 6.125% (National Sports Museum), 2/15/2019	8/7/2006	$300,000

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended August 31	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	448,471	$4,809,831	469,189	$5,008,389
Shares issued in connection with tax-free transfer of assets from New York Tax-Free Sentinel Fund	1,317,970	14,207,721	--	--
Shares issued to shareholders in payment of distributions declared	81,915	878,156	51,778	551,502
Shares redeemed	(802,245)	$(8,591,005)	(435,107)	(4,638,982)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	1,046,111	$11,304,703	85,860	$920,909

Year Ended August 31	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	78,677	$845,653	119,262	$1,271,631
Shares issued to shareholders in payment of distributions declared	39,086	419,340	44,192	470,812
Shares redeemed	(396,739)	(4,238,168)	(402,764)	(4,300,473)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(278,976)	$(2,973,175)	(239,310)	$(2,558,030)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	767,135	$8,331,528	(153,450)	$(1,637,121)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due primarily to differing treatments for discount accretion/premium amortization on debt securities.

For the year ended August 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Loss)
$(272)	$(1,019)	$1,291

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$2,138,883	$1,806,546

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$859
Net unrealized depreciation	$(172,911)
Capital loss carryforwards and deferrals	$(796,515)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At August 31, 2007 the cost of investments for federal tax purposes was $53,083,816. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation from swap contracts was $77,911. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $879,546 and net unrealized depreciation from investments for those securities having an excess of cost over value of $957,457.

At August 31, 2007, the Fund had a capital loss carryforward of $727,029 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 32,351
2011	$371,903
2012	$ 4,752
2013	$318,023

The Fund used capital loss carryforwards of $70,255 to offset taxable capital gains realized during the year ended August 31, 2007.

Under current tax regulations, capital losses on securities transactions realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2007, for federal income tax purposes, post October losses of $69,486 were deferred to September 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended August 31, 2007, the Adviser voluntarily waived $223,126 of its fee and voluntarily reimbursed $76,424 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended August 31, 2007, the net fee paid to FAS was 0.279% of average daily net assets of the Fund. FAS waived $34,442 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.25%
Class B Shares	0.75%

For the year ended August 31, 2007, FSC voluntarily waived $93,073 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2007, FSC did not retain any fees paid by the Fund.

Sales Charges

For the year ended August 31, 2007, FSC retained $12,999 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended August 31, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended August 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $16,350,000 and $13,850,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee, but excluding interest and trust expenses (referenced in Note 2)) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.76% and 1.52%, respectively, for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended August 31, 2007, were as follows:

Purchases	$24,031,653
Sales	$16,305,700

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2007, 40.8% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 10.0% of total investments.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED NEW YORK MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated New York Municipal Income Fund, a series of Federated Municipal Securities Income Trust, as of August 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 1, 2005, were audited by other independent registered public accountants whose report thereon dated October 18, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated New York Municipal Income Fund as of August 31, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
October 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships : Held: Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 2006	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Ms. Ochson was named Chief Investment Officer of tax-exempt fixed-income products in 2004 and is a Vice President of the Trust. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : J. Scott Albrecht is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and serves as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED NEW YORK MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated New York Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923401
Cusip 313923880

28992 (10/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund

Established 1992

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2007

Class A Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007		2006	[1]	2005	2004	2003
Net Asset Value, Beginning of Period	$10.85		$11.07		$11.05	$10.92	$11.07
Income from Investment Operations:
Net investment income	0.47		0.48		0.47	0.48	0.48
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.33)		(0.22)		0.02	0.13	(0.15)
TOTAL FROM INVESTMENT OPERATIONS	0.14		0.26		0.49	0.61	0.33
Less Distributions:
Distributions from net investment income	(0.47)		(0.48)		(0.47)	(0.48)	(0.48)
Net Asset Value, End of Period	$10.52		$10.85		$11.07	$11.05	$10.92
Total Return [2]	1.28%		2.48	% [3]	4.57%	5.61%	2.93%

Ratios to Average Net Assets:
Net expenses	0.84	% [4]	0.74%		0.78%	0.79%	0.79%
Net investment income	4.37%		4.45%		4.29%	4.26%	4.22%
Expense waiver/reimbursement [5]	0.77%		0.76%		0.63%	0.56%	0.49%
Supplemental Data:
Net assets, end of period (000 omitted)	$48,740		$47,174		$62,000	$56,289	$82,430
Portfolio turnover	21%		13%		12%	16%	16%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.

3 During the period, the Fund was reimbursed by the Shareholder Services Provider, which had an impact of 0.06% on the total return. See Notes to Financial Statements (Note 5).

4 Includes 0.05% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

5 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$ 987.30	$4.11
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,021.07	$4.18

1 Expenses are equal to the Fund's annualized net expense ratio of 0.82% multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period, was 1.28% for the fund's Class A Shares. The total return of the Lehman Brothers Municipal Bond Index (LBMB), 1 the fund's benchmark index, was 2.30% during the 12-month reporting period The average total return of the Lipper North Carolina Municipal Debt Funds Average (Average), 2 a performance benchmark for the fund, was 1.02% during the 12-month reporting period. The fund outperformed the Average in total return and income.

The fund's investment strategy focused on: (a) having a strategic allocation of the bond portfolio in low investment-grade and noninvestment-grade, tax-exempt municipal bonds, or equivalents, to seek incremental return from the higher yields available in such securities; 3 (b) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (c) active adjustment of the fund's duration (which indicates the portfolio's sensitivity to changes in interest rates). 4 These were the most significant factors affecting the fund's performance during the 12-month reporting period. 5

1 The LBMB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The index is unmanaged and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index. The fund's total return reflected actual cash flows, transaction costs, and other expenses which were not reflected in the total return of LBMB.

2 Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the respective categories indicated. They do not reflect sales charges.

3 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

4 Duration is a measure of a security's sensitivity to changes in interest rates. Securities with longer duration are more sensitive to changes in interest rates than securities with shorter durations.

5 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

The following discussion focuses on the performance of the fund's Class A Shares. The 1.28% total return of the Class A Shares for the reporting period consisted of 4.32% of tax-exempt dividends and (3.04)% depreciation in the net asset value of the shares. 6

MARKET OVERVIEW

The 12-month reporting period appeared to be volatile with distinct periods of differing market conditions. The first three quarters of the reporting period reflected moderate economic growth, sustained inflation pressures as the global economy continued to indicate strength, and high levels of resource utilization. As a result, the Federal Reserve Board (the "Fed") maintained the Federal Funds Target Rate at 5.25% and maintained an inflation risk bias. This led to a trend of moderately higher interest rates and an environment in which tax-exempt municipal credit spreads continued to tighten, (i.e., the yield difference between "AAA" rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity decreased). However, toward the end of the 12-month reporting period, conditions in the market for subprime mortgages and related instruments, including segments of the asset-backed commercial paper market, appeared to deteriorate sharply. This led to continued volatile financial market conditions and an increased investor preference for more risk adverse assets as well as revisions in expectations concerning the Fed's policy.

Long-term interest rates (based on the 10-year Treasury security) peaked at 5.30% in June 2007 and declined to a low of 4.43% at the end of the 12-month reporting period. Interest rates showed some volatility as the bond market appeared to attempt to determine the extent of the impact of the U.S. economy and the Fed's intentions concerning short-term interest rates. During the 12-month reporting period, the housing sector continued to remain a drag on economic growth and continued to represent a significant downside risk to the economy.

During the 12-month reporting period, the tax-exempt municipal bond market was not immune from the events in the housing and mortgage markets. A significant reprising of credit risk and drying up of liquidity resulted in a widening of tax-exempt municipal credit spreads and the tax-exempt municipal yield curve becoming steeper. The tax-exempt municipal yield curve becoming steeper means that securities provided higher incremental income or yield as maturities became longer.

The economy in North Carolina continued to grow at a healthy pace during the 12-month reporting period. The State relied less on the manufacturing sector while it experienced gains in the service industries. Positive credit factors were that revenues continued to exceed estimates and the State conservatively managed its debt issuances and did not rely on short-term borrowing.

6 Income may be subject to the federal alternative minimum tax.

CREDIT QUALITY

During the 12-month reporting period, lower-investment and noninvestment-grade, tax-exempt municipal debt underperformed due to a lack of demand and the reprising of credit risk. The widening of credit spreads between lower-quality tax-exempt municipal bonds and high-quality tax-exempt municipal bonds hurt the fund's performance because of the fund's holdings in low investment grade tax-exempt municipal bonds (bonds rated "BBB" or unrated bonds of comparable quality) and noninvestment-grade, tax-exempt municipal bonds, which averaged over 20% of the fund's portfolio during the reporting period.

SECTOR

During the 12-month reporting period, the fund allocated a sizable portion of its portfolio (more than 20%) to hospital and life care bonds. These sectors were among the weaker performing sectors during the 12-month reporting period. These allocations negatively impacted the fund's performance. The fund also allocated a significant percentage of the portfolio to pre-refunded tax-exempt municipal bonds (bonds for which the principal and interest rate payments are secured or guaranteed by cash or U.S. treasury securities held in an escrow account). The exposure to pre-refunded bonds had a positive impact on relative performance (versus the fund's competitor group) due to the smaller decrease in price of pre-refunded bonds as compared to other sectors.

DURATION

As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 5.06 years. Duration management remained a significant component of the fund's investment strategy. The shorter a fund's duration is relative to an index, the less its net asset value will react as interest rates change. During the reporting period, the fund's average duration was either shorter or neutral to the LBMB, the fund's benchmark index. The fund's duration helped performance during the reporting period; however, as a result of the credit and liquidity-driven market events during the reporting period, duration was not as significant a contributor to fund performance as credit quality and sector selection.

GROWTH OF A $10,000 INVESTMENT 1

The graph below illustrates the hypothetical investment of $10,000 2 in the Federated North Carolina Municipal Income Fund (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB), 3 and the Lipper North Carolina Municipal Debt Funds Average (LNCMDFA). 4

Average Annual Total Return [5] for the Period Ended 8/31/2007
1 Year	(3.27)%
5 Years	2.42%
10 Years	4.01%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Federated North Carolina Municipal Income Fund is the successor to CCB North Carolina Municipal Securities Fund. The quoted performance data includes performance of the CCB North Carolina Municipal Securities Fund for the period from August 31, 1996 to July 23, 1999, as adjusted to reflect the Fund's expenses. The CCB North Carolina Municipal Securities Fund was reorganized as a portfolio of the Trust on July 23, 1999.

2 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge=$9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and the LNCMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and the average. The LBMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

3 The LBMB is an unmanaged market value-weighted index for the long-term tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990, and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance.

4 The LNCMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

5 Total returns quoted reflect all applicable sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At August 31, 2007, the Fund's sector composition was as follows: 1

Sector Composition	Percentage of Total Net Assets
Insured	45.6%
Hospital	12.3%
Senior Care	10.9%
Refunded	9.1%
Public Power	4.3%
Industrial Development Bond/Pollution Control Revenue	4.2%
Education	3.5%
Single Family Housing	2.5%
General Obligation--Local	2.2%
Special Tax	2.1%
Other [2]	2.0%
Other Assets and Liabilities--Net [3]	1.3%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third-party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third-party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 96.7% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2007

Principal Amount			Value
		MUNICIPAL BONDS--92.0%
		North Carolina--85.3%
$500,000		Albemarle, NC Hospital Authority, Health Care Facilities Revenue & Refunding Bonds (Series 2007), 5.25%, 10/1/2038	$473,145
1,190,000		Appalachian State University, NC, Parking System Revenue Bonds, 5.625% (FSA INS)/(Original Issue Yield: 5.65%), 7/15/2025	1,263,875
870,000		Asheville, NC Housing Authority, MFH Revenue Bonds, 5.625% TOBs (Oak Knoll Apartments Project)/(GTD by FNMA) 9/1/2021	891,124
500,000		Broad River, NC Water Authority, Water System Revenue Bonds (Series 2000), 5.375% (United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.55%), 6/1/2026	526,735
2,000,000		Charlotte, NC Airport, Revenue Bonds, (Series B), 5.875% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.95%), 7/1/2019	2,077,640
500,000		Charlotte-Mecklenburg Hospital Authority, NC, Health Care Revenue & Refunding Bonds (Series 2007A), 5.00% (Carolinas HealthCare System)/ (Original Issue Yield: 5.09%), 1/15/2031	501,455
500,000		Columbus County, NC Industrial Facilities & PCFA, Revenue Bonds (Series 1996A), 5.85% (International Paper Co.), 12/1/2020	505,080
500,000		Craven County, NC, COPs (Series 2007), 5.00% (MBIA Insurance Corp. INS), 6/1/2027	511,195
1,000,000		Fayetteville, NC Public Works Commission, Revenue Bonds (Series 1999), 5.70% (United States Treasury PRF 3/1/2010@101)/(Original Issue Yield: 5.79%), 3/1/2019	1,057,450
500,000		Gaston County, NC Industrial Facilities and PCFA, Exempt Facilities Revenue Bonds, 5.75% (National Gypsum Co.), 8/1/2035	506,075
750,000		Harnett County, NC, COPs, 5.50% (FSA INS), 12/1/2015	797,835
1,000,000		Haywood County, NC Industrial Facilities & PCFA, Revenue Refunding Bonds, 6.40% (Champion International Corp.)/(Original Issue Yield: 6.42%), 11/1/2024	1,032,320
1,000,000		High Point, NC, Public Improvement UT GO Bonds (Series 2000B), 5.50% (Original Issue Yield: 5.67%), 6/1/2018	1,065,760
250,000		North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue Refunding Bonds (Series 2007), 5.00% (Brevard College Corp.), 10/1/2026	235,895
500,000		North Carolina Capital Facilities Finance Agency, Revenue Bonds (Series 2005A), 5.00% (Duke University), 10/1/2041	507,285
500,000		North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue Bonds (Series 2003C), 5.375% (Original Issue Yield: 5.57%), 1/1/2017	509,820
500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds (Series 1999D), 6.70%, 1/1/2019	529,145
640,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 5-A), 5.55%, 1/1/2019	653,293
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$550,000		North Carolina HFA, Home Ownership Revenue Bonds (Series 6-A), 6.10%, 1/1/2018	$558,734
300,000		North Carolina Medical Care Commission, FHA Insured Mortgage Revenue Bonds (Series 2003), 5.375% (Betsy Johnson Regional Hospital)/(FSA INS), 10/1/2024	313,866
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2001), 6.625% (Moravian Homes, Inc.)/(United States Treasury LOC 4/1/2011@101)/(Original Issue Yield: 7.00%), 4/1/2031	547,030
250,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2005A), 6.00% (Pennybyrn at Maryfield), 10/1/2023	251,892
1,500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds (Series 2006A), 5.00% (The Pines at Davidson), 1/1/2036	1,392,840
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.25% (Arbor Acres Community)/(United States Treasury PRF 3/1/2012@101)/(Original Issue Yield: 6.40%), 3/1/2027	549,015
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Bonds, 6.875% (Presbyterian Homes, Inc.)/(Original Issue Yield: 7.00%), 10/1/2021	545,180
500,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2004A), 5.00% (Deerfield Episcopal Retirement Community), 11/1/2023	484,340
470,000		North Carolina Medical Care Commission, Health Care Facilities First Mortgage Revenue Refunding Bonds (Series 2006), 5.10% (Moravian Homes, Inc.), 10/1/2030	425,091
1,000,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 1999), 6.25% (Stanly Memorial Hospital Project)/(Original Issue Yield: 6.40%), 10/1/2019	1,031,010
250,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.33%), 1/1/2021	253,557
200,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2002A), 5.25% (Union Regional Medical Center)/(Original Issue Yield: 5.38%), 1/1/2022	202,534
1,205,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds (Series 2004A), 5.25% (Cleveland Community Healthcare)/(AMBAC INS), 7/1/2021	1,251,838
1,230,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Hugh Chatham Memorial Hospital)/(Radian Asset Assurance INS), 10/1/2019	1,258,622
625,000		North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, 5.50% (Scotland Memorial Hospital)/(Radian Asset Assurance INS)/ (Original Issue Yield: 5.593%), 10/1/2019	644,969
400,000		North Carolina Medical Care Commission, Health Care Housing Revenue Bonds (Series 2004A), 5.80% (Arc of North Carolina Projects), 10/1/2034	409,820
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2000), 5.50% (Northeast Medical Center)/(AMBAC INS)/(Original Issue Yield: 5.74%), 11/1/2025	$1,047,990
500,000		North Carolina Medical Care Commission, Hospital Revenue Bonds (Series 2002A), 5.375% (Southeastern Regional Medical Center)/(Original Issue Yield: 5.48%), 6/1/2032	505,495
1,000,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 6.125% (Southeastern Regional Medical Center)/(Original Issue Yield: 6.25%), 6/1/2019	1,041,510
685,000		North Carolina Medical Care Commission, Hospital Revenue Bonds, 5.50% (Maria Parham Medical Center)/(Radian Asset Assurance INS), 10/1/2018	702,742
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2002), 6.25% (Forest at Duke)/(United States Treasury PRF 9/1/2012@100)/(Original Issue Yield: 6.35%), 9/1/2021	274,670
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2003A), 6.375% (Givens Estates)/(United States Treasury PRF 7/1/2013@101)/(Original Issue Yield: 6.50%), 7/1/2023	567,410
550,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2004C), 6.00% (Cypress Glen)/(Original Issue Yield: 6.092%), 10/1/2033	555,649
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds (Series 2005A), 5.50% (United Methodist Retirement Homes)/ (Original Issue Yield: 5.55%), 10/1/2035	472,045
500,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.00% (Givens Estates), 7/1/2033	448,585
250,000		North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Refunding Bonds (Series 2007), 5.125% (Forest at Duke), 9/1/2032	234,125
500,000		North Carolina Medical Care Commission, Revenue Refunding Bonds (Series 2006B), 5.20% (Presbyterian Homes, Inc.), 10/1/2021	473,025
1,000,000		North Carolina Municipal Power Agency No. 1, Electric Revenue Bonds (Series 1999B), 6.50% (Original Issue Yield: 6.73%), 1/1/2020	1,059,390
1,000,000		Northern Hospital District of Surry County, NC, Health Care Facilities Revenue Refunding Bonds (Series 2001), 5.10% (Northern Hospital of Surry County)/ (Radian Asset Assurance INS)/(Original Issue Yield: 5.242%), 10/1/2021	1,016,960
1,000,000		Onslow County, NC Hospital Authority, FHA Insured Mortgage Revenue Bonds, 5.00% (Onslow Memorial Hospital)/(GTD by FHA)/(MBIA Insurance Corp. INS), 10/1/2034	1,007,950
1,080,000		Onslow, NC Water & Sewer Authority, Revenue Bonds, 5.00% (XL Capital Assurance Inc. INS), 6/1/2025	1,105,380
1,200,000		Piedmont Triad Airport Authority, NC, Airport Revenue Bonds (Series 1999A), 5.875% (FSA INS)/(Original Issue Yield: 6.02%), 7/1/2019	1,257,660
1,000,000		Pitt County, NC, COPs (Series 2000B), 5.50% (FSA INS)/(Original Issue Yield: 5.63%), 4/1/2025	1,053,280
Principal Amount			Value
		MUNICIPAL BONDS--continued
		North Carolina--continued
$500,000		Pitt County, NC, Refunding Bonds, 5.25% (Pitt County Memorial Hospital)/ (Escrowed In Treasuries COL)/(Original Issue Yield: 5.85%), 12/1/2021	$531,305
500,000		Raleigh & Durham, NC Airport Authority, Revenue Bonds (Series 2005A), 5.00% (AMBAC INS), 5/1/2030	508,565
1,000,000		Raleigh, NC Combined Enterprise System, Revenue Bonds (Series 2006A), 5.00%, 3/1/2036	1,025,050
1,000,000		Randolph County, NC, COPs (Series 2000), 5.60% (FSA INS)/(Original Issue Yield: 5.77%), 6/1/2018	1,041,800
1,000,000		Sampson County, NC, COPs, 4.50% (FSA INS), 6/1/2036	915,570
500,000		University of North Carolina System Pool, Revenue Bonds (Series 2006B), 4.25% (MBIA Insurance Corp. INS)/(Original Issue Yield: 4.38%), 10/1/2033	445,130
500,000		Wilmington, NC Water & Sewer System, Revenue Bonds (Series 1999), 5.625% (FSA INS)/(Original Issue Yield: 5.76%), 6/1/2018	529,975
		TOTAL	41,586,726
		Puerto Rico--5.7%
1,000,000		Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds (Series 2006A), 4.50% (CDC IXIS Financial Guaranty N.A. INS), 7/1/2036	984,060
395,000	[1,2]	Puerto Rico Electric Power Authority, Drivers (Series 1817), 3.8328% (FSA INS), 1/1/2015	374,002
170,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	169,012
330,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (United States Treasury PRF 7/1/2013@100)/(Original Issue Yield: 5.10%), 7/1/2033	350,173
395,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	419,881
500,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	460,860
		TOTAL	2,757,988
		Virgin Islands--1.0%
500,000		University of the Virgin Islands, UT GO Bonds (Series A), 5.375% (Original Issue Yield: 5.43%), 6/1/2034	491,255
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $43,966,757)	44,835,969
		SHORT-TERM MUNICIPALS--6.7% [3]
		North Carolina--4.1%
2,000,000		North Carolina Medical Care Commission, (Series 2001A) Weekly VRDNs (Moses H. Cone Memorial), 3.920%, 9/6/2007	2,000,000
Principal Amount			Value
		SHORT-TERM MUNICIPALS--continued [3]
		Puerto Rico--2.6%
$1,250,000		Puerto Rico (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.730%, 9/5/2007	$1,250,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	3,250,000
		TOTAL MUNICIPAL INVESTMENTS--98.7% (IDENTIFIED COST $47,216,757) [4]	48,085,969
		OTHER ASSETS AND LIABILITIES - NET--1.3%	654,330
		TOTAL NET ASSETS--100%	$48,740,299

Securities that are subject to the federal alternative minimum tax (AMT) represent 13.8% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $374,002, which represented 0.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At August 31, 2007, these liquid restricted securities amounted to $374,002, which represented 0.8% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $47,215,833.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
COPs	--Certificates of Participation
FHA	--Federal Housing Administration
FNMA	--Federal National Mortgage Association
FSA	--Financial Security Assurance
GDB	--Government Development Bank
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
MFH	--Multifamily Housing
PCFA	--Pollution Control Financing Authority
PRF	--Prerefunded
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Total investments in securities, at value (identified cost $47,216,757)		$48,085,969
Cash		94,123
Income receivable		710,194
Receivable for investments sold		10,000
Receivable for shares sold		272
TOTAL ASSETS		48,900,558
Liabilities:
Payable for shares redeemed	$81,195
Income distribution payable	53,016
Payable for transfer and dividend disbursing agent fees and expenses	7,313
Payable for share registration costs	4,078
Payable for shareholder services fee (Note 5)	10,069
Accrued expenses	4,588
TOTAL LIABILITIES		160,259
Net assets for 4,633,579 shares outstanding		$48,740,299
Net Assets Consist of:
Paid-in capital		$48,563,449
Net unrealized appreciation of investments		869,212
Accumulated net realized loss on investments, futures contracts and swap contracts		(692,374)
Undistributed net investment income		12
TOTAL NET ASSETS		$48,740,299
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($48,740,299 ÷ 4,633,579 shares outstanding) no par value, unlimited shares authorized		$10.52
Offering price per share (100/95.50 of $10.52) [1]		$11.02
Redemption proceeds per share		$10.52

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2007

Investment Income:
Interest			$2,425,618
Expenses:
Investment adviser fee (Note 5)		$186,229
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		3,131
Transfer and dividend disbursing agent fees and expenses		34,264
Directors'/Trustees' fees		2,148
Auditing fees		18,507
Legal fees		9,021
Portfolio accounting fees		49,850
Distribution services fee (Note 5)		116,393
Shareholder services fee (Note 5)		116,114
Share registration costs		17,594
Printing and postage		18,673
Insurance premiums		6,256
Interest and trust expenses (Note 2)		21,984
Miscellaneous		813
TOTAL EXPENSES		750,977
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(186,229)
Waiver of administrative personnel and services fee	(24,533)
Waiver of distribution services fee	(116,393)
Reimbursement of other operating expenses	(31,811)
TOTAL WAIVERS AND REIMBURSEMENT		(358,966)
Net expenses			392,011
Net investment income			2,033,607
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			343,903
Net realized loss on futures contracts			(1,639)
Net change in unrealized appreciation of investments			(1,776,733)
Net realized and unrealized loss on investments and futures contracts			(1,434,469)
Change in net assets resulting from operations			$599,138

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$2,033,607	$2,285,527
Net realized gain on investments and futures contracts	342,264	378,550
Net change in unrealized appreciation/depreciation of investments	(1,776,733)	(1,603,087)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	599,138	1,060,990
Distributions to Shareholders:
Distributions from net investment income	(2,034,119)	(2,287,662)
Share Transactions:
Proceeds from sale of shares	12,734,527	11,305,161
Net asset value of shares issued to shareholders in payment of distributions declared	1,443,918	1,696,439
Cost of shares redeemed	(11,177,458)	(26,600,211)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	3,000,987	(13,598,611)
Change in net assets	1,566,006	(14,825,283)
Net Assets:
Beginning of period	47,174,293	61,999,576
End of period including undistributed net investment income of $12 and $728, respectively)	$48,740,299	$47,174,293

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2007

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated North Carolina Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The Fund offers one class of shares: Class A Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of North Carolina. Interest from the Fund's investments may be subject to the federal AMT for individuals and corporations.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At August 31, 2007, the Fund held no investments in secondary inverse floater structures. The Fund recorded interest and trust expenses of $21,984 for these investments for the year ended August 31, 2007.

While these inverse floater structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically purchase and sell financial futures contracts to enhance yield, manage duration and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended August 31, 2007, the Fund had net realized losses on futures contracts of $1,639.

At August 31, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2007	2006
Shares sold	1,187,207	1,041,103
Shares issued to shareholders in payment of distributions declared	133,726	156,545
Shares redeemed	(1,036,904)	(2,449,181)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	284,029	(1,251,533)

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for secondary inverse floater structures and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss
$(204)	$204

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$2,034,119	$2,287,662

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed tax-exempt income	$12
Net unrealized appreciation	$870,136
Capital loss carryforwards and deferrals	$(693,298)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At August 31, 2007, the cost of investments for federal tax purposes was $47,215,833. The net unrealized appreciation of investments for federal tax purposes was $870,136. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,506,882 and net unrealized depreciation from investments for those securities having an excess of cost over value of $636,746.

At August 31, 2007, the Fund had a capital loss carryforward of $693,298 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2012	$241,799
2013	$451,499

The Fund used capital loss carryforwards of $343,343 to offset taxable capital gains realized during the year ended August 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. The Adviser can modify or terminate this voluntary waiver and/or reimbursement at any time at its sole discretion. For the year ended August 31, 2007, the Adviser voluntarily waived $186,229 of its fee and voluntarily reimbursed $31,811 of other operating expenses.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended August 31, 2007, the net fee paid to FAS was 0.269% of average daily net assets of the Fund. FAS waived $24,533 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of 0.25% of average daily net assets, annually, to compensate FSC. For the year ended August 31, 2007, FSC voluntarily waived $116,393 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares.

Sales Charges

For the year ended August 31, 2007, FSC retained $11,935 in sales charges from the sale of the Fund's Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended August 31, 2007, FSSC did not receive any fees paid by the Fund.

Commencing on August 1, 2005 and ending May 3, 2006, FSSC reimbursed daily a portion of the shareholder services fee. This reimbursement resulted from an administrative delay in the implementation of contractual terms of shareholder services fee agreements. The reimbursement amounted to $29,388 for the period ended August 31, 2006.

Interfund Transactions

During the year ended August 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $17,300,000 and $14,750,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee, but excluding interest and trust expenses (referenced in Note 2)) paid by the Fund's Class A Shares (after the voluntary waivers and reimbursement) will not exceed 0.79% for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursement until after October 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended August 31, 2007, were as follows:

Purchases	$9,548,292
Sales	$9,320,721

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2007, 45.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 15.7% of total investments.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In addition, in September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF THE FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated North Carolina Municipal Income Fund, a series of Federated Municipal Securities Income Trust, as of August 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 1, 2005, were audited by other independent registered public accountants whose report thereon dated October 18, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian and brokers, or by other appropriate audit procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated North Carolina Municipal Income Fund as of August 31, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
October 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 2006	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.

Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations : Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations : Ms. Ochson has been the Fund's Portfolio Manager since June 1999. She was named Chief Investment Officer of tax-exempt fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations : Mr. Albrecht is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Senior Vice President of the Fund's Adviser since 2005. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED NORTH CAROLINA MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

It was noted that for the Fund's most recently completed fiscal year, the Fund's investment advisory fee was waived in its entirety. The Board reviewed the contractual fee rate and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

Federated
World-Class Investment Manager

Federated North Carolina Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923500

28993 (10/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Ohio Municipal Income Fund

Established 1990

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2007

Class F Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007		2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$11.47		$11.65	$11.51	$11.31	$11.47
Income From Investment Operations:
Net investment income	0.46		0.48	0.49	0.51	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.32)		(0.18)	0.15	0.20	(0.16)
TOTAL FROM INVESTMENT OPERATIONS	0.14		0.30	0.64	0.71	0.36
Less Distributions:
Distributions from net investment income	(0.46)		(0.48)	(0.50)	(0.51)	(0.52)
Net Asset Value, End of Period	$11.15		$11.47	$11.65	$11.51	$11.31
Total Return [2]	1.22%		2.63%	5.66%	6.36%	3.17%

Ratios to Average Net Assets:
Net expenses	0.92	% [3]	0.90%	0.90%	0.90%	0.90%
Net investment income	4.02%		4.11%	4.21%	4.44%	4.51%
Expense waiver/reimbursement [4]	0.43%		0.45%	0.49%	0.48%	0.45%
Supplemental Data:
Net assets, end of period (000 omitted)	$120,409		$118,063	$100,753	$94,744	$96,374
Portfolio turnover	14%		32%	16%	19%	12%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes 0.02% of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [1]
Actual	$1,000	$ 983.40	$4.55
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,020.62	$4.63

1 Expenses are equal to the Fund's annualized net expense ratio of 0.91%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 1.22% for the fund's Class F Shares. The total return of the Lehman Brothers Municipal Bond Index (LBMB), 1 the fund's benchmark index, was 2.52% during the 12-month reporting period. The fund's total return reflected actual cash flows, transaction costs and other expenses which were not reflected in the total return of the LBMB.

The fund's investment strategy focused on: (a) the effective duration 2 of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); 3 (b) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (c) the credit ratings of portfolio securities. These were the most significant factors affecting the fund's performance relative to the LBMB.

The following discussion will focus on the performance of the fund's Class F Shares. The 1.22% total return of the fund's Class F Shares consisted of 4.01% of tax-exempt dividends and (2.79)% depreciation in the net asset value of shares. 4

1 The LBMB is an unmanaged, market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed-rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The LBMB is unmanaged and, unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 Income may be subject to the federal alternative minimum tax.

MARKET OVERVIEW

The 12-month reporting period appeared to be volatile with distinct periods of differing market conditions. The first three quarters of the reporting period reflected moderate economic growth, sustained inflation pressures as the global economy continued to indicate strength, and high levels of resource utilization. As a result, the Federal Reserve Board (the "Fed") maintained the Federal Funds Target Rate at 5.25% and maintained an inflation risk bias. This led to a trend of moderately higher interest rates and an environment in which tax-exempt municipal credit spreads continued to tighten (i.e., the yield difference between "AAA" rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity decreased). However, toward the end of the 12-month reporting period, conditions in the market for sub-prime mortgages and related instruments, including segments of the asset-backed commercial paper market, appeared to deteriorate sharply. This led to continued volatile financial market conditions and an increased investor preference for more risk-averse assets as well as revisions in expectations concerning the Fed's policy.

Long-term interest rates (based on the 10-year Treasury security) peaked at 5.30% in June of 2007 and declined to a low of 4.43% at the end of the 12-month reporting period. Interest rates showed some volatility as the tax-exempt bond market appeared to attempt to determine the extent of the impact of the U.S. economy and the Fed's intentions concerning short-term interest rates. During the 12-month reporting period, the housing sector continued to remain a drag on economic growth and continued to represent a significant downside risk to the economy.

During the 12-month reporting period, the tax-exempt municipal bond market was not immune from the events in the housing and mortgage markets. A significant reprising of credit risk and drying up of liquidity resulted in a widening of tax-exempt municipal credit spreads and the tax-exempt municipal yield curve becoming steeper; long-term interest rates rose more than short-term interest rates. The tax-exempt municipal yield curve becoming steeper means that securities provided higher incremental income or yield as maturities became longer.

During the period, demand for Ohio tax-exempt bonds remained strong. Ohio continued to be heavily dependent on the automobile and related industries. With General Motors Corporation's and Ford's ongoing financial problems, the possibility that the State could experience a negative economic impact from plant closings remained. The state of Ohio and local tax-exempt general obligation issuers, such as school districts, cities and counties continued to experience improvement in their credit quality profiles as a result of the stability of the U.S. economy. However, the possibility remained that those local communities with auto-related manufacturing facilities located within their taxing jurisdiction could suffer job losses and the related negative revenue impact.

DURATION

As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 5.7 years. Duration management remained a significant component of the fund's investment strategy; however, as a result of the credit and liquidity driven market events during the 12-month period, duration did not contribute to fund performance as significantly as sector selection and credit quality. The shorter a fund's duration relative to an index, the less its net asset value will react as interest rates change. The fund adjusted duration relative to the LBMB, its benchmark index, several times over the 12-month reporting period to seek to take advantage of expectations concerning short-term interest rate movements. The fund attempted to maintain duration equal to the duration of the LBMB and the fund's peer groups as interest rates were volatile during the 12-month reporting period.

Duration positioning had a small positive impact on performance as the fund's duration was shorter than the duration of the LBMB as interest rates rose in the second half of the period.

SECTOR

During the 12-month reporting period, the fund allocated more of its portfolio to securities issued by industrial development projects and higher education institutions. The fund also allocated less of the portfolio to general obligation bonds issued by cities, states, and school districts and pre-refunded bonds. These allocations negatively impacted the fund's performance due to the widening of credit spreads within these sectors and the demand by investors for the higher relative quality of pre-refunded and general obligation bonds. The municipal bond insurance companies that had insured mortgage-backed related securities also experienced credit weakening as the housing market deteriorated during the 12-month reporting period. This had a negative price impact on tax-exempt municipal bonds owned by the fund that are insured by municipal bond insurers such as Radian Assurance and American Capital Access.

CREDIT QUALITY

Although there was no appreciable change in fundamental credit quality of the fund's investments over the 12-month reporting period, both the desire for more risk-averse investments by investors and the negative impact on market liquidity resulted in underperformance of bonds rated "BBB" relative to bonds rated in the higher rating categories. With the increase in credit spreads in the second half of the reporting period, and the widening of credit spreads to a greater extent for "BBB" rated (or comparable quality) debt, 5 the fund's overweight, relative to the LBMB, in "BBB" rated debt during the 12-month reporting period negatively impacted the fund's performance as the yield on "BBB" rated debt increased to a greater extent than for other investment-grade securities.

5 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower credit-worthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT - CLASS F SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Ohio Municipal Income Fund (Class F Shares) (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB) 2 and the Lipper Ohio Municipal Debt Funds Average (LOMDFA). 3

Average Annual Total Returns [4] for the Period Ended 8/31/2007
1 Year	(0.79)%
5 Years	3.58%
10 Years	4.33%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 1.00% and 1.00% contingent deferred sales charge, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The maximum contingent deferred sales charge is 1.00% on any redemption less than four years from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LOMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. The LBMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

2 The LBMB is an unmanaged, market value-weighted index for the long-term, tax-exempt bond market. To be included in the LBMB, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed-rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The LBMB is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LOMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category and is not adjusted to reflect any sales charges. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance. It is not possible to invest directly in an average.

4 Total returns quoted reflect all applicable sales charges and contingent deferred sales charges.

Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At August 31, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	38.7%
Refunded	14.9%
Education	13.5%
Senior Care	5.4%
Hospital	4.9%
General Obligation--Local	4.6%
Transportation	3.3%
Electric & Gas	3.0%
Industrial Development Bond/Pollution Control Revenue	2.7%
Special Tax	2.0%
Other [2]	5.0%
Other Assets and Liabilities--Net [3]	2.0%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 93.0% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2007

Principal Amount			Value
		MUNICIPAL BONDS--97.3%
		Ohio--93.6%
$1,000,000		Akron, Bath & Copley, OH Joint Township, Hospital District Revenue Bonds (Series 2004A), 5.125% (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.38%), 11/15/2024	$990,450
1,750,000		Akron, Bath & Copley, OH Joint Township, Hospital Facilities Revenue Bonds (Series 2004A), 5.25% (Summa Health System)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.47%), 11/15/2031	1,726,253
1,000,000		Akron, OH, LT GO Bonds, 5.80% (Original Issue Yield: 5.95%), 11/1/2020	1,071,680
300,000		Alliance, OH City School District, UT GO Bonds, 5.50% (AMBAC INS)/ (Original Issue Yield: 5.85%), 12/1/2022	322,371
395,000		Alliance, OH Waterworks, Revenue Refunding Bonds, 5.00% (MBIA Insurance Corp. INS)/ (Original Issue Yield: 5.20%), 11/15/2020	403,726
1,000,000		Bay Village, OH City School District, School Improvement UT GO Bonds, 5.125% (Original Issue Yield: 5.16%), 12/1/2021	1,043,830
2,850,000		Butler County, OH, MFH Revenue Bonds (Series 2006), 5.10% (Trinity Manor Senior Housing)/(GNMA Home Mortgage Program COL), 7/20/2036	2,774,247
1,000,000		Centerville, OH, Health Care Fixed Rate Revenue Bonds (Series 2007A), 6.00% (Bethany Lutheran Village), 11/1/2038	993,480
250,000		Clearview, OH Local School District, UT GO Bonds, 6.00% (Original Issue Yield: 6.17%), 12/1/2024	267,435
2,200,000		Cleveland, OH Airport System, Revenue Bonds, 5.00% (FSA INS), 1/1/2022	2,272,776
1,000,000		Cleveland, OH Waterworks, Water Revenue Bonds (Series 2007O), 5.00% (MBIA Insurance Corp. INS), 1/1/2032	1,028,480
530,000		Cleveland-Cuyahoga County, OH Port Authority, Bond Fund Program Development Revenue Bonds (Series 2004E), 5.60% (Port of Cleveland Bond Fund), 5/15/2025	534,950
365,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2001B), 6.50% (Port of Cleveland Bond Fund), 11/15/2021	385,582
500,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2002C), 5.95% (Port of Cleveland Bond Fund), 5/15/2022	509,900
495,000		Cleveland-Cuyahoga County, OH Port Authority, Development Revenue Bonds (Series 2005B), 5.125% (Port of Cleveland Bond Fund), 5/15/2025	463,746
500,000		Cleveland-Cuyahoga County, OH Port Authority, Senior Housing Revenue Bonds (Series 2006A), 6.25% (St. Clarence-GEAC LLC), 5/1/2038	508,025
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,000,000		Cleveland-Cuyahoga County, OH Port Authority, Special Assessment Tax-Increment Revenue Bonds, 7.00% (University Heights, OH Public Parking Garage)/(Original Issue Yield: 7.20%), 12/1/2018	$1,072,720
1,000,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.25% (FSA INS), 12/1/2024	1,089,090
1,610,000		Columbus, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 6/1/2013@100)/(Original Issue Yield: 4.70%), 12/1/2024	1,708,854
1,000,000		Delaware County, OH, Capital Facilities LT GO Bonds, 6.25%, 12/1/2020	1,086,860
1,000,000		Elyria, OH City School District, School Improvement UT GO Bonds (Series 2007), 5.00% (XL Capital Assurance Inc. INS)/(Original Issue Yield: 5.05%), 12/1/2035	1,016,910
1,000,000		Erie County, OH, Hospital Facilities Revenue Bonds (Series 2002A), 5.50% (Firelands Regional Medical Center)/(Original Issue Yield: 5.66%), 8/15/2022	1,029,080
1,000,000		Erie County, OH, Revenue Bonds (Series 2006A), 5.00% (Firelands Regional Medical Center), 8/15/2036	965,860
1,500,000		Fairfield, OH Hospital Facilities, Revenue Bonds, 5.00% (Radian Asset Assurance INS)/ (Original Issue Yield: 5.05%), 6/15/2028	1,430,880
500,000		Franklin County, OH Health Care Facilities, Improvement Revenue Bonds (Series 2005A), 5.125% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.25%), 7/1/2035	462,040
1,500,000		Franklin County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Ohio Presbyterian Retirement Services)/(Original Issue Yield: 5.69%), 7/1/2021	1,506,900
1,610,000		Franklin County, OH Hospital Facility Authority, Hospital Improvement Revenue Bonds (Series 2005C), 5.00% (Children's Hospital)/(FGIC INS), 5/1/2035	1,619,064
750,000		Franklin County, OH, Revenue Refunding Bonds, 5.75% (Capitol South Community Urban Redevelopment Corp.), 6/1/2011	753,938
1,000,000		Gallipolis, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 12/1/2030	1,029,200
250,000		Greene County, OH Sewer Systems, Revenue Bonds, 5.25% (United States Treasury PRF 12/1/2008@102)/(Original Issue Yield: 5.42%), 12/1/2025	259,453
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.50% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.65%), 9/1/2027	1,001,010
1,000,000		Greene County, OH, University Housing Revenue Bonds (Series 2002A), 5.375% (Marauder Development LLC at Central State University)/(American Capital Access INS)/(Original Issue Yield: 5.55%), 9/1/2022	1,005,340
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$1,530,000		Hamilton County, OH Hospital Facilities Authority, Revenue Bonds (Series 2004J), 5.25% (Cincinnati Children's Hospital Medical Center)/ (FGIC INS), 5/15/2023	$1,580,475
2,400,000		Hamilton County, OH Sewer System, Improvement Revenue Bonds (Series 2000A), 5.75% (Metropolitan Sewer District of Greater Cincinnati)/(United States Treasury PRF 6/1/2010@101)/(Original Issue Yield: 5.78%), 12/1/2025	2,550,360
1,000,000		Hamilton County, OH, EDRBs (Series 2006A), 5.00% (King Highland Community Urban Redevelopment Corp.)/(MBIA Insurance Corp. INS), 6/1/2033	1,026,300
1,595,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.60% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.62%), 12/1/2032	1,670,954
405,000		Hamilton County, OH, Subordinated Sales Tax Revenue Bonds (Series B), 5.60% (AMBAC INS)/(Original Issue Yield: 5.62%), 12/1/2032	415,870
1,310,000		Hamilton, OH City School District, School Facilities Construction & Improvement UT GO Bonds, 5.00% (FSA INS), 12/1/2029	1,349,208
2,000,000		Hamilton, OH City School District, School Improvement UT GO Bonds (Series 1999A), 5.50% (Original Issue Yield: 5.75%), 12/1/2024	2,095,320
1,000,000		Heath, OH City School District, School Improvement UT GO Bonds, (Series A), 5.50% (FGIC INS)/(Original Issue Yield: 5.635%), 12/1/2027	1,055,210
2,000,000		Hilliard, OH School District, UT GO Bonds (Series 2006A), 5.00% (MBIA Insurance Corp. INS), 12/1/2027	2,059,580
1,010,000		Kent State University, OH, General Receipts Revenue Bonds, 6.00% (AMBAC INS)/(Original Issue Yield: 6.09%), 5/1/2024	1,070,166
1,500,000		Lake, OH Local School District, Stark County, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.90%), 12/1/2021	1,594,200
2,000,000		Licking Heights, OH Local School District, School Facilities Construction & Improvement UT GO Bonds (Series 2000A), 5.50% (United States Treasury PRF 12/1/2010@100)/(Original Issue Yield: 5.58%), 12/1/2024	2,110,420
2,070,000		Little Miami, OH Local School District, LT GO School Improvement Bonds (Series 2006), 5.25% (FSA INS)/(United States Treasury PRF 12/1/2016@100), 12/1/2030	2,261,930
1,500,000		Lorain County, OH, Health Care Facilities Revenue Refunding Bonds (Series 1998A), 5.25% (Kendal at Oberlin)/(Original Issue Yield: 5.53%), 2/1/2021	1,488,525
1,000,000		Lorain County, OH, Hospital Revenue Refunding & Improvement Bonds, 5.25% (Catholic Healthcare Partners)/(Original Issue Yield: 5.52%), 10/1/2033	1,016,070
1,500,000		Lucas County, OH, Health Care Facilities Refunding & Improvement Revenue Bonds (Series 2000A), 6.625% (Sunset Retirement Community, Inc.)/(Original Issue Yield: 6.75%), 8/15/2030	1,560,675
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$355,000		Mansfield City School District, OH, UT GO Bonds, 5.75% (United States Treasury PRF 6/1/2010@100)/(Original Issue Yield: 5.75%), 12/1/2021	$374,032
1,000,000		Marysville, OH Wastewater Treatment System, Revenue Bonds (Series 2007), 4.75% (XL Capital Assurance Inc. INS), 12/1/2047	958,450
1,000,000		Medina County, OH Library District, UT GO Bonds, 5.25% (FGIC INS), 12/1/2023	1,046,840
1,000,000		Miami County, OH, Hospital Facilities Revenue & Refunding Bonds (Series 2006), 5.25% (Upper Valley Medical Center, OH), 5/15/2021	998,950
400,000		Montgomery County, OH Health Care Facilities, Revenue Refunding Bonds, 5.50% (Franciscan Health Care)/(United States Treasury PRF 1/1/2010@100)/(Original Issue Yield: 5.551%), 7/1/2018	411,376
1,000,000		Montgomery County, OH, MFH Revenue Bonds (Series 2005), 4.95% (Chevy Chase Apartments)/(GTD by FHLMC), 11/1/2035	977,840
1,415,000		Oak Hills, OH Local School District, UT GO Bonds, 5.00% (FSA INS), 12/1/2025	1,458,299
1,035,000		Ohio HFA, Residential Mortgage Revenue Bonds (Series 2002 A-1), 5.30% (GTD by GNMA Home Mortgage Program COL), 9/1/2022	1,039,544
2,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2002A), 6.00% (Cleveland Electric Illuminating Co.), 12/1/2013	2,512,800
2,000,000		Ohio State Higher Educational Facilities Commission, Higher Education Facility Revenue Bonds (Series 2006), 5.00% (Kenyon College, OH), 7/1/2041	2,002,700
1,000,000		Ohio State Higher Educational Facilities Commission, Higher Educational Facility Revenue Bonds, 5.125% (Oberlin College), 10/1/2024	1,027,650
1,875,000		Ohio State Higher Educational Facilities Commission, Hospital Revenue Bonds (Series 2007A), 5.25% (University Hospitals Health System, Inc.), 1/15/2046	1,853,494
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2002B), 5.50% (Case Western Reserve University, OH), 10/1/2022	1,081,720
1,510,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006), 5.00% (University of Dayton)/(AMBAC INS), 12/1/2030	1,553,835
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds (Series 2006A), 4.60% (Franciscan University of Steubenville)/(Radian Asset Assurance INS), 5/1/2031	874,420
2,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (College of Wooster), 9/1/2020	2,053,040
1,500,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (John Carroll University, OH), 4/1/2032	1,479,045
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Otterbein College)/(CDC IXIS Financial Guaranty N.A. INS), 12/1/2035	1,014,780
1,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (University of Dayton)/(AMBAC INS), 12/1/2027	1,021,260
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$500,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College), 12/1/2021	$521,695
1,070,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.53%), 12/1/2023	1,112,040
610,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.50% (Baldwin-Wallace College)/(Original Issue Yield: 5.61%), 12/1/2024	632,936
2,000,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.85% (John Carroll University, OH)/(Original Issue Yield: 6.05%), 4/1/2020	2,102,260
750,000		Ohio State Higher Educational Facilities Commission, Revenue Bonds, 5.00% (Mount Union College), 10/1/2031	742,710
2,000,000		Ohio State University, General Receipts Revenue Bonds (Series 2003B), 5.25%, 6/1/2023	2,096,260
2,000,000		Ohio State Water Development Authority, PCRBs, 5.10%, 12/1/2022	2,122,620
250,000		Ohio State, UT GO Bonds (Series B), 5.25% (United States Treasury PRF 2/1/2008@101)/(Original Issue Yield: 4.94%), 2/1/2012	254,043
1,000,000		Ohio Waste Development Authority Solid Waste, Revenue Bonds (Series 2002), 4.85% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2007	1,000,020
1,835,000		Otsego, OH Local School District, Construction & Improvement UT GO Bonds, 5.00% (United States Treasury PRF 12/1/2014@100)/(Original Issue Yield: 5.15%), 12/1/2028	1,969,689
1,000,000		Parma, OH, Hospital Improvement and Refunding Revenue Bonds, 5.375% (Parma Community General Hospital Association)/(United States Treasury PRF 11/1/2008@101)/ (Original Issue Yield: 5.45%), 11/1/2029	1,027,790
500,000		Port Authority for Columbiana County, OH, Solid Waste Facility Revenue Bonds (Series 2004A), 7.25% (Apex Environmental LLC)/(Original Issue Yield: 7.30%), 8/1/2034	517,115
1,000,000		Portage County, OH Board of County Hospital Trustees, Hospital Revenue Bonds (Series 1999), 5.75% (Robinson Memorial Hospital)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2019	1,048,500
1,000,000		Ravenna, OH City School District, UT GO Bonds (Series 2006), 5.00% (FSA INS), 1/15/2031	1,028,080
1,500,000		Rickenbacker, OH Port Authority, Capital Funding Revenue Bonds (Series 2002A), 5.375% (OASBO Expanded Asset Pooled Financing Program)/(Original Issue Yield: 5.60%), 1/1/2032	1,563,435
2,000,000		Springboro, OH Community School District, School Improvement UT GO Bonds, 5.00% (MBIA Insurance Corp. INS)/(United States Treasury PRF 6/10/2014@100)/(Original Issue Yield: 5.03%), 12/1/2032	2,137,920
1,000,000		Steubenville, OH, Hospital Facilities Revenue Refunding & Improvement Bonds, 6.375% (Trinity Health System Obligated Group)/(United States Treasury PRF 10/1/2010@100) (Original Issue Yield: 6.55%), 10/1/2020	1,075,720
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Ohio--continued
$500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2004C), 6.375% (Northwest Ohio Bond Fund), 11/15/2032	$524,625
850,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds (Series 2005C), 5.125% (Northwest Ohio Bond Fund), 11/15/2025	817,334
1,500,000		Toledo-Lucas County, OH Port Authority, Revenue Bonds, 6.45% (CSX Corp.), 12/15/2021	1,667,985
1,375,000		Toledo-Lucas County, OH Port Authority, Special Assessment Revenue Bonds, 5.25% (Crocker Park Public Improvement Project)/(Original Issue Yield: 5.37%), 12/1/2023	1,398,829
2,000,000		Tuscarawas County, OH, Hospital Facilities Revenue Bonds, 5.75% (Union Hospital)/(Radian Asset Assurance INS), 10/1/2026	2,058,340
100,000		University of Cincinnati, OH, General Receipts Revenue Bond (Series AO), 5.75% (United States Treasury PRF 12/1/2009@101)/(Original Issue Yield: 5.90%), 6/1/2019	105,301
1,025,000		University of Cincinnati, OH, General Receipts Revenue Bonds (Series 2004D), 5.00% (AMBAC INS), 6/1/2026	1,049,087
1,000,000		Warrensville Heights, OH School District, UT GO Bonds, 5.75% (FGIC INS)/(Original Issue Yield: 5.83%), 12/1/2024	1,061,880
1,995,000		Waynesville, OH Health Care Facilities, Revenue Bonds (Series 2001A), 5.70% (Quaker Heights Project)/(GTD by GNMA Home Mortgage Program COL), 2/20/2043	2,072,725
		TOTAL	112,688,407
		Puerto Rico--3.5%
785,000	[1,2]	Puerto Rico Electric Power Authority, Drivers (Series 1817), 3.8328% (FSA INS), 1/1/2015	743,269
1,000,000		Puerto Rico Government Development Bank (GDB), Senior Notes (Series 2006B), 5.00%, 12/1/2017	1,041,270
990,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Cogeneration Facility Revenue Bonds (Series 2000A), 6.625% (AES Puerto Rico Project)/(Original Issue Yield: 6.65%), 6/1/2026	1,052,360
470,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2026	448,704
1,000,000		Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Revenue Bonds (Series 2006), 5.00% (Ana G. Mendez University System), 3/1/2036	921,720
		TOTAL	4,207,323
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Virgin Islands--0.2%
$305,000		Virgin Islands HFA, SFM Revenue Refunding Bonds (Series A), 6.50% (GNMA COL)/ (Original Issue Yield: 6.522%), 3/1/2025	$305,183
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $114,981,193)	117,200,913
		SHORT-TERM MUNICIPALS--0.7% [3]
		Ohio--0.5%
600,000		Hamilton County, OH Hospital Facilities Authority, (Series 1999A) Weekly VRDNs (Drake Center, Inc.)/(U.S. Bank, N.A. LOC), 3.970%, 9/6/2007	600,000
		Puerto Rico--0.2%
250,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.730%, 9/5/2007	250,000
		TOTAL SHORT-TERM MUNICIPALS (AT AMORTIZED COST)	850,000
		TOTAL INVESTMENTS--98.0% (IDENTIFIED COST $115,831,193) [4]	118,050,913
		OTHER ASSETS AND LIABILITIES - NET--2.0%	2,358,164
		TOTAL NET ASSETS--100%	$120,409,077

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.0% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $743,269, which represented 0.6% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At August 31, 2007, these liquid restricted securities amounted to $743,269, which represented 0.6% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $115,828,596.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHLMC	--Federal Home Loan Mortgage Corporation
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HFA	--Housing Finance Authority
INS	--Insured
LIQ	--Liquidity Agreement
LOC	--Letter of Credit
LT	--Limited Tax
MFH	--Multi-Family Housing
PCR	--Pollution Control Revenue
PCRBs	--Pollution Control Revenue Bonds
PRF	--Prerefunded
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Total investments in securities, at value (identified cost $115,831,193)		$118,050,913
Cash		39,567
Income receivable		1,576,293
Receivable for investments sold		2,706,210
Receivable for shares sold		257,693
TOTAL ASSETS		122,630,676
Liabilities:
Payable for investments purchased	$992,440
Payable for shares redeemed	973,542
Income distribution payable	195,534
Payable for distribution services fee (Note 5)	15,488
Payable for shareholder services fee (Note 5)	25,204
Accrued expenses	19,391
TOTAL LIABILITIES		2,221,599
Net assets for 10,799,169 shares outstanding		$120,409,077
Net Assets Consist of:
Paid-in capital		$120,717,604
Net unrealized appreciation of investments		2,219,720
Accumulated net realized loss on investments and futures contracts		(2,369,588)
Distributions in excess of net investment income		(158,659)
TOTAL NET ASSETS		$120,409,077
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Net asset value per share ($120,409,077 ÷ 10,799,169 shares outstanding), no par value, unlimited shares authorized		$11.15
Offering price per share (100/99.00 of $11.15) [1]		$11.26
Redemption proceeds per share (99.00/100 of $11.15) [1]		$11.04

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2007

Investment Income:
Interest			$6,021,458
Expenses:
Investment adviser fee (Note 5)		$487,280
Administrative personnel and services fee (Note 5)		150,000
Custodian fees		5,520
Transfer and dividend disbursing agent fees and expenses		62,913
Directors'/Trustees' fees		3,258
Auditing fees		18,507
Legal fees		9,062
Portfolio accounting fees		52,750
Distribution services fee (Note 5)		487,280
Shareholder services fee (Note 5)		296,934
Share registration costs		19,810
Printing and postage		22,284
Interest and trust expenses (Note 2)		21,984
Insurance premiums		6,618
Miscellaneous		1,826
TOTAL EXPENSES		1,646,026
Waivers (Note 5):
Waiver of investment adviser fee	$(193,418)
Waiver of administrative personnel and services fee	(23,781)
Waiver of distribution services fee	(304,550)
TOTAL WAIVERS		(521,749)
Net expenses			1,124,277
Net investment income			4,897,181
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(208,242)
Net change in unrealized appreciation of investments			(3,327,013)
Net realized and unrealized loss on investments			(3,535,255)
Change in net assets resulting from operations			$1,361,926

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,897,181	$4,530,142
Net realized gain (loss) on investments and futures contracts	(208,242)	9,017
Net change in unrealized appreciation/depreciation of investments and futures contracts	(3,327,013)	(1,544,647)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,361,926	2,994,512
Distributions to Shareholders:
Distributions from net investment income	(4,926,450)	(4,565,880)
Share Transactions:
Proceeds from sale of shares	21,882,864	14,836,628
Proceeds from shares issued in connection with the tax-free transfer of assets from Sky Trust Tax-Exempt Ohio Fund	--	19,681,635
Net asset value of shares issued to shareholders in payment of distributions declared	2,530,481	2,343,923
Cost of shares redeemed	(18,503,065)	(17,980,554)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	5,910,280	18,881,632
Change in net assets	2,345,756	17,310,264
Net Assets:
Beginning of period	118,063,321	100,753,057
End of period (including distributions in excess of net investment income of $(158,659) and $(127,764), respectively)	$120,409,077	$118,063,321

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2007

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of the Federated Ohio Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers one class of Shares: Class F Shares. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax) and the personal income taxes imposed by the state of Ohio and Ohio municipalities. Interest income from the Fund's investments may be subject to the federal alternative minimum tax (AMT) for individuals and corporations.

On February 24, 2006, the Fund received assets from Sky Trust Tax-Exempt Ohio Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Sky Trust Tax-Exempt Ohio Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of Sky Trust Tax-Exempt Ohio Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,711,447	$19,681,635	$190,227	$103,335,293	$19,681,635	$123,016,928

1 Unrealized appreciation is included in the Sky Trust Tax-Exempt Ohio Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  for investments in other open-end registered investment companies, based on net asset value (NAV);
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors; and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable-rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund, that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investments, and the related floating rate notes reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At August 31, 2007, the Fund held no investments in secondary inverse floater structures. The Fund recorded interest and trust expenses of $21,984 for these investments for the year ended August 31, 2007.

While these inverse floaters structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically sell financial futures contracts to manage duration and to potentially reduce transaction costs. Upon entering into financial futures contracts with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended August 31, 2007, the Fund had no net realized gains or losses on futures contracts.

At August 31, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

Year Ended August 31	2007	2006
Shares sold	1,907,387	1,296,150
Shares issued in connection with the tax-free transfer of assets from Sky Trust Tax-Exempt Ohio Fund	--	1,711,447
Shares issued to shareholders in payment of distributions declared	221,530	205,289
Shares redeemed	(1,619,208)	(1,574,047)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	509,709	1,638,839

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments of secondary inverse floater structures and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Undistributed Net Investment Income (Loss)	Accumulated Net Realized Loss
$(1,626)	$1,626

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$4,926,450	$4,565,880

As of August 31, 2007, the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(158,659)
Net unrealized appreciation	$2,222,317
Capital loss carryforwards and deferrals	$(2,372,186)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At August 31, 2007, the cost of investments for federal tax purposes was $115,828,596. The net unrealized appreciation of investments for federal tax purposes was $2,222,317. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,335,584 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,113,267.

At August 31, 2007, the Fund had a capital loss carryforward of $2,138,477 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$405,145
2009	$598,494
2010	$ 69,375
2011	$ 87,412
2012	$176,880
2013	$621,142
2014	$180,029

Under current tax regulations, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2007, for federal income tax purposes, post October losses of $233,709 were deferred to September 1, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2007, the Adviser voluntarily waived $193,418 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended August 31, 2007, the net fee paid to FAS was 0.104% of average daily net assets of the Fund. FAS waived $23,781 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class F Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund's Class F Shares may incur distribution expenses of 0.40% of average daily net assets, annually, to compensate FSC. For the year ended August 31, 2007, FSC voluntarily waived $304,550 of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2007, FSC retained $182,730 of fees paid by the Fund.

Sales Charges

For the year ended August 31, 2007, FSC retained $12,230 of contingent deferred sales charges relating to redemptions of Class F Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class F Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended August 31, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended August 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $35,600,000 and $35,385,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee, but excluding interest and trust expenses (referenced in Note 2)) paid by the Fund's Class F Shares (after the voluntary waivers and reimbursements) will not exceed 0.90% for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations for the year ended August 31, 2007, were as follows:

Purchases	$21,016,384
Sales	$15,947,139

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2007, 38.1% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 8.6% of total investments.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" (FAS 157) which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2007, 100.0% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED OHIO MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Ohio Municipal Income Fund, a series of Federated Municipal Securities Income Trust, as of August 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 1, 2005, were audited by other independent registered public accountants whose report thereon dated October 18, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Federated Ohio Municipal Income Fund as of August 31, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
October 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/ Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Began Serving	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 1990	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Began Serving	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Mary Jo Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations: J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of the Fund's Adviser in January 2005 and serves as a Vice President of the Fund's Adviser from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED OHIO MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

For both the one and three year periods ending December 31, 2006, the Fund's performance was above the median of the relevant peer group.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of break-points in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Ohio Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923609

28994 (10/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

Federated
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund

Established 1990

A Portfolio of Federated Municipal Securities Income Trust

ANNUAL SHAREHOLDER REPORT

August 31, 2007

Class A Shares
Class B Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
PORTFOLIO OF INVESTMENTS
STATEMENT OF ASSETS AND LIABILITIES
STATEMENT OF OPERATIONS
STATEMENT OF CHANGES IN NET ASSETS
NOTES TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF TRUSTEES AND TRUST OFFICERS
EVALUATION AND APPROVAL OF ADVISORY CONTRACT
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$11.63	$11.81	$11.71	$11.51	$11.70
Income From Investment Operations:
Net investment income	0.50	0.52	0.54	0.54	0.54
Net realized and unrealized gain(loss) on investments, futures contracts and swap contracts	(0.41)	(0.17)	0.10	0.19	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.09	0.35	0.64	0.73	0.35
Less Distributions:
Distributions from net investment income	(0.50)	(0.53)	(0.54)	(0.53)	(0.54)
Net Asset Value, End of Period	$11.22	$11.63	$11.81	$11.71	$11.51
Total Return [2]	0.70%	3.03%	5.58%	6.46%	3.04%

Ratios to Average Net Assets:
Net expenses [3]	0.82%	0.86%	0.83%	0.80%	0.80%
Net investment income	4.34%	4.49%	4.55%	4.63%	4.58%
Expense waiver/reimbursement [4]	0.09%	0.09%	0.11%	0.10%	0.09%
Supplemental Data:
Net assets, end of period (000 omitted)	$282,386	$263,534	$209,005	$200,023	$210,429
Portfolio turnover	23%	17%	12%	9%	17%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes 0.07%, 0.11%, 0.08%, 0.05% and 0.05%, respectively, of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

Year Ended August 31	2007	2006 [1]	2005	2004	2003
Net Asset Value, Beginning of Period	$11.63	$11.81	$11.71	$11.51	$11.70
Income From Investment Operations:
Net investment income	0.41	0.43	0.45	0.45	0.45
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.41)	(0.18)	0.10	0.19	(0.19)
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.25	0.55	0.64	0.26
Less Distributions:
Distributions from net investment income	(0.41)	(0.43)	(0.45)	(0.44)	(0.45)
Net Asset Value, End of Period	$11.22	$11.63	$11.81	$11.71	$11.51
Total Return [2]	(0.08)%	2.23%	4.77%	5.65%	2.26%

Ratios to Average Net Assets:
Net expenses [3]	1.59%	1.63%	1.60%	1.57%	1.57%
Net investment income	3.56%	3.73%	3.78%	3.85%	3.81%
Expense waiver/reimbursement [4]	0.08%	0.09%	0.09%	0.08%	0.07%
Supplemental Data:
Net assets, end of period (000 omitted)	$34,860	$47,213	$59,770	$65,748	$70,339
Portfolio turnover	23%	17%	12%	9%	17%

1 Beginning with the year ended August 31, 2006, the Fund was audited by KPMG LLP. The previous years were audited by another independent registered public accounting firm.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.

3 Includes 0.07%, 0.11%, 0.08%, 0.05% and 0.05%, respectively, of interest and trust expenses related to the Fund's participation in certain inverse floater structures.

4 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; and to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2007 to August 31, 2007.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading titled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 3/1/2007	Ending Account Value 8/31/2007	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$ 980.80	$4.04
Class B Shares	$1,000	$ 977.00	$ 7.87
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,021.12	$4.13
Class B Shares	$1,000	$1,017.24	$8.03

1 Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized net expense ratios are as follows:

Class A Shares	0.81%
Class B Shares	1.58%

Management's Discussion of Fund Performance

The fund's total return, based on net asset value, for the 12-month reporting period was 0.70% for the fund's Class A Shares and (0.08)% for the fund's Class B Shares. The total return of the Lehman Brothers Municipal Bond Index ("LBMB"), 1 the fund's benchmark index, was 2.30% during the 12-month reporting period. The fund's total return reflected actual cash flows, transaction costs and other expenses, which were not reflected in the total return of the LBMB. The fund's investment strategy focused on: (a) the effective duration 2 of its portfolio (which indicates the portfolio's sensitivity to changes in interest rates); 3 (b) the selection of securities with different maturities (expressed by a yield curve showing the relative yield of similar securities with different maturities); c) the allocation of the portfolio among securities of similar issuers (referred to as sectors); and (d) the credit quality of portfolio securities which indicates the risk that securities may default. These were the most significant factors affecting the fund's performance relative to the LBMB.

The following discussion will focus on the performance of the fund's Class A Shares. The 0.70% total return of the fund's Class A Shares, based on NAV for the reporting period, consisted of 4.23% of tax-exempt dividends and (3.53)% depreciation in the net asset value of the shares. 4

1 The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the fund's performance. The index is unmanaged and unlike the fund, is not affected by cash flows. It is not possible to invest directly in an index.

2 Duration is a measure of a security's price sensitivity to changes in interest rates. Securities with longer durations are more sensitive to changes in interest rates than securities with shorter durations.

3 Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause a decline in their prices.

4 Income may be subject to the federal alternative minimum tax.

MARKET OVERVIEW

The 12-month reporting period appeared to be volatile with distinct periods of differing market conditions. The first three quarters of the reporting period reflected moderate economic growth, sustained inflation pressures as the global economy continued to indicate strength and high levels of resource utilization. As a result, the Federal Reserve Board (the "Fed") maintained the Federal Funds Target Rate at 5.25% and maintained an inflation risk bias. This led to a trend of moderately higher interest rates and an environment in which tax-exempt municipal credit spreads continued to tighten (i.e., the yield difference between "AAA" rated tax-exempt municipal bonds and bonds of lower credit quality and similar maturity decreased). However, towards the end of the 12-month reporting period, conditions in the market for sub-prime mortgages and related instruments, including segments of the asset backed commercial paper market, appeared to deteriorate sharply. This led to continued volatile financial market conditions and an increased investor preference for more risk averse assets as well as revisions in expectations concerning the Fed's policy.

Long-term interest rates (based on the ten-year Treasury security), peaked at 5.30% in June of 2007 and declined to a low of 4.43% at the end of the 12-month reporting period. Interest rates showed some volatility as the tax-exempt bond market appeared to attempt to determine the extent of the impact of the U.S. economy and the Fed's intentions concerning short-term interest rates. During the 12-month reporting period, the housing sector continued to remain a drag on economic growth and continued to represent a significant downside risk to the economy.

During the 12-month reporting period, the tax-exempt municipal bond market was not immune from the events in the housing and mortgage markets. A significant reprising of credit risk and drying up of liquidity resulted in a widening of tax-exempt municipal credit spreads and the tax-exempt municipal yield curve becoming steeper; long-term interest rates rose more than short-term interest rates. The tax-exempt municipal yield curve becoming steeper means that securities provided higher incremental income or yield as maturities became longer.

During the reporting period, demand for Pennsylvania tax-exempt bonds remained strong and contributed to solid relative price performance. Pennsylvania continued to become a more diversified regional economy that was less reliant on manufacturing. The Commonwealth of Pennsylvania and local general obligation issuers, such as school districts, cities and counties have seen some improvement in their fiscal situations as tax revenues have increased over the period. However, a continued lack of economic development has limited an expansion of the revenue base inside the Commonwealth. A credit positive for the state continued to be its low debt burden and lack of reliance on short-term borrowings. The introduction of gaming into the Commonwealth and the revenue it has generated was a credit positive over the longer term.

DURATION AND YIELD CURVE/MATURITY

As determined at the end of the 12-month reporting period, the fund's dollar-weighted average duration was 4.6 years. Duration management remained a significant component of the fund's investment strategy; however, as a result of the credit and liquidity-driven market events during the 12-month reporting period, duration contributes to fund performance as significantly as sector selection and credit quality. The shorter a fund's duration is relative to an index, the less its net asset value will react as interest rates change. The fund adjusted duration relative to the LBMB, its benchmark index, several times over the 12-month reporting period to seek to take advantage of expectations concerning short-term interest rate movements. The fund attempted to maintain duration equal to the duration of the LBMB and the fund's peer groups, as interest rates were volatile during the 12-month reporting period.

SECTOR

During the 12-month reporting period, the fund allocated more of its portfolio to securities issued by hospitals, industrial development projects and higher education institutions. The fund also allocated less of its portfolio to general obligation bonds issued by cities, states and school districts. These allocations hurt the fund's performance due to the widening of credit spreads within these sectors and the demand by investors for the higher relative quality of pre-refunded and general obligation bonds. The fund did allocate more of the portfolio to pre-refunded, tax-exempt municipal bonds (bonds for which the principal and interest payments are secured or guaranteed by cash or U.S. Treasury securities held in an escrow account). The exposure to pre-refunded bonds had a positive impact on performance due to the lower price volatility exhibited by pre-refunded bonds as compared to other sectors. The municipal bond insurance companies that had insured mortgage-backed related securities also experienced credit weakening as the housing market deteriorated during the period. This had a negative price impact on tax-exempt municipal bonds owned by the fund that are insured by municipal bond insurers such as Radian Assurance and American Capital Access.

CREDIT QUALITY

Although there was no appreciable change in fundamental credit quality of the fund's investments over the 12-month reporting period, both the desire for more risk averse investments by investors and the negative impact on market liquidity resulted in underperformance of bonds rated "BBB" relative to bonds rated in the higher-rating categories. With the increase in credit spreads in the second half of the 12-month reporting period, and the widening of credit spreads to a greater extent for "BBB" rated (or comparable quality) debt, 5 the fund's overweight, relative to the LBMB, in "BBB" rated debt during the 12-month reporting period negatively impacted the fund's performance as the yield on "BBB" rated debt increased to a greater extent than for other investment-grade securities.

5 Investment-grade securities are securities that are rated at least "BBB" or unrated securities of a comparable quality. Noninvestment-grade securities are securities that are not rated at least "BBB" or unrated securities of a comparable quality. Credit ratings are an indication of the risk that a security will default. They do not protect a security from credit risk. Lower-rated bonds typically offer higher yields to help compensate investors for the increased risk associated with them. Among these risks are lower creditworthiness, greater price volatility, more risk to principal and income than with higher-rated securities and increased possibilities of default.

GROWTH OF A $10,000 INVESTMENT - CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Pennsylvania Municipal Income Fund (Class A Shares) (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 and the Lipper Pennsylvania Municipal Debt Funds Average (LPMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2007
1 Year	(3.85)%
5 Years	2.79%
10 Years	4.02%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum sales charge of 4.50%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 4.50% ($10,000 investment minus $450 sales charge = $9,550). The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LPMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

2 The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LPMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT - CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in Federated Pennsylvania Municipal Income Fund (Class B Shares) (the "Fund") from August 31, 1997 to August 31, 2007, compared to the Lehman Brothers Municipal Bond Index (LBMB), 2 and the Lipper Pennsylvania Municipal Debt Funds Average (LPMDFA). 3

Average Annual Total Return [4] for the Period Ended 8/31/2007
1 Year	(5.38)%
5 Years	2.60%
10 Years	3.86%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns shown include the maximum contingent deferred sales charge of 5.50% as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The maximum contingent deferred sales charge is 5.50% on any redemption less than one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The LBMB and LPMDFA have been adjusted to reflect reinvestment of dividends on securities in the index and average. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index or an average.

2 The LBMB is an unmanaged market value-weighted index for the long-term, tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed-rate, have an issue date after December 31, 1990 and must be at least one year from their maturity date. The LBMB is not adjusted to reflect sales charges, expenses and other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The index is unmanaged and unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

3 The LPMDFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the respective category. These total returns are reported net of expenses and other fees that the SEC requires to be reflected in a mutual fund's performance.

4 Total returns quoted reflect all applicable contingent deferred sales charges.

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400.

Portfolio of Investments Summary Table

At August 31, 2007, the Fund's sector composition 1 was as follows:

Sector Composition	Percentage of Total Net Assets
Insured	42.8%
Refunded	18.7%
Education	8.9%
Hospital	8.2%
Senior Care	4.3%
Industrial Development Bond/Pollution Control Revenue	3.4%
Single Family Housing	3.1%
Resource Recovery	1.8%
General Obligation--Local	0.9%
Special Tax	0.9%
Other [2]	2.8%
Other Assets and Liabilities--Net [3]	4.2%
TOTAL	100.0%

1 Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund's adviser. For securities that have been enhanced by a third party (other than a bond insurer), such as a guarantor, sector classifications are based upon the economic sector and/or revenue source of the third party as determined by the Fund's adviser. Securities that are insured by a bond insurer are assigned to the "Insured" sector. Refunded securities are those whose debt service is paid from escrowed assets, usually U.S. government securities.

2 For purposes of this table, sector classifications constitute 93.0% of the Fund's total net assets. Remaining sectors have been aggregated under the designation "Other."

3 Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.

Portfolio of Investments

August 31, 2007

Principal Amount			Value
		MUNICIPAL BONDS--95.1%
		Pennsylvania--94.3%
$1,500,000		Allegheny County Redevelopment Authority, Tax Increment Bonds (Series 2000A), 6.30% (Waterfront Project)/(United States Treasury PRF 12/15/2010@101), 12/15/2018	$1,618,395
4,250,000		Allegheny County, PA Airport Authority, Airport Revenue Refunding Bonds (Series 1999), 6.125% (Pittsburgh International Airport)/(FGIC INS), 1/1/2017	4,478,522
2,500,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2000B), 9.25% (West Penn Allegheny Health System)/(United States Treasury PRF 11/15/2010@102)/(Original Issue Yield: 9.70%), 11/15/2030	2,951,200
2,315,000		Allegheny County, PA HDA, Health System Revenue Bonds (Series 2007A), 5.375% (West Penn Allegheny Health System), 11/15/2040	2,157,071
2,000,000		Allegheny County, PA HDA, Refunding Revenue Bonds (Series 1998A), 5.125% (Jefferson Regional Medical Center, PA)/(Original Issue Yield: 5.34%), 5/1/2023	1,950,440
2,000,000		Allegheny County, PA HDA, Revenue Bonds, 5.50% (Catholic Health East)/(Original Issue Yield: 5.60%), 11/15/2032	2,031,440
1,500,000		Allegheny County, PA HDA, Revenue Bonds, 5.375% (Ohio Valley General Hospital, PA)/(Original Issue Yield: 5.50%), 1/1/2018	1,507,545
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002A), 5.95% (Chatham College)/(Original Issue Yield: 5.97%), 3/1/2032	1,026,120
1,000,000		Allegheny County, PA Higher Education Building Authority, Revenue Bonds (Series 2002B), 5.25% (Chatham College)/(Original Issue Yield: 5.35%), 11/15/2016	1,000,790
2,200,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds (Series 2006A), 4.75% (Robert Morris University), 2/15/2026	1,988,866
250,000		Allegheny County, PA Higher Education Building Authority, University Revenue Bonds, 5.125% (Carnegie Mellon University)/(Original Issue Yield: 5.39%), 3/1/2032	253,455
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000	[1]	Allegheny County, PA IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	$1,010,350
3,185,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.50% (Marathon Oil Corp.), 12/1/2029	3,204,779
1,250,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 1998), 5.60% (Marathon Oil Corp.), 9/1/2030	1,253,113
1,385,000		Allegheny County, PA IDA, Environmental Improvement Refunding Revenue Bonds (Series 2005), 5.50% (United States Steel Corp.), 11/1/2016	1,423,323
1,500,000		Allegheny County, PA IDA, Health Care Facilites Revenue Refunding Bonds (Series 1998), 5.75% (Presbyterian SeniorCare-Westminister Place Project), 1/1/2023	1,496,835
900,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2001), 6.60% (Residential Resources Inc. Project)/(United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 6.75%), 9/1/2031	993,996
1,000,000		Allegheny County, PA IDA, Lease Revenue Bonds (Series 2006), 5.125% (Residential Resources Inc. Project), 9/1/2031	944,010
3,000,000		Allegheny County, PA Port Authority, Special Revenue Transportation Bonds (Series 1999), 6.00% (United States Treasury PRF 3/1/2009@101)/(Original Issue Yield: 6.05%), 3/1/2019	3,126,960
455,000		Allegheny County, PA Residential Finance Authority, SFM Revenue Bonds (Series 2001KK-1), 5.375% (GNMA Home Mortgage Program COL GTD), 5/1/2022	458,999
320,000		Allegheny County, PA Residential Finance Authority, SFM Revenue Bonds (Series FF-1), 5.90% (GNMA Home Mortgage Program COL), 5/1/2020	326,912
100,000		Allegheny County, PA, UT GO Bonds (Series C-48), 4.90% (MBIA Insurance Corp. INS 10/1/2009@100)/(United States Treasury PRF 10/1/2009@100)/(Original Issue Yield: 5.03%), 10/1/2016	102,382
2,000,000		Allegheny County, PA, Refunding UT GO Notes (C-59B), 4.15% (FSA INS), 11/1/2026	1,987,180
200,000		Altoona, PA City Authority, Revenue Refunding Bonds, 4.85% (FGIC INS)/(Original Issue Yield: 4.95%), 11/1/2009	200,332
2,000,000		Bethlehem, PA Area Vocational-Technical School Authority, Guaranteed Lease Revenue Bonds (Series 1999), 5.50% (Bethlehem Area Vocational-Technical School)/(United States Treasury PRF 9/1/2009@100)/(Original Issue Yield: 5.55%), 9/1/2020	2,068,780
3,000,000		Bradford County, PA IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 4.70% (International Paper Co.), 3/1/2019	2,788,740
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,300,000		Bucks County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 6.25% (Ann's Choice, Inc.), 1/1/2035	$1,310,660
750,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States Treasury PRF 12/1/2012@101)/(Original Issue Yield: 6.12%), 10/1/2027	829,957
500,000		Bucks County, PA IDA, Revenue Bonds (Series 2002A), 6.00% (Pennswood Village)/(United States Treasury PRF 10/1/2012@101)/(Original Issue Yield: 6.16%), 10/1/2034	553,305
2,000,000		Bucks County, PA IDA, Revenue Bonds (Series 2007A), 5.00% (School Lane Charter School), 3/15/2037	1,808,940
1,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 4.90% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2008	999,710
500,000		Bucks County, PA Water & Sewer Authority, Revenue Bonds, 5.25% (Neshaminy Interceptor Sewer System)/(United States Treasury PRF 6/1/2009@100)/(Original Issue Yield: 5.30%), 6/1/2011	513,010
1,140,000		Carbon County, PA IDA, Refunding Revenue Bonds, 6.65% (Panther Creek Partners Project), 5/1/2010	1,182,146
1,055,000		Catasauqua, PA Area School District, UT GO Bonds, 5.00% (FSA INS), 2/15/2031	1,079,065
250,000		Center City District, PA, Refunding Revenue Bonds, 4.75% (AMBAC INS), 12/1/2025	251,965
1,100,000		Chester County, PA HEFA, Mortgage Refunding Revenue Bonds, 5.50% (Tel Hai Obligated Group Project)/(Original Issue Yield: 5.60%), 6/1/2025	1,077,934
2,000,000		Chester County, PA HEFA, Revenue Bonds (Series 2006), 5.00% (Devereux Foundation), 11/1/2031	1,934,500
200,000		Commonwealth of Pennsylvania, UT GO Bonds, 5.00% (MBIA Insurance Corp. INS), 6/1/2011	206,010
330,000		Conneaut, PA School District, UT GO Refunding Bonds, 4.90% (FSA INS)/(Original Issue Yield: 5.00%), 5/1/2009	336,435
1,000,000		Crawford County, PA Hospital Authority, Senior Living Facilities Revenue Bonds (Series 1999), 6.125% (Wesbury United Methodist Community Obligated Group)/(Original Issue Yield: 6.32%), 8/15/2019	1,017,230
1,250,000		Cumberland County, PA Municipal Authority, College Revenue Bonds (Series A), 5.50% (Dickinson College)/(United States Treasury PRF 11/1/2010@100)/(Original Issue Yield: 5.70%), 11/1/2025	1,316,962
1,000,000		Cumberland County, PA Municipal Authority, Retirement Community Revenue Bonds (Series 2002A), 7.125% (Wesley Affiliated Services, Inc. Obligated Group)/(United States Treasury PRF 1/1/2013@101)/(Original Issue Yield: 7.40%), 1/1/2025	1,146,660
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$3,500,000		Cumberland County, PA Municipal Authority, Revenue Bonds (Series 2007A), 5.00% (Diakon Lutheran Social Ministries), 1/1/2036	$3,226,440
2,650,000		Delaware County, PA Authority, College Revenue Refunding Bonds (Series 1998A), 5.375% (Neumann College)/(Original Issue Yield: 5.48%), 10/1/2018	2,657,473
495,000		Delaware County, PA Authority, Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.95%), 7/1/2019	507,405
2,305,000		Delaware County, PA Authority, Revenue Bonds (Series 1999), 5.75% (Cabrini College)/(United States Treasury PRF 7/1/2009@100)/(Original Issue Yield: 5.95%), 7/1/2019	2,386,228
2,875,000		Delaware County, PA Authority, Revenue Bonds, 5.00% (Elwyn, Inc.)/(Radian Asset Assurance INS), 6/1/2022	2,821,841
750,000		Delaware County, PA, UT GO Bonds, 5.125%, 10/1/2010	771,675
1,000,000		Delaware River Joint Toll Bridge Commission, Pennsylvania-New Jersey Bridge System Revenue Bonds (Series 2003), 5.25%, 7/1/2020	1,075,170
1,500,000		Delaware River Port Authority Revenue, Revenue Bonds (Series 1999), 6.00% (FSA INS), 1/1/2019	1,572,240
2,000,000		Delaware River Port Authority Revenue, Revenue Bonds, 6.00% (FSA INS), 1/1/2018	2,096,320
10,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1997B), 5.60% (AMBAC INS), 7/1/2017	11,054,000
1,000,000		Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 1998A), 5.50% (AMBAC INS), 8/1/2028	1,108,590
2,000,000		Delaware Valley, PA Regional Finance Authority, Revenue Bonds, 5.75%, 7/1/2017	2,227,880
4,100,000		Erie County, PA Hospital Authority, Health Facilities Revenue Bonds (Series 1999), 5.90% (St. Mary's Home of Erie)/(United States Treasury PRF 8/15/2009@100)/(Original Issue Yield: 6.05%), 8/15/2019	4,265,435
1,500,000		Erie County, PA Hospital Authority, Revenue Bonds (Series 2006), 5.00% (Hamot Health Foundation)/(CDC IXIS Financial Guaranty N.A. INS), 11/1/2035	1,508,280
1,000,000		Erie County, PA Hospital Authority, Revenue Bonds (Series 2007), 5.00% (Hamot Health Foundation)/(CDC IXIS Financial Guaranty N.A. INS), 11/1/2037	1,005,480
570,000		Erie, PA Higher Education Building Authority, College Revenue Refunding Bonds (Series 2004B), 5.00% (Mercyhurst College)/(Original Issue Yield: 5.11%), 3/15/2023	552,621
2,230,000		Erie, PA Higher Education Building Authority, Revenue Bonds (Series 2007 GG3), 5.00% (Gannon University)/(Radian Asset Assurance INS), 5/1/2032	2,091,718
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,765,000	[1,2]	Geisinger Authority, PA Health System, Drivers (Series 1834), 4.509% (Geisinger Health System), 2/1/2015	$2,204,175
420,000		Grove City Area Hospital Authority, Revenue Bonds, 5.25% (United Community Hospital)/(American Capital Access INS)/(Original Issue Yield: 5.30%), 7/1/2012	421,974
1,500,000	[1]	Harrisburg, PA Authority, University Revenue Bonds (Series 2006A), 5.40% (Harrisburg University of Science & Technology), 9/1/2016	1,496,835
2,000,000		Indiana County, PA IDA, Refunding Revenue Bonds, 5.00% (Indiana University of PA)/(AMBAC INS), 11/1/2029	2,032,380
800,000		Jeannette Health Services Authority, PA, Hospital Revenue Bonds (Series A of 1996), 6.00% (Jeannette District Memorial Hospital)/(Original Issue Yield: 6.15%), 11/1/2018	782,760
500,000		Jim Thorpe Area School District, PA, UT GO Bonds (Series 1997AA), 5.30% (MBIA Insurance Corp. INS)/(Original Issue Yield: 5.45%), 3/15/2016	537,705
1,000,000		Lancaster County, PA Hospital Authority, Health Center Revenue Bonds (Series 2001), 5.875% (Willow Valley Retirement Communities)/(Original Issue Yield: 5.95%), 6/1/2031	1,025,540
1,000,000		Lancaster County, PA Hospital Authority, Revenue Bonds, 5.50% (Lancaster General Hospital)/(United States Treasury PRF 9/15/2013@100)/(Original Issue Yield: 5.63%), 3/15/2026	1,089,260
2,000,000		Lancaster County, PA, UT GO Bonds, (Series A), 5.80% (United States Treasury PRF 5/1/2010@100)/(Original Issue Yield: 5.84%), 5/1/2015	2,106,120
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2027	1,019,590
1,000,000		Lancaster, PA Higher Education Authority, College Revenue Bonds, 5.00% (Franklin & Marshall College), 4/15/2019	1,040,430
250,000		Lancaster, PA IDA, Revenue Bonds (Series 2000A), 7.60% (Garden Spot Village Project)/(United States Treasury PRF 5/1/2010@101)/(Original Issue Yield: 7.70%), 5/1/2022	276,455
1,000,000		Lawrence County, PA IDA, Senior Health and Housing Facilities Revenue Bonds, 7.50% (Shenango Presbyterian SeniorCare Obligated Group)/(United States Treasury PRF 11/15/2011@102)/(Original Issue Yield: 7.75%), 11/15/2031	1,146,890
1,000,000		Lebanon County, PA Health Facilities Authority, Hospital Revenue Bonds, 5.80% (Good Samaritan Hospital)/(Original Issue Yield: 5.92%), 11/15/2022	1,021,080
2,000,000		Lehigh County, PA General Purpose Authority, Hospital Revenue Bonds, 5.25% (St. Lukes Hospital of Bethlehem)/(United States Treasury PRF 8/15/2013@100)/(Original Issue Yield: 5.42%), 8/15/2023	2,146,620
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$3,000,000		Lehigh County, PA General Purpose Authority, Revenue Bonds, 4.643% (St. Lukes Hospital of Bethlehem), 8/15/2042	$2,763,720
1,000,000		Lehigh-Northampton Airport Authority, Revenue Bonds, 6.00% (Lehigh Valley Airport System)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 6.02%), 5/15/2025	1,042,390
1,000,000		Lower Merion Township, PA School District, UT GO Bonds, 4.65% (United States Treasury PRF 5/15/2008@100)/(Original Issue Yield: 4.75%), 5/15/2010	1,006,640
375,000		Lower Merion Township, PA School District, UT GO Bonds, 4.75% (United States Treasury PRF 5/15/2008@100)/(Original Issue Yield: 4.85%), 5/15/2011	377,749
1,000,000		Luzerne County, PA, UT GO Bonds, 5.625% (FGIC INS)/(Original Issue Yield: 5.78%), 12/15/2021	1,005,170
560,000		Lycoming County PA Authority, Hospital Lease Revenue Bonds (Series B), 6.50% (Divine Providence Hospital, PA)/(Original Issue Yield: 6.70%), 7/1/2022	561,613
1,000,000		Lycoming County PA Authority, Hospital Revenue Bonds, 5.50% (Divine Providence Hospital, PA)/(AMBAC INS)/(Original Issue Yield: 5.90%), 11/15/2022	1,003,010
1,000,000		McKean County, PA Hospital Authority, Hospital Revenue Bonds, 5.25% (Bradford Regional Medical Center)/(American Capital Access INS), 10/1/2030	963,690
1,000,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds (Series 2002A), 5.50% (Pocono Medical Center)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.60%), 1/1/2022	1,014,520
2,360,000		Monroe County, PA Hospital Authority, Hospital Revenue Bonds, 5.125% (Pocono Medical Center)/(United States Treasury PRF 7/1/2008@100)/ (Original Issue Yield: 5.40%), 7/1/2015	2,387,022
1,000,000		Monroe County, PA Hospital Authority, Revenue Bonds, 6.00% (Pocono Medical Center)/(United States Treasury PRF 1/1/2014@100)/(Original Issue Yield: 6.17%), 1/1/2043	1,115,000
1,500,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006), 5.00% (Arcadia University)/(Radian Asset Assurance INS), 4/1/2036	1,390,455
2,000,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds (Series 2006FF1), 5.00% (Dickinson College)/(CDC IXIS Financial Guaranty N.A. INS), 5/1/2031	2,035,060
1,250,000		Montgomery County, PA Higher Education & Health Authority Hospital, Revenue Bonds, 7.25% (Philadelphia Geriatric Center)/(United States Treasury PRF 12/1/2009@102)/(Original Issue Yield: 7.472%), 12/1/2024	1,356,800
1,000,000		Montgomery County, PA IDA, Fixed Rate Mortgage Revenue Bonds (Series 2005), 6.25% (Whitemarsh Continuing Care Retirement Community)/(Original Issue Yield: 6.375%), 2/1/2035	1,009,370
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Montgomery County, PA IDA, Revenue Bonds (Series 2006A), 5.00% (Foulkeways at Gwynedd), 12/1/2030	$912,750
1,000,000		Mount Lebanon, PA Hospital Authority, Revenue Bonds (Series 2002A), 5.625% (St. Clair Memorial Hospital)/(Original Issue Yield: 5.75%), 7/1/2032	1,020,870
500,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007@102)/(Original Issue Yield: 5.85%), 12/1/2017	512,135
2,300,000		Mt. Pleasant Borough, PA Business District Authority, Hospital Revenue Bonds (Series 1997), 5.75% (Frick Hospital)/(United States Treasury PRF 12/1/2007@102)/(Original Issue Yield: 5.90%), 12/1/2027	2,355,821
1,000,000		New Wilmington, PA Municipal Authority, Revenue Bonds (Series 2007GG4), 5.125% (Westminster College)/(Radian Asset Assurance INS), 5/1/2033	952,640
1,000,000		North Hills, PA School District, GO Bonds, (Series 2000), 5.50% (FGIC INS)/(Original Issue Yield: 5.576%), 7/15/2024	1,050,250
150,000		North Penn, PA School District, UT GO Bonds, 4.50% (FSA INS)/(Original Issue Yield: 4.60%), 9/1/2010	152,437
1,000,000		Northumberland County PA IDA, Facilities Revenue Bonds (Series 2002B), 5.50% (NHS Youth Service, Inc.)/(American Capital Access INS)/(Original Issue Yield: 5.80%), 2/15/2033	991,850
3,000,000		Norwin, PA School District, UT GO Bonds, 6.00% (FGIC INS)/(Original Issue Yield: 6.12%), 4/1/2024	3,166,890
1,000,000		Pennsylvania Convention Center Authority, Revenue Bonds, 6.70% (Escrowed In Treasuries COL)/(Original Issue Yield: 6.843%), 9/1/2016	1,142,080
1,000,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 1997B), 6.125% (National Gypsum Co.), 11/1/2027	1,015,540
1,700,000		Pennsylvania EDFA, Resource Recovery Revenue Bonds (Series A), 6.40% (Northampton Generating), 1/1/2009	1,701,003
2,000,000		Pennsylvania EDFA, Revenue Bonds (Series 1998A), 5.25% (Northwestern Human Services, Inc.)/(Original Issue Yield: 5.668%), 6/1/2028	1,814,320
1,000,000		Pennsylvania EDFA, Revenue Bonds (Series 2000), 5.90% (Dr. Gertrude A. Barber Center, Inc.)/(Radian Asset Assurance INS), 12/1/2030	1,046,240
1,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds (Series 2004A), 4.70% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2014	969,170
1,000,000		Pennsylvania EDFA, Solid Waste Disposal Revenue Bonds, Project A, 5.10% (Waste Management, Inc.), 10/1/2027	919,320
1,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2001-72A), 5.25%, 4/1/2021	1,039,200
340,000		Pennsylvania HFA, SFM Revenue Bonds, (Series 62A), 5.50%, 10/1/2022	342,992
2,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2006-92A), 4.75%, 4/1/2031	1,875,840
3,000,000		Pennsylvania HFA, SFM Revenue Bonds (Series 2006-95A), 4.90%, 10/1/2037	2,824,680
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$2,590,000		Pennsylvania State Higher Education Assistance Agency, Capital Acquisition Revenue Bonds, 6.125% (MBIA Insurance Corp. INS), 12/15/2019	$2,783,473
1,020,000		Pennsylvania State Higher Education Facilities Authority, 5.125% (Gwynedd-Mercy College)/(Radian Asset Assurance INS), 5/1/2032	973,916
1,000,000		Pennsylvania State Higher Education Facilities Authority, College Revenue Bonds (Series 2007), 5.00% (Bryn Mawr College)/(AMBAC INS), 12/1/2037	1,020,040
2,000,000		Pennsylvania State Higher Education Facilities Authority, College and University Revenue Bonds, 5.625% (University of the Arts)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.78%), 3/15/2025	2,057,720
1,500,000	[1,2]	Pennsylvania State Higher Education Facilities Authority, RITES (Series PA-1495), 4.21% (Foundation for Indiana University of Pennsylvania)/(XL Capital Assurance Inc. INS), 7/1/2039	1,410,540
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.10%), 1/15/2022	1,599,960
1,330,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003A), 5.25% (Clarion University Foundation, Inc.)/(XL Capital Assurance Inc. INS), 7/1/2018	1,394,146
1,490,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2003AA1), 5.25% (Dickinson College)/(Radian Asset Assurance INS), 11/1/2018	1,508,670
1,350,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2004A), 5.25% (Philadelphia University)/(Original Issue Yield: 5.32%), 6/1/2032	1,295,730
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2006-FF2), 5.00% (Elizabethtown College)/(Radian Asset Assurance INS), 12/15/2027	960,500
1,160,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series AA2), 5.25% (Lycoming College)/(Radian Asset Assurance INS), 11/1/2024	1,158,875
1,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series EE-1), 5.00% (York College of Pennsylvania)/(XL Capital Assurance Inc. INS), 11/1/2033	1,269,175
1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Philadelphia University)/(Original Issue Yield: 5.22%), 6/1/2035	915,910
2,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Ursinus College)/(Radian Asset Assurance INS), 1/1/2036	2,318,025
750,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.00% (Widener University), 7/15/2039	704,565
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,000,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Widener University)/(Original Issue Yield: 5.42%), 7/15/2024	$1,008,980
3,150,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 4.65% (Philadelphia College of Osteopathic Medicine)/(Original Issue Yield: 4.77%), 12/1/2028	2,955,487
450,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Lycoming College)/(Radian Asset Assurance INS), 11/1/2027	447,196
1,250,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 5.25% (Ursinus College)/(Radian Asset Assurance INS), 1/1/2027	1,242,400
2,495,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, 6.25% (Philadelphia University)/(Radian Asset Assurance INS)/(United States Treasury PRF 6/1/2010@100), 6/1/2024	2,660,394
1,500,000		Pennsylvania State Higher Education Facilities Authority, Revenue Bonds, (Series A), 6.00% (UPMC Health System)/(Original Issue Yield: 6.16%), 1/15/2031	1,593,615
1,500,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds (Series 2003A), 5.00% (California University of Pennsylvania)/(American Capital Access INS)/(Original Issue Yield: 5.08%), 7/1/2023	1,444,290
2,000,000		Pennsylvania State Higher Education Facilities Authority, Student Housing Revenue Bonds, 5.125% (Indiana University of PA)/(XL Capital Assurance Inc. INS), 7/1/2039	2,039,140
1,500,000		Pennsylvania State IDA, EDRBs (Series 2002), 5.50% (AMBAC INS), 7/1/2020	1,614,405
750,000		Pennsylvania State Public School Building Authority, Revenue Bonds, 5.00% (Career Institute of Technology)/(FGIC INS), 11/15/2028	767,272
1,000,000		Pennsylvania State Turnpike Commission, Revenue Refunding Bonds (Series S), 5.00% (FGIC INS), 6/1/2011	1,047,220
7,740,000		Pennsylvania State Turnpike Commission, Turnpike Revenue Bonds (Series 2006A), 5.00% (AMBAC INS), 12/1/2026	7,977,308
1,500,000		Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2029	1,539,780
1,000,000		Pennsylvania State University, Revenue Bonds, 5.00%, 9/1/2035	1,023,160
1,600,000		Philadelphia Authority for Industrial Development, Senior Living Revenue Bonds (Series 2005A), 5.625% (PresbyHomes Germantown/Morrisville), 7/1/2035	1,609,376
2,120,000		Philadelphia, PA Authority for Industrial Development, Lease Revenue Bonds (Series 2001B), 5.50% (FSA INS), 10/1/2021	2,245,970
Principal Amount			Value
		MUNICIPAL BONDS -- continued
		Pennsylvania--continued
$3,000,000		Philadelphia, PA Authority for IDRBs (Series 2001B), 5.25% (Philadelphia Corp. for Aging Project)/(AMBAC INS)/(Original Issue Yield: 5.43%), 7/1/2023	$3,084,300
5,000,000		Philadelphia, PA Gas Works, Revenue Bonds (Seventh Series 1998 General Ordinance), 5.00% (AMBAC INS), 10/1/2037	5,071,000
1,000,000		Philadelphia, PA Redevelopment Authority, MFH Refunding Revenue Bonds (Series 1998), 5.45% (Woodstock Mutual Homes, Inc.)/(FHA INS)/(Original Issue Yield: 5.468%), 2/1/2023	1,005,750
1,250,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.50% (Beech Student Housing Complex)/(American Capital Access INS), 7/1/2019	1,279,175
1,000,000		Philadelphia, PA Redevelopment Authority, Revenue Bonds (Series 2003A), 5.625% (Beech Student Housing Complex)/(American Capital Access INS), 7/1/2023	1,016,060
1,000,000		Philadelphia, PA School District, UT GO Bonds (Series 2002B), 5.625% (United States Treasury PRF 8/1/2012@100), 8/1/2022	1,086,250
1,490,000		Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2001A), 5.00% (FGIC INS)/(Original Issue Yield: 5.10%), 11/1/2031	1,506,107
2,610,000		Philadelphia, PA Water & Wastewater System, Revenue Bonds (Series 2001A), 5.00% (United States Treasury PRF 11/1/2012@100)/(Original Issue Yield: 5.10%), 11/1/2031	2,769,367
500,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2011	545,880
500,000		Philadelphia, PA Water & Wastewater System, Revenue Refunding Bonds, 6.25% (MBIA Insurance Corp. INS), 8/1/2012	555,585
6,500,000		Philadelphia, PA, UT GO Bonds, 5.00% (CDC IXIS Financial Guaranty N.A. INS), 8/1/2026	6,630,975
50,000		Pittsburgh, PA Auditorium Authority, Regional Asset District Sales Tax Revenue Bonds (Series 1999), 5.00% (AMBAC INS), 2/1/2010	51,473
2,880,000		Pittsburgh, PA Public Parking Authority, Parking Revenue Bonds (Series 2000), 6.00% (AMBAC INS)/(Original Issue Yield: 6.02%), 12/1/2020	3,052,282
765,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997A), 6.15%, 10/1/2016	771,648
355,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.35%, 10/1/2009	362,391
1,075,000		Pittsburgh, PA Urban Redevelopment Authority, Mortgage Revenue Bonds (Series 1997C), 5.90%, 10/1/2022	1,088,308
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,285,000		Pittsburgh, PA Urban Redevelopment Authority, MFH Revenue Bonds (Series 2006), 4.90% (West Park Court)/(GNMA COL), 11/20/2047	$1,180,260
1,000,000		Pittsburgh, PA Urban Redevelopment Authority, Revenue Bonds (Series 2006C), 4.80%, 4/1/2028	993,500
1,885,000		Pittsburgh, PA Water & Sewer Authority, Water & Sewer System Revenue Bonds, 5.00% (MBIA Insurance Corp. INS)/(United States Treasury PRF 9/1/2015@100), 9/1/2024	2,016,026
2,855,000		Pittsburgh, PA, LT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.852%), 9/1/2019	2,962,919
1,500,000		Pittsburgh, PA, UT GO Bonds (Series 1999A), 5.75% (FGIC INS)/(Original Issue Yield: 5.94%), 9/1/2024	1,556,700
3,000,000		Pittsburgh, PA, UT GO Bonds (Series 2001A), 5.50% (AMBAC INS), 9/1/2015	3,189,750
2,165,000		Radnor Township, PA, UT GO Bonds (Series 2004AA), 5.125%, 7/15/2027	2,231,466
2,040,000		Riverside, PA School District, UT GO Bonds, 5.50% (FGIC INS)/(Original Issue Yield: 5.57%), 10/15/2020	2,147,855
310,000		Saucon Valley School District, PA, UT GO Bonds, 4.75% (United States Treasury PRF 4/15/2008@100)/(Original Issue Yield: 4.80%), 10/15/2010	312,009
1,000,000		Saxonburg, PA Area Authority, Sewer & Water Revenue Bonds, 5.00% (Assured Guaranty Corp. INS), 3/1/2030	1,023,640
3,000,000	[1,2]	Sayre, PA, Health Care Facilities Authority, Municipal Securities Trust Certificates (Series 7047), 4.809% (Guthrie Healthcare System, PA)/(GTD by Bear Stearns & Co., Inc.), 12/23/2026	2,425,080
390,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/(Original Issue Yield: 5.90%), 12/1/2021	405,881
1,110,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.75% (Guthrie Healthcare System, PA)/(Original Issue Yield: 5.90%), 12/1/2021	1,206,326
225,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/(Original Issue Yield: 6.00%), 12/1/2031	233,080
775,000		Sayre, PA, Health Care Facilities Authority, Revenue Bonds (Series 2002A), 5.875% (Guthrie Healthcare System, PA)/(Original Issue Yield: 6.00%), 12/1/2031	846,029
1,000,000		Scranton, PA, UT GO Bonds (Series 2001C), 7.10% (United States Treasury PRF 9/1/2011@100)/(Original Issue Yield: 7.35%), 9/1/2031	1,119,620
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$1,295,000		Southcentral PA, General Authority, Hospital Revenue Bonds, 5.00% (Hanover Hospital, Inc.)/(Radian Asset Assurance INS), 12/1/2029	$1,229,887
540,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(Escrowed In Treasuries COL), 5/15/2026	571,887
2,460,000		Southcentral PA, General Authority, Revenue Bonds, 5.625% (Wellspan Health Obligated Group)/(United States Treasury PRF 5/15/2011@101), 5/15/2026	2,641,696
200,000		Southmoreland, PA School District, UT GO Bonds, 4.70% (AMBAC INS)/(Original Issue Yield: 4.80%), 10/1/2007	200,166
500,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004A), 5.00% (Catholic Health East)/(Original Issue Yield: 5.15%), 11/15/2021	503,270
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.375% (Catholic Health East)/(Original Issue Yield: 5.42%), 11/15/2034	1,089,850
1,000,000		St. Mary Hospital Authority, PA, Health System Revenue Bonds (Series 2004B), 5.50% (Catholic Health East), 11/15/2024	1,097,630
1,500,000	[1,2]	St. Mary Hospital Authority, PA, RITES (Series PA-1485), 4.94% (Catholic Health East), 11/15/2034	1,031,700
400,000		State Public School Building Authority, PA, Revenue Bonds, 4.90% (Garnet Valley School District Project)/(United States Treasury COL), 2/1/2010	411,080
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(XL Capital Assurance Inc. INS), 3/15/2027	2,048,820
2,000,000		State Public School Building Authority, PA, School Revenue Bonds, 5.00% (Haverford Twp, PA School District)/(XL Capital Assurance Inc. INS), 3/15/2029	2,048,820
1,000,000	[1]	Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	938,410
1,245,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2021	1,310,051
1,665,000		Union County, PA Higher Educational Facilities Financing Authority, Revenue Bonds (Series 2002A), 5.25% (Bucknell University), 4/1/2022	1,751,813
1,250,000		Union County, PA Hospital Authority, Revenue Bonds, 5.25% (Evangelical Community Hospital)/(Radian Asset Assurance INS), 8/1/2024	1,249,112
550,000		Unity Township, PA Municipal Authority, Sewer Revenue Bonds, 5.00% (FSA INS), 12/1/2034	561,693
Principal Amount			Value
		MUNICIPAL BONDS--continued
		Pennsylvania--continued
$400,000		Washington County, PA Authority, Lease Revenue Bonds, 7.875% (Escrowed In Treasuries COL), 12/15/2018	$528,064
745,000		Washington County, PA Redevelopment Authority, Redevelopment Bonds (Series 2006A), 5.45% (Victory Centre Project-Tanger Outlet Development), 7/1/2035	723,142
1,885,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.15% (Holy Spirit Hospital), 1/1/2020	1,947,318
1,000,000		West Shore, PA Area Hospital Authority, Revenue Bonds, 6.25% (Holy Spirit Hospital)/(Original Issue Yield: 6.30%), 1/1/2032	1,027,700
880,000		West View, PA Municipal Authority, Special Obligation Bonds, 9.50% (Escrowed In Treasuries COL), 11/15/2014	1,067,062
1,000,000		Westmoreland County, PA IDA, Health Care Facility Revenue Bonds (Series 2000B), 8.00% (Redstone Presbyterian Seniorcare Obligated Group)/(Original Issue Yield: 8.25%), 11/15/2023	1,124,400
1,500,000		Westmoreland County, PA IDA, Retirement Community Revenue Bonds (Series 2005A), 5.75% (Redstone Presbyterian Seniorcare Obligated Group), 1/1/2026	1,463,385
70,000		Westmoreland County, PA Municipal Authority, Special Obligation Bonds, 9.125% (Escrowed In Treasuries COL), 7/1/2010	74,289
3,000,000		Wilkes-Barre, PA Finance Authority, University Refunding Revenue Bonds (Series 2007), 5.00% (Wilkes University), 3/1/2037	2,733,570
200,000		Wissahickon, PA School District, UT GO Bonds, 5.00% (United States Treasury PRF 11/15/2007@100)/(Original Issue Yield: 5.05%), 5/15/2010	200,480
1,000,000		York County, PA Solid Waste & Refuse Authority, Solid Waste System Refunding Revenue Bonds, 5.50% (FGIC INS), 12/1/2014	1,099,600
		TOTAL	299,018,696
		Puerto Rico--0.8%
1,000,000		Children's Trust, PR, Tobacco Settlement Asset-Backed Revenue Bonds, 6.00% (United States Treasury PRF 7/1/2010@100)/(Original Issue Yield: 6.077%), 7/1/2026	1,064,040
1,575,000	[1,2]	Puerto Rico Electric Power Authority, Drivers (Series 1817), 3.8328% (FSA INS), 1/1/2015	1,491,273
		TOTAL	2,555,313
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $299,384,152)	301,574,009
Principal Amount			Value
		SHORT-TERM MUNICIPAL -- 0.7% [3]
		Puerto Rico--0.7%
$2,300,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.730%, 9/5/2007 (AT AMORTIZED COST)	$2,300,000
		TOTAL INVESTMENTS--95.8% (IDENTIFIED COST $301,684,152) [4]	303,874,009
		OTHER ASSETS AND LIABILITIES - NET--4.2%	13,372,906
		TOTAL NET ASSETS--100%	$317,246,915

Securities that are subject to the federal alternative minimum tax (AMT) represent 8.6% of the Fund's portfolio as calculated based upon total market value (percentage is unaudited).

1 Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At August 31, 2007, these restricted securities amounted to $12,008,363, which represented 3.8% of total net assets.

2 Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At August 31, 2007, these liquid restricted securities amounted to $8,562,768, which represented 2.7% of total net assets.

3 Current rate and next reset date shown for Variable Rate Demand Notes.

4 The cost of investments for federal tax purposes amounts to $301,662,234.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2007.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
EDFA	--Economic Development Financing Authority
EDRBs	--Economic Development Revenue Bonds
FGIC	--Financial Guaranty Insurance Company
FHA	--Federal Housing Administration
FSA	--Financial Security Assurance
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
IDA	--Industrial Development Authority
IDRBs	--Industrial Development Revenue Bonds
INS	--Insured
LIQ	--Liquidity Agreement
LT	--Limited Tax
MFH	--Multi-Family Housing
PRF	--Prerefunded
RITES	--Residual Interest Tax-Exempt Securities
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

August 31, 2007

Assets:
Total investments in securities, at value (identified cost $301,684,152)		$303,874,009
Cash		56,589
Income receivable		4,401,068
Receivable for investments sold		9,705,000
Receivable for shares sold		328,326
TOTAL ASSETS		318,364,992
Liabilities:
Payable for shares redeemed	$479,949
Income distribution payable	497,534
Payable for distribution services fee (Note 5)	22,650
Payable for shareholder services fee (Note 5)	91,261
Accrued expenses	26,683
TOTAL LIABILITIES		1,118,077
Net assets for 28,276,436 shares outstanding		$317,246,915
Net Assets Consist of:
Paid-in capital		$323,223,212
Net unrealized appreciation of investments		2,189,857
Accumulated net realized loss on investments, swap contracts and futures contracts		(8,091,997)
Distributions in excess of net investment income		(74,157)
TOTAL NET ASSETS		$317,246,915
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($282,386,462 ÷ 25,169,078 shares outstanding), no par value, unlimited shares authorized		$11.22
Offering price per share (100/95.50 of $11.22) [1]		$11.75
Redemption proceeds per share		$11.22
Class B Shares:
Net asset value per share ($34,860,453 ÷ 3,107,358 shares outstanding), no par value, unlimited shares authorized		$11.22
Offering price per share		$11.22
Redemption proceeds per share (94.50/100 of $11.22) [1]		$10.60

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended August 31, 2007

Investment Income:
Interest			$16,880,613
Expenses:
Investment adviser fee (Note 5)		$1,308,006
Administrative personnel and services fee (Note 5)		259,141
Custodian fees		14,980
Transfer and dividend disbursing agent fees and expenses		145,835
Directors'/Trustees' fees		4,323
Auditing fees		18,508
Legal fees		7,432
Portfolio accounting fees		118,470
Distribution services fee--Class B Shares (Note 5)		312,833
Shareholder services fee--Class A Shares (Note 5)		686,235
Shareholder services fee--Class B Shares (Note 5)		104,277
Share registration costs		35,367
Printing and postage		44,020
Insurance premiums		7,588
Interest and trust expenses (Note 2)		223,808
Miscellaneous		4,520
TOTAL EXPENSES		3,295,343
Waivers and Reimbursement (Note 5):
Waiver of investment adviser fee	$(241,858)
Waiver of administrative personnel and services fee	(9,966)
Reimbursement of shareholder services fee - Class A Shares	(30,066)
TOTAL WAIVERS AND REIMBURSEMENT		(281,890)
Net expenses			3,013,453
Net investment income			13,867,160
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			916,418
Net change in unrealized appreciation of investments			(12,925,475)
Net realized and unrealized loss on investments			(12,009,057)
Change in net assets resulting from operations			$1,858,103

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended August 31	2007	2006
Increase (Decrease) in Net Assets
Operations:
Net investment income	$13,867,160	$11,897,531
Net realized gain (loss) on investments and futures contracts	916,418	(730,777)
Net change in unrealized appreciation/depreciation of investments	(12,925,475)	(2,730,894)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,858,103	8,435,860
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(12,195,704)	(10,109,449)
Class B Shares	(1,452,055)	(1,972,200)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(13,647,759)	(12,081,649)
Share Transactions:
Proceeds from sale of shares	50,077,867	42,911,853
Proceeds from shares issued in connection with the tax-free transfer of assets from the Sentinel Pennsylvania Tax-Free Fund	20,494,057	--
Proceeds from shares issued in connection with the tax-free transfer of assets from the Sky Trust Tax-Exempt Pennsylvania Fund	--	3,452,292
Proceeds from shares issued in connection with the tax-free transfer of assets from the Bryn Mawr Common Trust Fund	--	40,602,646
Net asset value of shares issued to shareholders in payment of distributions declared	7,718,777	7,289,775
Cost of shares redeemed	(60,001,026)	(48,639,332)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	18,289,675	45,617,234
Change in net assets	6,500,019	41,971,445
Net Assets:
Beginning of period	310,746,896	268,775,451
End of period (including distributions in excess of net investment income of $(74,157) and $(251,482), respectively)	$317,246,915	$310,746,896

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

August 31, 2007

1. ORGANIZATION

Federated Municipal Securities Income Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of seven portfolios. The financial statements included herein are only those of Federated Pennsylvania Municipal Income Fund (the "Fund"), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Class A Shares and Class B Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax (federal regular income tax does not include the federal alternative minimum tax (AMT)) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities. Interest income from the Fund's investments may be subject to the federal AMT for individuals and corporations.

On October 27, 2006 the Fund received assets from Sentinel Pennsylvania Tax-Free Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Sentinel Pennsylvania Tax-Free Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Sentinel Pennsylvania Tax-Free Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
1,759,146	$20,494,057	$647,075	$311,714,810	$20,494,057	$332,208,867

1 Unrealized appreciation is included in the Sentinel Pennsylvania Tax-Free Fund Net Assets Received amount shown above.

On February 24, 2006, the Fund received assets from Sky Trust Tax-Exempt Pennsylvania Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Sky Trust Tax-Exempt Pennsylvania Fund Net Assets Received	Unrealized Appreciation [2]	Net Assets of the Fund Prior to Combination	Net Assets of Sky Trust Tax-Exempt Pennsylvania Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
296,334	$3,452,292	$70,860	$265,140,605	$3,452,292	$268,592,897

2 Unrealized appreciation is included in the Sky Trust Tax-Exempt Pennsylvania Fund Net Assets Received amount shown above.

On June 23, 2006, the Fund received assets from Bryn Mawr Common Trust Fund as the result of a tax-free reorganization, as follows:

Shares of the Fund Issued	Bryn Mawr Common Trust Fund Net Assets Received	Unrealized Depreciation [3]	Net Assets of the Fund Prior to Combination	Net Assets of Bryn Mawr Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
3,536,816	$40,602,646	$619,921	$267,157,350	$40,602,646	$307,759,996

3 Unrealized depreciation is included in the Bryn Mawr Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Market values of the Fund's portfolio securities are determined as follows:

  for fixed-income securities, according to prices as furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost;
  futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board of Trustees (the "Trustees") may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value;
  prices for total return swaps are based upon a valuation model determined by management incorporating underlying reference indexes, interest rates, yield curves and other market data or factors; prices for credit default swaps are furnished by an independent pricing service and are based upon a valuation model incorporating default probabilities, recovery rates and other market data or factors; prices for interest rate swaps are furnished by an independent pricing service and are based upon a valuation model incorporating interest rates, yield curves and other market data or factors;
  for investments in other open-end registered investment companies, based on net asset value (NAV); and
  for all other securities at fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Prices for fixed-income securities furnished by a pricing service may be based on a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Such prices are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities, except that prices for corporate fixed-income securities traded in the United States are generally intended to be indicative of the mean between such bid prices and asked prices. The Trustees have approved the use of such pricing services. A number of pricing services are available, and the Fund may use various pricing services or discontinue the use of any pricing service.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

Repurchase Agreements

It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a "securities entitlement" and exercises "control" as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

With respect to agreements to repurchase U.S. government securities and cash items, the Fund treats the repurchase agreement as an investment in the underlying securities and not as an obligation of the other party to the repurchase agreement. Other repurchase agreements are treated as obligations of the other party secured by the underlying securities. Nevertheless, the insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.

The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.

For the year ended August 31, 2007, the Fund did not invest in repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class may bear certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Inverse Floater Structures

The Fund may participate in Secondary Inverse Floater Structures in which fixed-rate, tax-exempt municipal bonds purchased by the Fund are transferred to a trust. The trust subsequently issues two or more variable rate securities that are collateralized by the cash flows of the fixed-rate, tax-exempt municipal bonds. One or more of these variable rate securities pays interest based on a floating rate set by a remarketing agent at predetermined intervals. A residual interest tax-exempt security is also created by the trust which is transferred to the Fund that is paid interest based on the remaining cash flow of the trust, after payment of interest on the other securities and various expenses of the trust.

The Fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate certificate securities reflected as Fund liabilities under the caption, "Payable for floating rate certificate securities" in the Statement of Assets and Liabilities. At August 31, 2007, the Fund did not hold any secondary inverse floater structures. The Fund recorded interest and trust expenses of $223,808 for these investments for the year ended August 31, 2007.

While these inverse floaters structures are accounted for as secured borrowings, the Fund's Adviser has determined that they do not constitute borrowings for purposes of any fundamental limitation on borrowings that may be applicable to the Fund.

Futures Contracts

The Fund may periodically buy and sell financial futures contracts to manage duration and cash flow, enhance yield and to potentially reduce transaction costs. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended August 31, 2007, the Fund had no net realized gains/losses on futures contracts.

At August 31, 2007, the Fund had no outstanding futures contracts.

Restricted Securities

Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under the general supervision of the Trustees.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at August 31, 2007, is as follows:

Security	Acquisition Date	Acquisition Cost
Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.625% (AFCO Cargo PIT LLC Project)/(Original Issue Yield: 6.75%), 9/1/2024	9/23/1999	$984,950
Harrisburg, PA Authority, University Revenue Bonds (Series 2006A), 5.40% (Harrisburg University of Science & Technology), 9/1/2016	12/15/2006	$1,500,000
Susquehanna, PA Area Regional Airport Authority, Airport Facilities Revenue Bonds (Series 1999), 5.50% (Aero Harrisburg)/(Original Issue Yield: 5.85%), 1/1/2024	4/14/1999	$954,500

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

Year Ended August 31	2007		2006
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,240,537	$49,203,748	3,527,081	$40,846,850
Shares issued in connection with the tax-free transfer of assets from Sentinel Pennsylvania Tax-Free Fund	1,759,146	20,494,057	--	--
Shares issued in connection with the tax-free transfer of assets from Sky Trust Tax-Exempt Pennsylvania Fund	--	--	296,334	3,452,292
Shares issued in connection with the tax-free transfer from Bryn Mawr Common Trust Fund	--	--	3,536,816	40,602,646
Shares issued to shareholders in payment of distributions declared	571,807	6,604,207	498,222	5,775,745
Shares redeemed	(4,065,364)	(46,971,010)	(2,889,086)	(33,542,555)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	2,506,126	$29,331,002	4,969,367	$57,134,978

Year Ended August 31	2007		2006
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	75,207	$874,119	170,544	$2,065,003
Shares issued to shareholders in payment of distributions declared	96,394	1,114,570	130,528	1,514,030
Shares redeemed	(1,124,514)	(13,030,016)	(1,301,192)	(15,096,777)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(952,913)	$(11,041,327)	(1,000,120)	$(11,517,744)
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,553,213	$18,289,675	3,969,247	$45,617,234

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due to differing treatments for inverse floater structures and discount accretion/premium amortization on debt securities.

For the year ended August 31, 2007, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
$(19,097)	$(42,076)	$61,173

Net investment income (loss), net realized gains (losses), and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2007 and 2006, was as follows:

	2007	2006
Tax-exempt income	$13,647,759	$12,081,649

As of August 31, 2007 the components of distributable earnings on a tax basis were as follows:

Distributions in excess of tax-exempt income	$(74,157)
Net unrealized appreciation	$2,211,775
Capital loss carryforwards and deferrals	$(8,113,912)

The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.

At August 31, 2007, the cost of investments for federal tax purposes was $301,662,234. The net unrealized appreciation of investments for federal tax purposes was $2,211,775. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $8,798,310 and net unrealized depreciation from investments for those securities having an excess of cost over value of $6,586,535.

At August 31, 2007, the Fund had a capital loss carryforward of $8,113,912 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2008	$ 916,668
2009	$2,804,527
2010	$2,171,230
2012	$ 236,977
2013	$1,984,510

The Fund used capital loss carryforwards of $215,726 to offset taxable capital gains realized during the year ended August 31, 2007.

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company is the Fund's investment adviser (the "Adviser"). The advisory agreement between the Fund and Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended August 31, 2007, the Adviser voluntarily waived $241,858 of its fee.

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of certain Federated funds as specified below:

Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. For the year ended August 31, 2007, the net fee paid to FAS was 0.076% of average daily net assets of the Fund. FAS waived $9,966 of its fee.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class B Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of the following percentages of average daily net assets annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.40%
Class B Shares	0.75%

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended August 31, 2007, FSC did not retain any fees paid by the Fund. For the year ended August 31, 2007, the Fund's Class A Shares did not incur a distribution services fee.

Sales Charges

For the year ended August 31, 2007, FSC retained $56,981 in sales charges from the sale of Class A Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

The Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class B Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. For the year ended August 31, 2007, FSSC voluntarily reimbursed $30,066 of shareholder services fees. For the year ended August 31, 2007, FSSC did not receive any fees paid by the Fund.

Interfund Transactions

During the year ended August 31, 2007, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $89,070,000 and $90,065,000, respectively.

Expense Limitation

The Adviser and its affiliates (which may include FSC, FAS and FSSC) have voluntarily agreed to waive their fees and/or reimburse expenses so that the total operating expenses (including the distribution (12b-1) fee, but excluding interest and trust expenses (referenced in Note 2)) paid by the Fund's Class A Shares and Class B Shares (after the voluntary waivers and reimbursements) will not exceed 0.75% and 1.52%, respectively, for the fiscal year ending August 31, 2008. Although these actions are voluntary, the Adviser and its affiliates have agreed not to terminate these waivers and/or reimbursements until after October 31, 2008.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2007, were as follows:

Purchases	$75,053,190
Sales	$86,997,878

7. CONCENTRATION OF RISK

Since the Fund invests a substantial portion of its assets in issuers located in one state, it will be more susceptible to factors adversely affecting issuers of that state than would be a comparable tax-exempt mutual fund that invests nationally. In order to reduce the credit risk associated with such factors, at August 31, 2007, 45.6% of the securities in the portfolio of investments is backed by letters of credit or bond insurance of various financial institutions and financial guaranty assurance agencies. The largest percentage of investments insured by or supported (backed) by a letter of credit from any one institution or agency was 13.4% of total investments.

8. LINE OF CREDIT

The Fund participates in a $150,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 0.65% over the federal funds rate. As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the Fund did not utilize the LOC.

9. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from other participating affiliated funds.

As of August 31, 2007, there were no outstanding loans. During the year ended August 31, 2007, the program was not utilized.

10. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after Federated's first public announcement that it had received requests for information on shareholder trading activities in the Funds from the SEC, the Office of the New York State Attorney General ("NYAG"), and other authorities. In that regard, on November 28, 2005, Federated announced that it had reached final settlements with the SEC and the NYAG with respect to those matters. As Federated previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant. As part of these settlements, Federated agreed to pay for the benefit of fund shareholders additional disgorgement and a civil money penalty in the aggregate amount of an additional $72 million. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees. The Board of the Funds has retained the law firm of Dickstein Shapiro LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys' fees and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

11. RECENT ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Recent SEC guidance allows implementing FIN 48 in fund NAV calculations as late as a fund's last NAV calculation in the first required financial statement reporting period. As a result, the Fund will adopt FIN 48 no later than February 29, 2008. At this time, management is evaluating the implications of FIN 48 and its impact in the financial statements has not yet been determined.

In September 2006, FASB released Statement on Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of FAS 157 will have on the Fund's financial statement disclosures.

12. FEDERAL TAX INFORMATION (UNAUDITED)

At August 31, 2007, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.

The Fund recently received notification from the Internal Revenue Service that its Office of Appeals denied the appeal of the issuer of the following security which sought to overturn the adverse determination of the taxability of the interest from this security. In the event that no further appeals are filed or this issue is not otherwise resolved by the issuer, the Fund may need to report the income from this security as taxable income. The fund sold its entire interest in this security in 2003.

Security
Westmoreland County, PA Municipal Authority, Capital Appreciation Municipal Services Bonds (Series A), (Original Issue Yield: 6.17%), 8/15/2021

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST AND SHAREHOLDERS OF FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Pennsylvania Municipal Income Fund, a series of Federated Municipal Securities Income Trust, as of August 31, 2007, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for each of the years in the two-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the periods presented prior to September 1, 2005, were audited by other independent registered public accountants whose report thereon dated October 18, 2005, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2007 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Pennsylvania Municipal Income Fund as of August 31, 2007, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

KPMG LLP

Boston, Massachusetts
October 24, 2007

Board of Trustees and Trust Officers

The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2006, the Trust comprised eight portfolios, and the Federated Fund Complex consisted of 45 investment companies (comprising 148 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman of the Federated Fund Complex's Executive Committee.

Previous Positions : Chairman of the Federated Fund Complex; Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND TRUSTEE Began serving: August 1990	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Federated Equity Management Company of Pennsylvania and Passport Research, Ltd. (Investment advisory subsidiary of Federated); Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT TRUSTEES BACKGROUND

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL TRUSTEE Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE Began serving: February 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE Began serving: July 1999	Principal Occupation : Director or Trustee of the Federated Fund Complex; Director, QSGI, Inc. (technology services company).

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE Began serving: January 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant.

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University; Executive Vice President DVC Group, Inc. (marketing, communications and technology).

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA TRUSTEE Began serving: February 1995	Principal Occupations : Director or Trustee, and Chairman of the Board of Directors or Trustees, of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue & Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Thomas M. O'Neill Birth Date: June 14, 1951 95 Standish Street P.O. Box 2779 Duxbury, MA TRUSTEE Began serving: October 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; Managing Director and Partner, Navigator Management Company, L.P. (investment and strategic consulting).

Other Directorships Held : Director, Midway Pacific (lumber); Board of Overseers, Children's Hospital of Boston; Visiting Committee on Athletics, Harvard College.

Previous Positions : Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; and Credit Analyst and Lending Officer, Fleet Bank.

Name Birth Date Address Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE Began serving: August 1990	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Previous Positions : Public Relations/Marketing Consultant/ Conference Coordinator; National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE Began serving: July 1999	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

James F. Will Birth Date: October 12, 1938 721 E. McMurray Road McMurray, PA TRUSTEE Began serving: April 2006	Principal Occupations : Director or Trustee of the Federated Fund Complex; prior to June 2006, Vice Chancellor and President, Saint Vincent College.

Other Directorships Held : Trustee, Saint Vincent College; Alleghany Corporation.

Previous Positions : Chairman, President and Chief Executive Officer, Armco, Inc.; President and Chief Executive Officer, Cyclops Industries; President and Chief Operating Officer, Kaiser Steel Corporation.

OFFICERS

Name Birth Date Positions Held with Trust Date Began Serving	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT AND SECRETARY Began serving: August 2006	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Vice Chairman, Executive Vice President, Secretary and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.

Richard A. Novak Birth Date: December 25, 1963 TREASURER Began serving: January 2006	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Previous Positions : Controller of Federated Investors, Inc.; Vice President, Finance of Federated Services Company; held various financial management positions within The Mercy Hospital of Pittsburgh; Auditor, Arthur Andersen & Co.

Richard B. Fisher Birth Date: May 17, 1923 VICE CHAIRMAN Began serving: August 2002	Principal Occupations : Vice Chairman or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.

Name Birth Date Positions Held with Trust Date Began Serving	Principal Occupation(s) for Past Five Years and Previous Position(s)
Brian P. Bouda Birth Date: February 28, 1947 SENIOR VICE PRESIDENT AND CHIEF COMPLIANCE OFFICER Began serving: August 2004	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Fund Complex; Vice President and Chief Compliance Officer of Federated Investors, Inc.; and Chief Compliance Officer of its subsidiaries. Mr. Bouda joined Federated in 1999 and is a member of the American Bar Association and the State Bar Association of Wisconsin.

Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Began serving: May 2004	Principal Occupations: Ms. Ochson was named Chief Investment Officer of tax-exempt, fixed-income products in 2004. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund's Adviser since 1996. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.

J. Scott Albrecht Birth Date: June 1, 1960 VICE PRESIDENT Began serving: November 1998	Principal Occupations: J. Scott Albrecht has been the Fund's Portfolio Manager since March 1995. He is Vice President of the Trust. Mr. Albrecht joined Federated in 1989. He has been a Senior Portfolio Manager since 1997 and a Senior Vice President of the Fund's Adviser since 2005. He was a Portfolio Manager from 1994 to 1996. Mr. Albrecht is a Chartered Financial Analyst and received his M.S. in Public Management from Carnegie Mellon University.

Evaluation and Approval of Advisory Contract

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND (THE "FUND")

The Fund's Board reviewed the Fund's investment advisory contract at meetings held in May 2007. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.

In this connection, the Federated funds had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent written evaluation that covered topics discussed below. The Board considered that evaluation, along with other information, in deciding to approve the advisory contract.

During its review of the contract, the Board considered compensation and benefits received by the Adviser. This included the fees received for services provided to the Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Federated fund trades, as well as advisory fees. The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as the Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts the Board deems relevant bearing on the Adviser's services and fees. The Board further considered management fees (including any components thereof) charged to institutional and other clients of the Adviser for what might be viewed as like services, and costs to the Adviser and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit and profit margins of the Adviser and its affiliates from supplying such services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.

The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by the advice of independent legal counsel. Throughout the year, the Board has requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional reports in connection with the particular meeting at which the Board's formal review of the advisory contract occurred. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's evaluation, accompanying data and additional reports covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or "peer group" funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.

With respect to the Fund's performance and expenses in particular, the Board has found the use of comparisons to other mutual funds with comparable investment programs to be particularly useful, given the high degree of competition in the mutual fund business. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because, simply put, they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a generally reliable indication of what consumers have found to be reasonable in the precise marketplace in which the Fund competes. The Fund's ability to deliver competitive performance when compared to its peer group was a useful indicator of how the Adviser is executing the Fund's investment program, which in turn assisted the Board in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract. In this regard, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds ( e.g. , institutional and separate accounts). He concluded that mutual funds and institutional accounts are inherently different products. Those differences included, but are not limited to targeting different investors, being subject to different laws and regulations, different legal structure, distribution costs, average account size and portfolio management techniques made necessary by different cash flows. The Senior Officer did not consider these fee schedules to be significant in determining the appropriateness of mutual fund advisory contracts.

The Senior Officer reviewed reports compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups are highly important in judging the reasonableness of proposed fees.

The Fund's performance fell below the median of the relevant peer group for both the one and three year periods ending December 31, 2006. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund.

The Board also received financial information about Federated, including reports on the compensation and benefits Federated derived from its relationships with the Federated funds. These reports covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The reports also discussed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate.

Federated furnished reports, requested by the Senior Officer, that reported revenues on a fund by fund basis and made estimates of the allocation of expenses on a fund by fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, although they may apply consistent allocation processes, the inherent difficulties in allocating costs (and the unavoidable arbitrary aspects of that exercise) and the lack of consensus on how to allocate those costs may render such allocation reports unreliable. The allocation reports were considered in the analysis by the Board but were determined to be of limited use.

The Board and the Senior Officer also reviewed a report compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer noted the limited availability of such information, but nonetheless concluded that Federated's profit margins did not appear to be excessive and the Board agreed.

The Senior Officer's evaluation also discussed the notion of possible realization of "economies of scale" as a fund grows larger. The Board considered in this regard that the Adviser has made significant additional investments in areas such as personnel and processes for the portfolio management, compliance, and risk management functions; distribution efforts; and systems technology; that support all of the Federated funds, and that the benefits of these efforts (as well as any economies, should they exist) were likely to be enjoyed by the fund complex as a whole. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in independently prepared materials included in the Senior Officer's evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with "breakpoints" that serve to reduce the fee as the fund attains a certain size. The Senior Officer did not recommend institution of breakpoints in pricing Federated's fund advisory services at this time.

For the Fund's most recently completed fiscal year, the Fund's investment advisory fee after waivers and expense reimbursements, if any, was below the median of the relevant peer group. The Board reviewed the fees and other expenses of the Fund with the Adviser and was satisfied that the overall expense structure of the Fund remained competitive.

The Senior Officer's evaluation noted his belief that the information and observations contained in his evaluation supported his finding that the proposed management fees are reasonable, and that Federated appeared to provide appropriate administrative services to the Fund for the fees paid. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's advisory contract. For 2006, the Board concluded that the nature, quality and scope of services provided the Fund by the Adviser and its affiliates were satisfactory.

In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund.

The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available from Federated's website at FederatedInvestors.com. To access this information from the "Products" section of the website, click on the "Prospectuses and Regulatory Reports" link under "Related Information," then select the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page, click on the "Prospectuses and Regulatory Reports" link. Form N-PX filings are also available at the SEC's website at www.sec.gov.

Quarterly Portfolio Schedule

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of Federated's website at FederatedInvestors.com by clicking on "Portfolio Holdings" under "Related Information," then selecting the appropriate link opposite the name of the Fund; or select the name of the Fund and, from the Fund's page click, on the "Portfolio Holdings" link.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated
World-Class Investment Manager

Federated Pennsylvania Municipal Income Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 313923708
Cusip 313923807

28995 (10/07)

Federated is a registered mark of Federated Investors, Inc. 2007 (c)Federated Investors, Inc.

ITEM 2.     CODE OF ETHICS

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies -
Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer;
the registrant's Principal Financial Officer also serves as the Principal
Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the
Section 406 Standards for Investment Companies - Ethical Standards for Principal
Executive and Financial Officers.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has determined that each member of the Board's Audit
Committee is an "audit committee financial expert," and that each such member is
"independent," for purposes of this Item.  The Audit Committee consists of the following Board members:  Thomas G. Bigley, John T. Conroy, Jr., Nicholas P.
Constantakis and Charles F. Mansfield, Jr.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)         Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $139,200

                  Fiscal year ended 2006 - $151,900

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $23,596 and $0
      respectively.  Fiscal year ended 2006 - Fees for review of N-14 documents and restated financial statements.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0
      respectively.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2007 - $0

                  Fiscal year ended 2006 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $22,593
      respectively.  Fiscal year ended 2006 - executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-
approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit
Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The
Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its
Chairman.  The Chairman will report any pre-approval decisions to the Audit
Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

      The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

      In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit Services, which are those services that only the independent auditor reasonably can provide.  The Audit Committee has pre-approved certain Audit services, all other Audit services must be specifically pre-approved by the
Audit Committee.

AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Company's financial statements or that are traditionally performed by the independent auditor.  The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain Audit-related services, all other Audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

      The Audit Committee believes that the independent auditor can provide Tax services to the Company such as tax compliance, tax planning and tax advice without impairing the auditor's independence.  However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations.  The Audit Committee has pre-approved certain Tax services, all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

      With respect to the provision of services other than audit, review or attest services the pre-approval requirement is waived if:

      (1)         The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the registrant, the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment
                  adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides
                  ongoing services to the registrant to its accountant during the fiscal year in which the services are provided;
      (2)         Such services were not recognized by the registrant, the
                  registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity
                  controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the
                  registrant  at the time of the engagement to be non-audit
                  services; and
      (3)         Such services are promptly brought to the attention of the
                  Audit Committee of the issuer and approved prior to the
                  completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

      The Audit Committee may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

      The SEC's rules and relevant guidance should be consulted to determine the precise definitions of prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

      Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee.  Any proposed services exceeding these levels will require specific pre-approval by the Audit
Committee.

PROCEDURES

      Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Principal Accounting Officer and/or Internal
Auditor, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

            4(b)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(c)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

            4(d)

                  Fiscal year ended 2007 - 0%

                  Fiscal year ended 2006 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
            Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

                  Fiscal year ended 2007 - $131,151

                  Fiscal year ended 2006 - $204,981

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS

            Not Applicable

ITEM 6.     SCHEDULE OF INVESTMENTS

            Not Applicable

ITEM 7.     DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
            MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 8.     PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

            Not Applicable

ITEM 9.     PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT
            COMPANY AND AFFILIATED PURCHASERS

            Not Applicable

ITEM 10.    SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

            Not Applicable

ITEM 11.    CONTROLS AND PROCEDURES

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.    EXHIBITS

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE
SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED MUNICIPAL SECURITIES INCOME TRUST

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE
INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE
FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE
DATES INDICATED.

BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        OCTOBER 23, 2007

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        OCTOBER 23, 2007